As filed with the Securities and
                        Exchange Commission on April 26, 2001
                           Registration No. 333-37883

                                  No. 811-08439

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


                         Post-Effective Amendment No. 6


                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

               TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-1
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             1150 South Olive Street
                              Los Angeles, CA 90015
              (Address of Principal Executive Office of Depositor)

Name and Address of Agent for Service:          Copies to:
--------------------------------------          ----------
James W. Dederer, Esq.                          Frederick R. Bellamy, Esq.
Executive Vice President, General Counsel       Sutherland, Asbill & Brennan LLP
         and Corporate Secretary                1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company  Washington, D.C.  20004
1150 South Olive Street
Los Angeles, CA 90015



     Title of securities being registered: Flexible Payment Variable Life Insurance Policies.


     It is proposed that this filing will become effective:
|_|immediately upon filing  pursuant to paragraph  (b)
|X|on May 1, 2001  pursuant to paragraph  (b)
|_|60 days  after  filing  pursuant  to  paragraph  (a)(1)
|_| on  pursuant  to paragraph (a)(1)



                      RECONCILIATION AND TIE BETWEEN ITEMS
                        IN FORM N-8B-2 AND THE PROSPECTUS

Item No. of
Form N-8B-2                                          Caption in Prospectus

1...........................................................  Cover Page
2...........................................................  Cover Page
3...........................................................  Not Applicable
4...........................................................  Distribution
5...........................................................  Description of Transamerica; The Separate Account
6...........................................................  The Separate Account
7...........................................................  Not Applicable
8...........................................................  Not Applicable
9...........................................................  Legal Proceedings
10..........................................................  Summary; Description of Transamerica, The Separate
                                                              Account, The Portfolios; The Policy; Policy Termination
                                                              and Reinstatement; Other Policy Provisions
11..........................................................  Summary; Investment Objectives and Policies
12                                                                     Summary;
13..........................................................  Summary;   Charges and Deductions
14..........................................................  Summary; Application for a Policy
15..........................................................  Summary; Application for a Policy;
                                                              Payments; Allocation of Net Payments
16..........................................................  The Separate Account; Payments; Allocation of Net
                                                              Payments
17..........................................................  Summary; Surrender; Partial Withdrawal;
                                                              Charges and Deductions; Policy
Termination and Reinstatement
18..........................................................  The Separate Account; Payments
19..........................................................  Reports; Voting Rights
20..........................................................  Not Applicable
21..........................................................  Summary; Policy Loans; Other Policy
                                                              Provisions
22..........................................................  Other Policy Provisions
23..........................................................  Not Required
24..........................................................  Other Policy Provisions
25..........................................................  Description of Transamerica
26..........................................................  Not Applicable
27..........................................................  Description of Transamerica
28..........................................................  Directors and Principal Officers of Transamerica
29..........................................................  Description of Transamerica
30..........................................................  Not Applicable
31..........................................................  Not Applicable
32..........................................................  Not Applicable
33..........................................................  Not Applicable
34..........................................................  Not Applicable
35..........................................................  Distribution
36..........................................................  Not Applicable
37..........................................................  Not Applicable
38..........................................................  Summary; Distribution
39..........................................................  Summary; Distribution
40..........................................................  Not Applicable
41..........................................................  Description of Transamerica, Distribution
42..........................................................  Not Applicable
43..........................................................  Not Applicable
44..........................................................  Payments; Policy Value and Cash
                                                              Surrender Value
45..........................................................  Not Applicable
46..........................................................  Policy Value; Surrender;
                                                              Federal Tax Considerations
47..........................................................  Description of Transamerica
48..........................................................  Not Applicable
49..........................................................  Not Applicable
50..........................................................  The Separate Account
51..........................................................  Cover Page; Summary; Charges and
                                                              Deductions; The Policy; Policy Termination  and
Reinstatement;  Other Policy Provisions
52..........................................................  Addition, Deletion or Substitution of
                                                              Investments
53..........................................................  Federal Tax Considerations
54..........................................................  Not Applicable
55..........................................................  Not Applicable
56..........................................................  Not Applicable
57..........................................................  Not Applicable
58..........................................................  Not Applicable
59..........................................................  Not Applicable


                                     Part II

Undertaking To File Reports
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


Statement with Respect to Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

Article V, Section I, of Transamerica's Bylaws provides: "Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another foreign or domestic corporation partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was a predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent (hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expenses, liability, and loss (including attorneys' fees, judgments, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local, or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter "Expenses"); provided, however, that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. (It is the Corporation's intent that these bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the corporation's Articles of Incorporation.)"

The directors and officers of Transamerica are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $300,000,000 for Coverage A and $300,000,000 for Coverage B for the period 11/15/2000 to 11/1/2002. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with Chubb.





Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Representations Pursuant to Section 26(e) of the Investment Company Act of 1940 Transamerica hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                     CONTENTS OF THE REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

The facing sheet.
Cross-reference to items required by Form N-8B-2. The prospectus consists of ____ pages. The undertaking to file reports.
The undertaking pursuant to Rule 484 under the Securities Act of 1933. Representations Pursuant to Section 26(e) of the Investment Company Act of 1940

The signatures.

Written consents of the following persons:

     1.    Ernst & Young LLP
     2.     Actuarial Opinion

The following exhibits:

     1.    Exhibit 1
     (Exhibits required by paragraph A of the instructions to Form N-8B-2)

(1) Certified copy of Resolutions of the Board of Directors of the Company of December 6, 1996 establishing the Transamerica Occidental Life Separate Account VUL-1. 1/

 (2)    Not Applicable.

(3) (a) Form of Distribution Agreement between Transamerica Securities Sales Corporation and Transamerica Occidental Life Insurance Company. 1/

(b) Form of Sales Agreement between Transamerica Life Companies, Transamerica Securities Sales Corporation and Broker-Dealers 1/

 (4)    Not Applicable.

 (5)    Forms of Policy and Policy riders. 1/2/


           (6)    Organizational documents of the Company, as amended. 1/ 9/


           (7)    Not Applicable.

           (8)    Form of Participation Agreement between:
                  Transamerica Occidental Life Insurance Company and:

                  (a) re The Alger American Fund 2/

                   (b) re Alliance Variable Products Series Fund, Inc. 2/
                   (c) re Dreyfus Variable Investment Fund 2/
                   (d) re Janus Aspen Series 2/
                   (e) re MFS Variable Insurance Trust 2/
                   (f) re Morgan Stanley Universal Funds, Inc. 2/
                   (g) re OCC Accumulation Trust 2/
                   (h) re Transamerica Variable Insurance Fund, Inc. 2/ 9

                  (i) re PIMCO Variable Insurance Trust 7/


(9) Administrative Agreements between Transamerica Occidental Life Insurance Company and First Allmerica Financial Life Insurance Company 2/

           (10)   Form of Application 1/

           (11)   Issuance, Transfer and Redemption Procedures Memorandum.2/

           (12)   Financial Data Schedule. 2/ 3/

     2.    Form of Policy and Policy riders are included in Exhibit 1 above.

     3.    Opinion of Counsel. 1/

     4.    Not Applicable.

     5.    Not Applicable.

     6.    Actuarial consent 2/4/

     7.    Consent of Independent Auditors  2/ 3/4/5/ 8/


     8.    Powers of Attorney 1/ 3/4/5/ 8/ 9/


1/ Incorporated herein by reference to the initial filing of this Registration Statement (File No. 333-37883) -- on October 14, 1997.

2/ Incorporated herein by reference to the Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-37883) on December 24, 1998.

3/ Incorporated herein by reference to the Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-37883) on January 23, 1998.

4/ Incorporated herein by reference to the Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-37883) on April 29, 1998.

5/ Incorporated herein by reference to the Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-37883) on February 26, 1999.

6/ Incorporated herein by reference to the Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-37883) on April 30, 1999.


7/ Incorporated by reference to the Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-37883) on October 1, 1999.

8/ Incorporated by reference to the Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-37883) on April 25, 2000.

9/   Filed herewith.

                                    SIGNATURE



As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 27th day of April, 2001.


               Transamerica Occidental Life Separate Account VUL-1
                                  (Registrant)

(SEAL)






Attest:/s/Gina Grusman          By:/s/David M. Goldstein
Title)SEC Filing Coordinator   (Name) David M. Goldstein

                              (Title)  Senior Vice President


                 Transamerica Occidental Life Insurance Company


Pursuant to the requirements of the Securities Act of 1933, Transamerica Occidental Life Insurance Company has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Los Angeles and the State of California, on the 27th day of April, 2001.


                 Transamerica Occidental Life Insurance Company

(SEAL)



Attest:/s/Gina Grusman          By:/s/David M. Goldstein
Title)SEC Filing Coordinator   (Name) David M. Goldstein

                              (Title)  Senior Vice President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.


Signatures                                  Titles                                      Date
Ron F. Wagley*                      ___________________________                         April 27, 2001
                                    President  and Director
Patrick S. Baird*                   ___________________________                         April 27, 2001
                                    Director
Brenda K. Clancy*                   ___________________________                          April 27, 2001
                                    Director and Senior Vice President
Bruce Clark                         ___________________________                         April 27, 2001
                                    Senior Vice President and Chief Financial Officer
James W. Dederer*                   ___________________________                          April 27, 2001
                                    Director, General Counsel and Secretary
George A. Foegele*                  __________________________                          April 27, 2001
                                    Director
Douglas C. Kolsrud*                 __________________________                          April 27, 2001
                                    Director and  Senior Vice President
Richard N. Latzer*                  __________________________                          April 27, 2001
                                    Director and Investment Officer
Karen O. MacDonald*                 _________________________                           April 27, 2001
                                    Director, Executive Vice President
                                    and Chief Operating Officer
Gary U. Rolle'*                     _________________________                           April 27, 2001
                                    Director and Investment Officer
Paul E. Rutledge III*               _________________________                           April 27, 2001
                                    Director and President - Reinsurance Division
Craig D. Vermie*                    _________________________                           April 27, 2001
                                    Director, Vice President and Counsel



/s/ David M. Goldstein      On April 27, 2001 as Attorney-in-Fact pursuant to
*By: David M. Goldstein     powers of attorney filed herewith.

                               PROSPECTUS FOR

                             TRANSAMERICA TRIBUTE(R)
                        VARIABLE UNIVERSAL LIFE INSURANCE
          An Individual Flexible Payment Variable Life Insurance Policy

                                    Issued By

                 Transamerica Occidental Life Insurance Company

              Offering 19 Sub-Accounts Under Separate Account VUL-1

                         In Addition to a Fixed Account


                     Portfolios Associated With Sub-Accounts

Alger American Income & Growth                                MFS(R)Research Series
         Alliance VP Growth and Income                        MS UIF Emerging Markets Equity
Alliance VP Premier Growth                                    MS UIF Fixed Income
Dreyfus Variable Investment Fund - Appreciation               MS UIF High Yield
   Portfolio - Initial Shares                                 MS UIF International Magnum
Dreyfus Variable Investment Fund - Small Cap                  OCC Accumulation Trust Managed
   Portfolio - Initial Shares                                 OCC Accumulation Trust Small Cap
Janus Aspen Series Balanced                                   PIMCO VIT StocksPLUS Growth and Income -
Janus Aspen Series Worldwide Growth                              Admin Class
MFS(R) Emerging Growth Series

The SEC's web site is http://www.sec.gov Transamerica VIF Growth MFS(R) Investors Trust Series

Transamerica's web site is http://www.transamerica.com Transamerica VIF Money Market


Neither the SEC nor the state securities commissions have approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please note that the policies and the portfolios are not guaranteed to achieve their goals and are subject to risks, including possible loss of amount invested.
The policy and the portfolios are not bank deposits, are not federally insured and are not endorsed by any bank or government agency. Please read this prospectus carefully and keep it for future reference. It should be read with the current prospectuses for the portfolios. It contains information you should know before investing.







You bear the entire investment risk for all assets you place in the sub-accounts. Additionally, please analyze any current policies you may own before investing in this policy. It may not be to your advantage to replace existing insurance with this policy.












                     May 1, 2001



                                                    Table of Contents

SUMMARY    4
DESCRIPTION OF TRANSAMERICA, THE SEPARATE ACCOUNT

         AND THE PORTFOLIOS...............................................................................14
THE POLICY................................................................................................15
         Application for a Policy.........................................................................15
         Term Life Insurance Conversions..................................................................16
         Free Look Period.................................................................................16
         Conversion Privilege.............................................................................17
         Payments.........................................................................................17
         Allocation of Net Payments.......................................................................18
         Transfer Privilege...............................................................................18
         Other Restrictions on Transfers..................................................................19
         Dollar Cost Averaging............................................................................19
         Automatic Account Rebalancing....................................................................19
         Death Benefit....................................................................................20
         Level Option and Adjustable Option...............................................................20
         Change to Level or Adjustable Option.............................................................21
         Change in Face Amount............................................................................22
         Option to Accelerate Death Benefits (Living Benefits Rider) .....................................22
         Policy Value.....................................................................................23
         Maturity Benefits................................................................................24
         Payment Options..................................................................................24
         Optional Insurance Benefits......................................................................24
         Surrender........................................................................................24
         Partial Withdrawal...............................................................................25
         Paid-Up Insurance Option.........................................................................25
CHARGES AND DEDUCTIONS....................................................................................25
         Payment Expense Charge...........................................................................26
         Monthly Insurance Protection Charge..............................................................26
         Charges Against or Reflected in the Asset
            of the Separate Account.......................................................................28
         Surrender Charges................................................................................28
         Partial Withdrawal Costs.........................................................................29
         Transfer Charges.................................................................................29
         Charge for Change in Face Amount.................................................................30
         Other Administrative Charges.....................................................................30
POLICY LOANS..............................................................................................30
         Preferred Loan Option............................................................................30
         Loan Interest Charged............................................................................30
         Repayment of Outstanding Loan....................................................................31
         Effect of Policy Loans...........................................................................31
POLICY TERMINATION AND REINSTATEMENT......................................................................31
         Termination......................................................................................31
         Reinstatement....................................................................................32
OTHER POLICY PROVISIONS...................................................................................33
         Policy Owner ....................................................................................33
         Beneficiary......................................................................................33
         Assignment.......................................................................................33
         Limit on Right to Challenge Policy...............................................................33
         Suicide..........................................................................................33
         Misstatement of Age or Sex.......................................................................34
         Delay of Payments................................................................................34

FEDERAL TAX CONSIDERATIONS................................................................................34
         Transamerica Occidental Life Insurance Company and

            The Separate Account..........................................................................34
         Taxation of the Policies.........................................................................34
         Withholding......................................................................................35
         Policy Loans.....................................................................................35
         Interest Disallowance............................................................................35
         Modified Endowment Contracts.....................................................................35
         Distributions Under Modified Endowment Contracts.................................................35
VOTING RIGHTS.............................................................................................36
DIRECTORS AND PRINCIPAL OFFICERS OF
         TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY...................................................37
DISTRIBUTION..............................................................................................38

REPORTS  38

PERFORMANCE INFORMATION...................................................................................38
LEGAL PROCEEDINGS.........................................................................................41
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.........................................................41
FURTHER INFORMATION.......................................................................................41
MORE INFORMATION ABOUT THE FIXED ACCOUNT..................................................................42
         General Description..............................................................................42
         Fixed Account Interest...........................................................................42
         Transfers, Surrenders, Partial Withdrawals and Policy Loans......................................42
INDEPENDENT AUDITORS......................................................................................42
FINANCIAL STATEMENTS......................................................................................42
APPENDIX A - GUIDELINE MINIMUM SUM INSURED TABLE..........................................................A-1
APPENDIX B - OPTIONAL INSURANCE BENEFITS..................................................................B-1
APPENDIX C - PAYMENT OPTIONS..............................................................................C-1

APPENDIX D - ILLUSTRATIONS OF DEATH BENEFIT,
         POLICY VALUES AND ACCUMULATED PAYMENTS...........................................................D-1
APPENDIX E - MAXIMUM SURRENDER CHARGES....................................................................E-1
APPENDIX F- SPECIAL TERMS.................................................................................F-1

SUMMARY

This summary is intended to provide only a very brief overview of the more significant aspects of the policy. The prospectus and the policy provide further detail. The Transamerica Tribute(R) policy provides insurance protection for the named beneficiary. We do not claim that the policy is similar or comparable to a systematic investment plan of a mutual fund. The policy and its attached application are the entire agreement between you and Transamerica.


There are certain risks associated with purchasing a variable universal life insurance policy. There is no guarantee that the investment objectives of the portfolios will be achieved. The policy value may be less than the aggregate premiums paid for the policy. Before investing, carefully read this prospectus and the prospectuses of the portfolios that accompany this prospectus.

Because of the substantial nature of the surrender charges, the policy is not suitable for short-term investment purposes. Also, prospective purchasers should note that it may not be advisable to purchase a policy as a replacement for existing insurance.

The death benefit is generally excludible from the gross income of the beneficiary although the death benefit may be subject to federal and state estate taxes. Under current law, you will generally not be taxed on partial withdrawals or surrenders until the cumulative surrender amount exceeds total payments made to the policy. Amounts received on partial withdrawals or surrenders in excess of total payments made are treated as ordinary income. However, during the first 15 policy years, distributions from the policy that are required under Section 7702 of the Internal Revenue Code because of a reduction in policy benefits may be taxable as ordinary income without regard to the amount of prior partial withdrawals or total payments made. Further, if your policy is a modified endowment contract, a MEC, you will pay income taxes on partial withdrawals and surrenders, loans or assignments of the policy to the extent of any gains in the policy on an "income out first" basis and without regard to prior partial withdrawals or total payments made. Also, a 10% penalty tax may apply. A policy can become a MEC if payments made into the policy within the first seven policy years or at certain other times exceeds limits established by the Internal Revenue Code. For more information, see Federal Tax Considerations. As with any tax matter, you should consult with your own qualified tax advisor to apply the law to your particular circumstances.

Unit values may decline, and policy performance may be worse than illustrated. A significant decline in unit values may cause the policy to lapse in a short period of time unless additional payments and/or loan repayments, if applicable, are made.

If the policy is a MEC and it terminates while a loan is outstanding, you will realize taxable income to the extent the loan balance (including accrued interest) exceeds your basis in the policy. Due to the possible volatility in the investment performance of the underlying portfolios, the policy could terminate (giving rise to tax consequences) at an unexpected time.


What is the Policy's Objective?

The objective of the policy is to give permanent life insurance protection and to help you build assets on a tax-deferred basis. Features available through the policy include:

o        a net death benefit that can protect your family or beneficiaries;

o        payment options that can guarantee an income for life;

o        a personalized investment portfolio;

o        experienced professional investment advisers; and

o        tax deferral on earnings.

While the policy is in force, it will provide:

o        life insurance coverage on the insured;

o        policy value;

o        surrender rights and partial withdrawal rights;

o        loan privileges; and

o        optional insurance benefits available by rider.


The policy combines features and benefits of traditional life insurance with the advantages of professional money management. Unlike the fixed benefits of ordinary life insurance, the policy value and the adjustable option death benefit will increase or decrease depending on investment results of the portfolios. Also, unlike traditional insurance policies, the policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of planned payments, the policy will not necessarily lapse if you fail to make planned payments. However, making planned payments will not guarantee that the policy will remain in force. If the Guaranteed Death Benefit Rider is in effect, however, payments of sufficient amounts, net of partial withdrawals, partial withdrawal charges and any outstanding loans, will guarantee that the policy will not lapse. See Payments on page 17 and POLICY TERMINATION AND REINSTATEMENT on page 31.


Who Are the Key Persons Under the Policy?

The policy is a contract between the policy owner and Transamerica. Each policy has a policy owner, you; an insured, you or another individual you select; and a beneficiary. As policy owner, you make payments, choose investment allocations and select the insured and beneficiary. The insured is the person covered under the policy. The beneficiary is the person who receives the net death benefit when the insured dies.

What Happens When the Insured Dies?

We will pay the net death benefit to the beneficiary when the insured dies while the policy is in effect. You may choose between two death benefit options.

Under the level death benefit option, or level option, the death benefit is the greater of either:

(a) the face amount (the amount of insurance issued adjusted for policy changes); or

(b) the guideline minimum sum insured, which constitutes the minimum death benefit required by federal tax law.

Under the adjustable death benefit option, or adjustable option, the death benefit is the greater of either:

(a)      the sum of the face amount and policy value; or

(b)      the guideline minimum sum insured.

The net death benefit is the death benefit less:

o        any outstanding loan;

o        any due and unpaid partial withdrawals;

o        any due and unpaid partial withdrawal charges; and

o        any monthly insurance protection charges due.

Except as provided otherwise under the Guaranteed Death Benefit Rider option, after the final payment date, the net death benefit is 101% of the policy value less:

o        any outstanding loan;

o        any due and unpaid partial withdrawals; and

o        any due and unpaid partial withdrawal charges.


The beneficiary may receive the net death benefit in a lump sum or under a payment option we offer. Under certain conditions, a portion of the net death benefit may be paid to you prior to the insured's death as provided under the Option to Accelerate Death Benefits (Living Benefits Rider). See Death Benefit on page 20.


Can I Examine the Policy?

Yes. You have the right to examine and cancel your policy by returning it to us or to one of our representatives, generally by the later of:

o        45 days after the application for the policy is signed; or

o ________ 10 days after you receive the policy, or a longer period as required by state law for replacement policies or for other reasons. We refer to this 10-day or longer period as the state free look period.

In some states, the 45-day period noted above does not apply, and only the 10-day or longer provision applies.

This right to examine and cancel your policy is often referred to as the free look right.

If your policy provides for a full refund under its right to examine policy provision as required in your state, and you exercise your free look right, your refund will be the total of payments made to the policy.

If your policy does not provide for a full refund and you exercise your free look right, you will receive:

o        amounts allocated to the fixed account; plus

o        the current value in the separate account; plus


o ________ all fees, charges and tax deductions which have been imposed. In some states, the amount of the refund under the free look option will be:

o        the surrender value of the policy; plus

o        the fees, charges and any other deductions taken.

After an increase in face amount, a right to examine and cancel the increase also applies. See Free Look Period on page 16.


What Are My Investment Choices?

The policy gives you an opportunity to select among a number of investment options, including sub-accounts and a fixed account. Nineteen portfolios from nine mutual funds, each fund having its own adviser(s), offer a wide range of investment objectives. The available sub-accounts are:

Alger American Income & Growth
Alliance VP Growth and Income
Alliance VP Premier Growth

Dreyfus VIF - Appreciation Portfolio - Initial Shares Dreyfus VIF - Small Cap Portfolio - Initial Shares Janus Aspen Series Balanced Janus Aspen Series Worldwide Growth MFS(R) Emerging Growth Series MFS(R) Investors Trust Series* MFS(R) Research Series MS UIF Emerging Markets Equity MS UIF Fixed Income MS UIF High Yield MS UIF International Magnum OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap PIMCO VIT StocksPLUS Growth and Income -
   Admin Class
Transamerica VIF Growth
Transamerica VIF Money Market

*Formerly, the MFS VIT Growth With Income Series sub-account.


All sub-accounts may not be available in all jurisdictions.

This range of investment choices allows you to allocate your money among the sub-accounts to meet your investment needs. Your policy may provide for a full refund under its right to examine policy provision as required in your state. If so, after the policy is issued by us, we will allocate all sub-account investments to the sub-account investing in the Money Market portfolio of Transamerica Variable Insurance Fund, Inc. We will maintain this allocation until the end of four calendar days plus the number of days under the state free look period. This period is usually 10 days, but longer under some circumstances. After this, we will allocate all amounts to the sub-accounts as you have chosen.


The policy also offers a fixed account, which provides a guaranteed minimum interest rate of 4% annually on amounts allocated to the fixed account. We may declare a higher rate. The fixed account is part of the general account of Transamerica. Amounts in the fixed account do not vary with the investment performance of a portfolio. See MORE INFORMATION ABOUT THE FIXED ACCOUNT on page 42.


Investment Objectives and Policies, and Investment Advisers

The sub-accounts invest in a variety of portfolios. A summary of investment objectives of the portfolios is set forth below. Before investing, carefully read the prospectuses of the portfolios that accompany this prospectus. Statements of Additional Information for the portfolios are available on request. There is no guarantee that the investment objectives of the portfolios will be achieved. The policy value may be less than the aggregate payments made to the policy.

The boards of the portfolios have responsibility for the supervision of the affairs of the portfolios. These boards have entered into management agreements with the investment advisers. These advisers, subject to their board's review, are responsible for the daily affairs and general management of the portfolios. The advisers perform the respective administrative and management services for the portfolios, furnish to the portfolios office space, facilities and equipment, and pay the compensation, if any, of officers and board members who are affiliated with the advisers.

Each portfolio bears expenses incurred in its operation, other than the expenses its advisers assume under the management agreement. Portfolio expenses include:

o costs to register and qualify the portfolio's shares under the Securities Act of 1933, or 1933 Act.

o        other fees payable to the SEC.

o        independent public accountant, legal and custodian fees.

o association membership dues, taxes, interest, insurance payments and brokerage commissions.

o fees and expenses of the board members who are not affiliated with the advisers.

The management fees listed below are fees specified in the applicable advisory contract before any fee waivers. The portfolios' prospectuses contain more detailed information on the portfolio's investment objectives, restrictions, risks, expenses and advisers.


A summary of the portfolios is described below.

The Income & Growth Portfolio of The Alger American Fund seeks current income with long-term capital appreciation by investing in dividend-paying equity securities that also offer opportunities for capital appreciation.

Adviser: Fred Alger Management, Inc.
Management Fee: 0.625%.

The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.


Adviser: Alliance Capital Management L.P
Management Fee: 0.63%.


The Premier Growth Portfolio of the Alliance Variable Products Series Fund, Inc. seeks growth of capital by pursuing aggressive investment policies.


Adviser: Alliance Capital Management L.P.
Management Fee: 1.00%.


The Appreciation Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio primarily invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase.


Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.
Management Fee: 0.75%.


The Small Cap Portfolio - Initial Shares of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation. To pursue this goal, the portfolio primarily invests in small-cap companies with initial market values of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and, thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion.


Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.


The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth consistent with preservation of capital and current income by investing in equity and fixed-income securities selected primarily for their income potential.


Adviser: Janus Capital Corporation.
Management Fee: 0.65%


The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital by investing in commons stocks of foreign and domestic companies. The portfolio has the flexibility to invest on a world-wide basis in companies and other organizations of any size, regardless of the country or organization or place of principal business activity.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%

The Emerging Growth Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital by investing in common stocks of companies that are early in their life cycles that MFS believes have the potential to become major enterprises.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Investors Trust Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Research Series of the MFS(R) Variable Insurance Trust seeks long-term growth of capital and future income by investing in equity securities of companies believed to possess better-than average prospects for long-term growth.

Adviser: MFS Investment Management(R).
Management Fee: 0.75%.

The Emerging Markets Equity Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Adviser seeks to maximize returns by investing in markets with improving fundamentals, attractive valuations, and low investor recognition, and by selecting securities that demonstrate attractive growth, reasonable valuations, and attractive fundamentals.

Adviser: Morgan Stanley Asset Management.

Management Fee: 1.25% of the first $500 million; 1.20% of the next $500 million; and 1.15% of the assets over $1 billion.


The Fixed Income Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks above-average total return by investing in obligations of the U.S. government and its agencies, corporate bonds, mortgage-backed securities, foreign bonds, and other fixed income securities and derivatives.

Adviser: Miller Anderson & Sherrerd, LLP

Management Fee: 0.40% of the first $500 million; 0.35% of the next $500 million; and 0.30% of the assets over $1 billion.


The High Yield Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks above-average income and total return by investing primarily in high yield securities, including corporate bonds and other fixed income securities and derivatives.

Adviser: Miller Anderson & Sherrerd, LLP

Management Fee: 0.50% of the first $500 million; 0.45% of the next $500 million; and 0.40% of the assets over $1 billion.


The International Magnum Portfolio of the Morgan Stanley Universal Institutional Funds, Inc. seeks long-term capital appreciation by investing developed market stocks, including equity securities of non-U.S. issuers comprising the Morgan Stanley Capital International EAFE Index (which includes Australia, Japan, New Zealand, most Western European nations, and certain developed Asian countries, such as Hong Kong and Singapore).

Adviser: Morgan Stanley Asset Management.

Management Fee: 0.80% of the first $500 million; 0.75% of the next $500 million; and 0.70% of the assets over $1 billion.


The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time by investing primarily in common stocks, bonds and cash equivalents.


Adviser: OpCap Advisors.

Management Fee: 0.78% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation by investing primarily in equity securities of companies with a market capitalization under $2 billion.


Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.


The StocksPLUS Growth and Income Portfolio - Admin Class of the PIMCO Variable Insurance Trust seeks to outperform the stock market as measured by the S&P 500 Index by investing in S&P 500 derivatives in addition to or in place of S&P 500 stocks in an attempt to equal or exceed the performance of the S&P 500.

Adviser: Pacific Investment Management Company, LLC.
Management Fee: 0.40%.

The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks to maximize long-term growth by investing at least 80% of its assets in equity securities of growth companies of any size.


Adviser: Transamerica Investment Management, LLC.
Management Fee: 0.75%


The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc. seeks to maximize current income consistent with liquidity and preservation of principal by investing primarily in money market instruments with remaining maturities of 13 months or less.


Adviser: Transamerica Investment Management, LLC.
Management Fee: 0.35%


If there is a material change in the investment objective or policy of a portfolio, we will notify you of the change. If you have contract value allocated to that portfolio, you may reallocate the contract value to another portfolio or to the fixed account without charge. For you to exercise your rights, we must receive your written request within 60 days of the later of the:

o        effective date of the material change in the investment objective or policy; or


o        receipt of the notice of your right to transfer.


Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of Separate Account VUL-1 and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater detail on this subject.

We may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.


Portfolios Not Publicly Available


Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds, that may have very similar names and are sold directly to the public. The performance of such publicly available funds, which may have different assets and expenses, should not be considered as an indication of the performance of the portfolios. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio.


Can I Make Transfers Among the Sub-Accounts and the Fixed Account?


Yes. You may make transfers among the sub-accounts and the fixed account, subject to our consent and current rules. Under current tax law, you will incur no current taxes on transfers while your money is in the policy. A transfer charge may apply to certain transfers. See Transfer Privilege on page 18.


How Much Can I Invest and How Often?


The number and frequency of your payments are flexible, within limits. See Payments on page 17.


What If I Need My Money?

You may borrow up to the loan value of your policy. You may also make partial withdrawals, and you may surrender the policy for its surrender value. There are two types of loans which may be available to you:

o ________ A preferred loan option is available after the tenth policy year and, after that date, will apply to any outstanding loans and new loan requests unless you revoke the preferred loan option in writing. The guaranteed annual interest rate credited to the portion of the policy value securing a preferred loan will be not less than 7.5%.

o ________ A non-preferred loan option is always available to you. The guaranteed annual interest rate credited to the portion of the policy value securing a non-preferred loan will be not less than 6.0%. The current annual interest rate credited is 7.2%. We may change the interest rate credited at any time in our sole discretion.

For policies issued subject to the jurisdiction of the Virgin Islands, the guaranteed annual interest rate credited on a preferred loan is 5.5%; the guaranteed annual interest rate credited on a non-preferred loan is 4.0%; and the current annual interest rate credited on a non-preferred loan is 5.2%.

We will allocate policy loans among the sub-accounts and the fixed account according to your instructions. If you do not make an allocation, we will make a pro rata allocation among the sub-accounts and the fixed account. We will transfer the policy value in each sub-account equal to the policy loan to the fixed account.

You may surrender your policy and receive its surrender value. After the first policy year, you may make partial withdrawals of $500 or more from the policy value, provided you have not exercised the paid-up insurance option, subject to partial withdrawal costs. Under the Level Option, the face amount and policy value will be reduced by each partial withdrawal and the policy value will be further reduced by the partial withdrawal costs. Under the adjustable option, the policy value will be reduced by the amount of the partial withdrawal and the partial withdrawal costs. We will not allow a partial withdrawal if it would reduce the face amount below $50,000. A surrender or partial withdrawal may have tax consequences.

Can I Make Future Changes Under My Policy?

Yes. There are several changes you can make after receiving your policy, within limits. You may:

o        cancel your policy under its right to examine and cancel provision.

o        transfer your ownership to someone else.

o        change the beneficiary.

o        change the allocation of payments.

o ________ transfer portions of the policy value among the fixed account and the sub-accounts, with no tax consequences under current law.

o        adjust the death benefit by increasing or decreasing the face amount.

o change your choice of death benefit options between the level option and adjustable option.

o        add or remove optional insurance benefits provided by rider.

Can I Convert My Policy Into A Non-Variable Policy?

Yes. You can convert your policy without charge during the first 24 months after the date of issue or after an increase in face amount. On conversion, we will transfer the policy value in the sub-accounts to the fixed account. We will allocate all future payments to the fixed account, unless you instruct us otherwise.

What Charges Will I Incur Under My Policy?


The following charges will apply to your policy under the circumstances described. Some of these charges apply throughout the policy's duration. Other charges apply only if you choose options under the policy. See CHARGES AND DEDUCTIONS on page 25.


o        Charges deducted from payments:

     Payment Expense Charge - From each payment, we will deduct a payment expense charge, currently equal to 4.0% of the payment. The payment expense charge is deducted for state and local premium taxes, federal income tax treatment of deferred acquisition costs, and a portion of policy sales and administrative expenses.

o ________ We deduct the following monthly charge from policy value:

     Monthly Insurance Protection Charge - This charge is the cost of insurance, including optional insurance benefits provided by rider. It is deducted on each monthly processing date starting with the date of issue and continuing through the final payment date.

o ________ The following expenses are charged against or reflected in the separate account:

     Administration Charge - We deduct this charge during the first 20 policy years only. It is a daily charge at a rate equivalent to an annual rate of 0.15% of the daily net asset value of each sub-account. This charge is eliminated after the twentieth policy year. We currently waive this charge, subject to state law, after the tenth policy year, but we reserve the right to implement this charge after the tenth policy year.

     Mortality and Expense Risk Charge - We impose a daily charge at a current rate equivalent to an annual rate of 0.65% of the daily net asset value of each sub-account. We may increase this charge, subject to state and federal law, to a daily rate equivalent to a rate no greater than 0.80% annually.


     Portfolio Expenses - The portfolios incur investment advisory fees and other expenses, which are reflected in the sub-accounts of the separate account. The levels of fees and expenses vary among the portfolios. They are described in the section entitled What are the Expenses and Fees of the Portfolios? below.


o ________ Charges designed to reimburse us for policy administrative costs apply under the following circumstances:

     Charge for Change in Face Amount - For each increase or decrease in face amount you request, we deduct a charge of $40 from the policy value. In some jurisdictions, no charge is imposed for increases in face amount.

     Transfer Charge - The first 12 transfers of policy value in a policy year are free. A current transfer charge of $10, never to exceed $25,

     applies for each additional transfer in the same policy year.

     Other Administrative Charges - We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge, guaranteed never to exceed $25 per occurrence, for:

o        changing net payment allocation instructions

o changing the allocation of monthly insurance protection charges among the various sub-accounts

o providing more than one projection of values during a policy year in addition to your annual statement

o ____ The charges below apply only if you surrender your policy or make partial withdrawals:

     Surrender Charges - These charges only apply if you request a full surrender of your policy or a decrease in face amount during the time the charges are in effect. Surrender charges are intended to help compensate us for certain administrative expenses and certain distribution expenses.

     Surrender charges are computed on the date of issue for the initial face amount and apply for ten years from the date of issue. New surrender charges are computed for any increase in face amount. Surrender charges for a face amount increase apply for ten years from the date the increase is effective, and those surrender charges only apply to the face amount increase.

     The amount of the surrender charge is equal to a rate per $1,000 of face amount. The rate varies by age and sex of the insured, as well as the policy duration, or duration since the increase in face amount. Surrender charge rates decrease each policy year on the policy anniversary for the initial face amount and on each twelve-month anniversary of the effective date of a face amount increase for the charges associated with the increase.

     Partial Withdrawal Costs - We deduct the following charges from the policy value for partial withdrawals:

o a transaction fee of 2.0% of the amount withdrawn, not to exceed $25, for each partial withdrawal for processing costs.

o a partial withdrawal charge of 5.0% of the amount withdrawn which exceeds the Free 10% Withdrawal, described below.

     The partial withdrawal charge does not apply to:

o ________ that part of a withdrawal equal to 10% of the policy value in a policy year less prior free withdrawals made in the same policy year (Free 10% Withdrawal).

o        withdrawals when no surrender charges apply.

     We reduce the policy's outstanding surrender charges, if any, by partial withdrawal charges that we previously deducted.

What Are the Expenses and Fees of the Portfolios?


The value of the units of the sub-accounts will reflect the management fee and other expenses of the portfolios in which the sub-accounts invest. The following table shows the management fees and other expenses and total portfolio annual expenses of the portfolios for 2000. The prospectuses and statements of additional information of the portfolios contain more information concerning the 4810

495fees and expenses.


                               Portfolio Expenses

  (as a percentage of assets after fee waiver and/or expense reimbursement)(1)


                                                                                                 Total
                                                                                               Portfolio
                                                          Management           Other            Annual
Portfolio                                                    Fees             Expenses         Expenses
---------                                                    ----             --------         --------
Alger American Income & Growth                              0.625%             0.075%            0.70%
Alliance VP Growth and Income                                0.63%             0.06%             0.69%
Alliance VP Premier Growth                                   1.00%             0.04%             1.04%
Dreyfus VIF - Appreciation Portfolio -                       0.75%             0.03%             0.78%
Initial Shares(2)
Dreyfus VIF - Small Cap Portfolio -                          0.75%             0.03%             0.78%
Initial Shares(2)
Janus Aspen Series Balanced(3)                               0.65%             0.01%             0.66%
Janus Aspen Series Worldwide Growth(3)                       0.65%             0.04%             0.69%
MFS(R)Emerging Growth Series                                  0.75%             0.10%             0.85%
MFS(R)Investors Trust Series                                  0.75%             0.12%             0.87%
MFS(R)Research Series                                         0.75%             0.10%             0.85%
MS UIF Emerging Markets Equity(4)                            1.09%             0.71%             1.80%
MS UIF Fixed Income(4)                                       0.21%             0.49%             0.70%
MS UIF High Yield(4)                                         0.26%             0.54%             0.80%
MS UIF International Magnum(4)                               0.50%             0.68%             1.18%
OCC Accumulation Trust Managed(4) (5)                        0.78%             0.08%             0.86%
OCC Accumulation Trust Small Cap(4) (5)                      0.80%             0.10%             0.90%
PIMCO  VIT   StocksPLUS   Growth  and  Income  -Admin        0.40%             0.25%             0.65%
Class(6)
Transamerica VIF Growth                                      0.74%             0.11%             0.85%
Transamerica VIF Money Market                                0.00%             0.60%             0.60%

The fee table information relating to the underlying portfolios was provided to us by the portfolios or their investment advisers, as we have not and cannot independently verify either the accuracy or completeness of such information. Therefore, we disclaim any and all liability for the accuracy and completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. These expenses are for the year ended December 31, 2000.


Notes to Fee Table:


(1) ______ From time to time, the portfolio's investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 2000. The expenses shown in the table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 2001. Without such waivers or reimbursements, the annual expenses for 2000 for certain portfolios would have been, as a percentage of assets, as follows:



                                                                                         Total Portfolio
                                                           Management        Other            Annual

     Portfolio                                                Fees         Expenses          Expenses
     ---------                                                ----         --------          --------
MS UIF Emerging Markets Equity                          1.25%             0.71%              1.96%
MS UIF Fixed Income                                     0.40%             0.49%              0.89%
MS UIF High Yield                                       0.50%             0.54%              1.04%
MS UIF International Magnum                             0.80%             0.68%              1.48%
PIMCO StocksPLUS Growth and Income - Admin              0.40%             0.26%              0.66%
   Class
Transamerica VIF Growth                                 0.75%             0.11%              0.86%
Transamerica VIF Money Market                           0.35%             0.81%              1.16%

(2) ______ The figures in the above Portfolio Expenses are for the initial share class for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given.

(3) ______ Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee.


The management fee of certain portfolios includes breakpoints at designated asset levels. Further information on these breakpoints is provided(4) _____ in the prospectuses for the portfolios.

(5) ______ The Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the portfolio to 1.00% of average net assets (net of expenses offset) on an annual basis.


(6) ______ PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent these expenses would exceed 0.65% of average daily assets due to the payment of organizational expenses and Trustees' fees. Without such reductions, total operating expenses for the fiscal year ended December 31, 2000 were 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. "Other Expenses" reflect a 0.10% administrative fee.

What are the Lapse and Reinstatement Provisions of My Policy?

The policy will not lapse if you fail to make payments unless the surrender value is insufficient to cover the next monthly insurance protection charge and loan interest accrued. Additionally, if the outstanding loan exceeds the policy value less surrender charges, the outstanding loan will be in default.

In either situation there is a 62-day grace period during which you must pay premium sufficient to keep the policy in force.

If you make payments at least equal to minimum monthly payments, we guarantee that your policy will not lapse before the 49th monthly processing date from date of issue or increase in face amount, within limits.

Under the Guaranteed Death Benefit Rider, if you make payments of a sufficient amount, net of partial withdrawals, partial withdrawal charges and any outstanding loans, we guarantee that your policy will not lapse. In order to maintain this guarantee, on each policy anniversary through the final payment date:

o        the total of your payments, net of partial withdrawals;

o        partial withdrawal charges; and

o        any outstanding loans

must at least equal:

o        the guaranteed death benefit premium times

o the number of policy years since the policy was issued, adjusted for policy changes, if any.


The guaranteed death benefit premiums are currently 90% of the guideline level premium if you elected the level death benefit option or 75% of the guideline level premium if you elected the adjustable death benefit option. Certain other conditions may apply. Once terminated, this rider may not be reinstated. The Guaranteed Death Benefit Rider will not prevent an outstanding loan from going into default if the outstanding loan exceeds the policy value less surrender charges. In that case, your policy will terminate without value unless you pay the required premium within the 62-day grace period. The Guaranteed Death Benefit Rider may not be available in all jurisdictions and is not available in Texas. See POLICY TERMINATION AND REINSTATEMENT on page 31.


You may reinstate your policy within three years after the date of default, within limits and subject to state law.

Can I Elect Paid-Up Insurance with No
Further Premiums Due?


Yes. The policy provides a paid-up insurance option. If this option is elected, we will provide paid-up insurance coverage, usually having a reduced face amount, for the life of the insured with no more premiums being due under the policy. If you elect this option, policy owner rights and benefits will be limited. See Paid Up Insurance Option on page 25.


How Is My Policy Taxed?


The policy is given federal income tax treatment similar to a conventional fixed benefit life insurance policy. On a withdrawal of policy value, policy owners currently are taxed only on the amount of the withdrawal that exceeds total payments. However, during the first 15 policy years an income-out first rule applies to certain distributions required under Section 7702 of the Internal Revenue Code, or Code, because of a reduction of benefits under the policy.


The net death benefit under the policy is excludable from the gross income of the beneficiary. However, in some circumstances federal estate tax may apply to the net death benefit or the policy value.


A policy may be considered a modified endowment contract. This may occur if the total payments during the first seven policy years exceed the total net level payments payable if the policy had provided certain paid-up future benefits after seven level annual payments. If the policy is considered a modified endowment contract, all distributions during the insured's lifetime, including policy loans, partial withdrawals, surrenders, pledges and assignments, will be taxed on an income-out first basis. Also, a 10% penalty tax may be imposed on that part of a distribution that is includible in income. See Federal Tax Considerations - Modified Endowment Contracts on page 35.


DESCRIPTION OF TRANSAMERICA, THE
SEPARATE ACCOUNT AND THE
PORTFOLIOS


Transamerica Occidental Life Insurance Company, or Transamerica, is a stock life insurance company incorporated under the laws of the State of California on June 30, 1906. Transamerica is principally engaged in the sale of life insurance and annuity products. Effective December 31, 2000, the state of domicile of Transamerica was changed to Iowa. The home office of Transamerica is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.


Transamerica Corporation, a subsidiary of AEGON N.V., indirectly owns the issuing company, Transamerica Occidental Life Insurance Company.

Insurance Marketplace Standards
Association

In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association, or IMSA.

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Separate Account

Transamerica Occidental Life Separate Account VUL-1, designated as the separate account, was established by us as a separate account under the laws of the State of California, pursuant to resolutions adopted by our Board of Directors on June 11, 1996.

The separate account is registered with the Securities Exchange Commission, or SEC, under the Investment Company Act of 1940, or 1940 Act, as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management of the investment practices or policies of the separate account.


The variable benefits under this policy are provided through the separate account. The assets of the separate account are the property of Transamerica. Transamerica is not a trustee with respect to the separate account assets. The separate account does not have trustees. Transamerica maintains custody of all securities of the separate account. Income, if any, together with gains and losses, realized or unrealized, from assets in the separate account will be credited to or charged against the amounts allocated to the separate account without regard to other income, gains or losses of Transamerica Occidental Life Insurance Company. Assets equal to the liabilities of the separate account will not be charged with liabilities arising out of any other business we may conduct. If the assets in the separate account exceed the liabilities arising under the policies supported by the separate account, the excess may be used to cover other liabilities of Transamerica Occidental Life Insurance Company. Any amount we allocate to the separate account for state or federal income taxes may be deducted from the separate account.


The separate account currently has nineteen sub-accounts available for investment, each of which invests solely in a specific corresponding mutual fund portfolio. Changes to the sub-accounts may be made at our discretion. All sub-accounts may not be available in all jurisdictions.

The Portfolios


The portfolios are open-end management investment companies, or portfolios or series of, open-end management companies registered with the SEC under the 1940 Act and are usually referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios.


Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

The Sub-Accounts Available Under the
Policies Invest in the Following Portfolios

o        The Income & Growth Portfolio of The Alger American Fund
                                          -----------------------

o ________ The Growth and Income Portfolio and The Premier Growth Portfolio of the Alliance Variable Products Series Fund, Inc.


o The Appreciation Portfolio - Initial Shares and The Small Cap Portfolio - Initial Shares of the Dreyfus Variable Investment Fund


o        The Balanced Portfolio and The Worldwide Growth Portfolio of the
                Janus Aspen Series

o        The Emerging Growth Series, The Investors Trust Series and The
                Research Series of the MFS(R)Variable


     Insurance Trust

o ________ The Emerging Markets Equity Portfolio, The Fixed Income Portfolio, The High Yield Portfolio, and The International Magnum Portfolio of the Morgan Stanley Universal Institutional Funds, Inc.

     o The Managed Portfolio and The Small Cap Portfolio of the OCC Accumulation Trust


o The StocksPLUS Growth and Income Portfolio - Admin Class of the PIMCO Variable Insurance Trust



o........The Growth Portfolio and The Money Market Portfolio of the Transamerica
Variable Insurance Fund, Inc.

THE POLICY

The policy is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the policy issued and the general policy description contained in this prospectus because of requirements of the state where your policy is issued. Some of the state specific differences are included in the prospectus, but the prospectus does not include references to all state specific differences. All state specific policy features will be described in your policy.

Application For a Policy

We offer policies to proposed insureds 80 years old and younger. In some jurisdictions, however, the policy is not available to proposed insureds less than 18 years old. After receiving a completed application from a prospective policy owner, we will begin underwriting to decide the insurability of the proposed insured. We may require medical examinations and other information before deciding insurability. We issue a policy only after underwriting has been completed. We may reject an application that does not meet our underwriting guidelines.

If a prospective policy owner makes an initial payment of at least one minimum monthly payment, we will issue a conditional receipt which provides fixed conditional insurance, but not until after all its conditions are met. Included in these conditions are the completion of both parts of the application, completion of all underwriting requirements, and the proposed insured must be insurable under our rules for insurance under the policy, in the amount, and in the underwriting class applied for in the application. After all conditions are met, the amount of fixed conditional insurance provided by the conditional receipt will be the amount applied for, up to a maximum of $250,000 for persons age 16 to 65 and insurable in a standard underwriting class, and up to $100,000 for all other ages and underwriting classes.

If you make payments before the date of issuance, we will allocate the payments initially to the fixed account within two business days of receipt of the payments at our Variable Life Service Center. If the policy is not issued, we will return to you the amount of your payments.

If your application is approved and the policy is issued, we will allocate your policy value within two days of the date we approve your application according to your allocation instructions. However, if your policy provides for a full refund of payments under its right to examine policy provision as required in your state, we will initially allocate your sub-account investments to the sub-account investing in the Money Market portfolio. We will also transfer interest earned in the fixed account allocable to the portion of your payment designated by you for the separate account. This allocation to the Money Market sub-account will be effective for four calendar days plus the state free look period. After this, we will allocate all amounts to the sub-accounts according to your investment choices.

Term Life Insurance Conversions


Owners of convertible term life insurance policies issued by us may convert their term insurance coverage to coverage under a policy without providing new evidence of insurability, within limits. Conversions are subject to the provisions of any conversion option attached to the term life insurance policy or to any change of plan option attached to certain term-like insurance policies, and certain term policies may not be convertible to Transamerica Tribute(R). Generally, a conversion option permits an owner of a term life insurance policy to replace the term life insurance coverage with an equal amount of life insurance coverage issued under a Transamerica Tribute(R) policy if the conversion occurs before the insured reaches a specified age. The Transamerica Tribute(R) policy is issued on the same insured at the same underwriting class, if available under the Transamerica Tribute(R) policy, as on the term policy, without the insured providing new evidence of insurability. Requests for a change in underwriting class or other changes generally will require new evidence of insurability. Free Look Period


The policy provides for a free look period. You have the right to examine and cancel your policy by returning it to us or to one of our representatives by the later of:

o        45 days after the application for the policy is signed; or

o ________ 10 days after you receive the policy, or a longer period as required by state law for replacement policies or for other reasons. We refer to this 10 day or longer time period as the state free look period.

In some states, the 45 day period noted above does not apply, and only the 10 day or longer provision applies.

If your policy provides for a full refund under its right to examine policy provision as required in your state, your refund will be the total payments made to the policy.

If your policy does not provide for a full refund, you will receive:

o        amounts allocated to the fixed account; plus

o        the policy value in the separate account; plus

o        all fees, charges and tax deductions which have been imposed.


In some states, the amount of the refund under the free look option will be:

o        the surrender value of the policy; plus

o ________ the fees, charges and any other deductions taken. These include payment expense charges, monthly insurance protection charges and surrender charges.


We may delay a refund of any payment made by check until the check has cleared your bank.

After an increase in face amount as a result of your written request, we will mail or deliver a notice of a free look period for the increase. You will have the right to cancel the increase by the later of:

o        45 days after the application for the increase is signed; or


o 10 days after you receive the new policy specification pages issued for the increase.

On canceling the increase, you will receive a credit to your policy value of charges deducted for the increase. We will refund to you the amount to be credited if you request. We will waive any surrender charge computed for the increase.

Conversion Privilege

Within 24 months of the date of issue or of the effective date of an increase in face amount, you can convert your policy into a non-variable policy by transferring the value in the sub-accounts to the fixed account. The conversion will take effect at the end of the valuation period in which we receive, at our Variable Life Service Center, notice of the conversion satisfactory to us. There is no charge for this conversion.

We will allocate all future payments to the fixed account, unless you instruct us otherwise.

Payments

Payments are payable to Transamerica Occidental Life Insurance Company. Payments may be made by mail to our Variable Life Service Center or through our authorized representative. All net payments after the initial payment are credited to the separate account or fixed account on the valuation date of receipt at the Variable Life Service Center. You may establish a schedule of planned payments. If you do, we will bill you at regular intervals. Making planned payments will not guarantee that the policy will remain in force. The policy will not necessarily lapse if you fail to make planned payments. You may make unscheduled payments before the final payment date or skip planned payments.

You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your policy. The minimum payment allowed under this method is $50.

The policy does not limit payments as to frequency and number. However, no payment may be less than $100 without our consent. Payments must be sufficient to provide a positive surrender value at the end of each policy month or the policy may lapse. During the first 48 policy months following the date of issue or the effective date of an increase in face amount, a guarantee may apply to prevent the policy from lapsing. The guarantee will apply during this period if we receive payments from you that, when reduced by outstanding loans, partial withdrawals and partial withdrawal charges, equal or exceed the required minimum monthly payments. The required minimum monthly payments are based on the number of months the policy, increase in face amount or policy change that causes a change in the minimum monthly payment has been in force. Making monthly payments equal to the minimum monthly payments does not guarantee that the policy will remain in force, except as stated in this paragraph.

Under the Guaranteed Death Benefit Rider, if you make payments of a sufficient amount, net of partial withdrawals, partial withdrawal charges and any outstanding loans, we guarantee that your policy will not lapse.

In order to maintain this guarantee, on each policy anniversary through the final payment date, the total of your payments received by us, net of:

o        partial withdrawals;

o        partial withdrawal charges; and

o        any outstanding loans

must at least equal the guaranteed death benefit premium times the number of policy years since the policy was issued.

The guaranteed death benefit premiums are currently:

o        90% of the guideline level premium if you elected the level option; or

o 75% of the guideline level premium if you elected the adjustable option.

A policy change may affect the amount of payments necessary to keep the rider in force. Certain other conditions may apply, and once terminated, this rider may not be reinstated. The rider may not be available in all jurisdictions and is not available in Texas.

Total payments may not exceed the current maximum payment limits under federal tax law. These limits will change with:

o        a change in face amount;

o        the addition or deletion of a rider; or

o        a change between the level option and adjustable option.

Where total payments would exceed the current maximum payment limits, we will only accept that part of a payment that will make total payments equal the maximum. Any part of the payments greater than that amount will first be applied as a loan repayment, if you have an outstanding loan, and any remainder will be returned to you. We will refund to you any excess amount, including interest, not later than 60 days after the end of the policy year in which the excess payment occurred.

However, we will accept a payment needed to prevent policy lapse during a policy year. The amount refundable will not exceed the surrender value of the policy. If the entire surrender value is refunded, we will treat the transaction as a full surrender of your policy.

Allocation of Net Payments

The net payment equals the payment made less the payment expense charge. In the application for your policy, you decide the initial allocation of the net payment among the fixed account and the sub-accounts. You may allocate net payments to one or more of the sub-accounts, but may not have policy value in more than nineteen sub-accounts, plus the fixed account, at once. The minimum amount that you may allocate to a sub-account is 1.0% of the net payment. Allocation percentages must be in whole numbers (for example, 331/3% may not be chosen) and the combined percentages must total 100%.

You may change the allocation of future net payments by written request or telephone request. You have the privilege to make telephone requests, unless you elected not to have the privilege on the application. The policy of Transamerica and its representatives and affiliates is that they will not be responsible for losses resulting from acting on telephone requests reasonably believed to be genuine. We will use reasonable methods to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses from unauthorized or fraudulent instructions. We require that callers on behalf of a policy owner identify themselves by name and identify the policy owner by name, date of birth and social security number. All telephone requests are tape recorded. An allocation change will take effect on the date of receipt of the notice at our Variable Life Service Center. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.

The policy value of each sub-account will vary with the investment experience of the portfolio in which the sub-account invests. You bear this investment risk. Investment performance may also affect the death benefit. Review your allocations of payments and policy value as market conditions and your financial planning needs change.

Transfer Privilege

Subject to our then current rules, you may transfer amounts among the sub-accounts or between one or more sub-accounts and the fixed account. You may not transfer that portion of the policy value held in the fixed account that secures a policy loan.

The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

o        minimum amount that may be transferred;

o minimum amount that may remain in a sub-account following a transfer from that sub-account;

o        minimum period between transfers involving the fixed account; or

o        maximum amounts that may be transferred from the fixed account.

Transfers involving the fixed account are currently permitted only if:

o there has been at least a 90 day period since the last transfer from the fixed account; and

o the amount transferred from the fixed account in each transfer does not exceed the lesser of $100,000 or 25% of the policy value.

These rules are subject to change by us.

We will make transfers at your written request or telephone request, as described in THE POLICY - Allocation of Net Payments. Transfers are effected at the value next computed after receipt of the transfer order, except for automatic transfers.

You may apply for automatic transfers under either the dollar cost averaging, or DCA option, or the automatic account rebalancing, or AAR option, by submitting your written request to our Variable Life Service Center. Transfers under either DCA or AAR are generally effective on the 15th day of each scheduled month. If your written request is received by us prior to the 15th of the month, your option may begin as early as the 15th of the month in which we receive your request. Otherwise, your option may begin as early as the 15th of the following month. You may cancel your election of an option by written request at any time with regard to future transfers. The DCA option and the AAR option may not be effective at the same time on your policy. If you elect one option and, at a later date, submit written request for the other option, your new written request will be honored, and the previously elected option will be automatically terminated.


Other Restrictions on Transfers

We reserve the right , without prior notice, to modify, restrict or suspend the transfer privileges at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. We have determined that the movement of significant amounts from one sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfers is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs that must be indirectly borne by the owner. Therefore, we reserve the right to require that all transfer requests be made by you and not by a third party holding a power of attorney. We may also require that each transfer you request be made by a separate communication to us. We also reserve the right to require that each transfer request be submitted in writing and be manually signed by you. We may choose not to allow telephone or facsimile transfer requests.


Dollar Cost Averaging or DCA

This option allows you to systematically transfer a set dollar amount from the Money Market sub-account on a monthly, quarterly, or semi-annual basis to one or more other sub-accounts. The minimum amount of each DCA transfer from the Money Market sub-account is $100, and you may not have value in more than nineteen sub-accounts, including the Money Market sub-account, at any time. The DCA option is designed to reduce the risk of your purchasing units only when the price of the units is high, but you should carefully consider your financial ability to continue the option over a long enough period of time to purchase units when their value is low as well as when it is high. The DCA option does not assure a profit or protect against a loss. The DCA option will terminate automatically when the value of your Money Market sub-account is depleted.

There is no additional charge for electing the DCA option. Transfers to the fixed account are not permitted under the DCA option. We reserve the right to terminate the DCA option at any time and for any reason.

Automatic Account Rebalancing or AAR

Once your net payments and requested transfers have been allocated among your sub-account choices, the performance of each sub-account may cause your allocation to shift such that the relative value of one or more sub-accounts is no longer consistent with your overall objectives. Under the AAR option, the balances in your selected sub-accounts can be restored to the allocation percentages you elect on your written request by transferring values among the sub-accounts. You may not have value in more than nineteen sub-accounts at any time. The minimum percentage allocation without our consent is 5% for each selected sub-account. Percentage allocations must be in whole numbers. The AAR option is available on a quarterly, semi-annual or annual basis. The minimum total amount of the transfers under the AAR option is $100 per scheduled date. If the total transfer amount is less than $100, no transfer will occur on that scheduled date. The AAR option does not guarantee a profit or protect against a loss.

There is no additional charge for electing the AAR option. Transfers to the fixed account are not permitted under the AAR option. We reserve the right to terminate the AAR option at any time and for any reason.

The first 12 transfers in a policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that policy year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25.

The first automatic transfer for the elected DCA or AAR option counts as one transfer toward the 12 free transfers allowed in each policy year. Each subsequent automatic transfer for the elected option is free, and does not reduce the remaining number of transfers that are free in a policy year.

The following transfers will not count toward the 12 free transfers:

o        any transfers made for a conversion privilege;

o ________ transfers to or from the Money Market sub-account during the free-look period if your policy provides for a full refund of payments under the free-look provision;
o        transfers because of a policy loan or a policy loan repayment; and

o        transfers because of a material change in investment policy.

Death Benefit

If the policy is in force on the date the insured dies, we will, with due proof of death, pay the net death benefit to the named beneficiary. We will normally pay the net death benefit within seven days of receiving due proof of the insured's death, but we may delay payment of net death benefits. The beneficiary may receive the net death benefit in a lump sum or under a payment option.

If the insured dies on or before the final payment date and before the paid-up insurance option is exercised, the net death benefit is:

o the death benefit provided under the level option or adjustable option, whichever is elected and in effect on the date of death; plus

o        any other insurance on the insured's life that is provided by rider;
minus

o ________ any outstanding loan and any due and unpaid partial withdrawals, partial withdrawal charges and monthly insurance protection charges through the policy month in which the insured dies.

If the insured dies after the final payment date and except as otherwise provided in the Guaranteed Death Benefit Rider, the net death benefit is:

o        101% of the policy value; minus

o any outstanding loan and any due and unpaid partial withdrawals and partial withdrawal charges.

If the paid-up insurance option is exercised, the net death benefit is the paid-up insurance amount minus any outstanding loan.

In most states, we will compute the net death benefit on the date we receive due proof of the insured's death.

Level Option and Adjustable Option

The policy provides two death benefit options through the final payment date and before the paid-up insurance option is exercised: the level option and the adjustable option. You choose the desired option in the application. You may change the option once per policy year by written request. There is no charge for a change in option.

Under the level option, the death benefit is the greater of the:

o        face amount; or

o        guideline minimum sum insured.

Under the adjustable option, the death benefit is the greater of the:

o        face amount plus policy value; or

o        guideline minimum sum insured.

Under both the level option and adjustable option, the death benefit provides insurance protection. Under the level option, the death benefit is level unless the guideline minimum sum insured exceeds the face amount; then, the death benefit varies as the policy value changes. Under the adjustable option, the death benefit always varies as the policy value changes.

At any face amount, the death benefit will be greater under the adjustable option than under the level option because the policy value is added to the face amount and included in the death benefit. (If, however, the death benefit is the guideline minimum sum insured, then the death benefit will be the same.) However, the monthly insurance protection charge will be greater under the adjustable option and, therefore, policy value will accumulate at a slower rate than under the level option.

If you desire to have payments and investment performance reflected in the death benefit, you should choose the adjustable option. If you desire to have payments and investment performance reflected to the maximum extent in the policy value, you should select the level option.

Guideline Minimum Sum Insured - The guideline minimum sum insured is a percentage of the policy value as set forth in Appendix A - Guideline Minimum Sum Insured Table. The guideline minimum sum insured is computed in accordance with federal income tax laws to ensure that the policy qualifies as a life insurance contract and that the insurance proceeds will be excluded from the gross income of the beneficiary.



Illustration of the Level Option - In this illustration, assume that the insured is currently age 40 and that there is no outstanding loan.

Under the level option, a policy with a $100,000 face amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of policy value, if the policy value exceeds $40,000 the death benefit will exceed the $100,000 face amount. In this example, each dollar of policy value above $40,000 will increase the death benefit by $2.50. For example, a policy with a policy value of $50,000 will have a guideline minimum sum insured of $125,000 ($50,000 x 2.50); policy value of $60,000 will produce a guideline minimum sum insured of $150,000 ($60,000 x 2.50); and policy value of $75,000 will produce a guideline minimum sum insured of $187,500 ($75,000 x 2.50).

Similarly, if policy value exceeds $40,000, each dollar taken out of policy value will reduce the death benefit by $2.50. If, for example, the policy value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. If, however, the product of the policy value times the applicable percentage from the table in Appendix A is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the insured's age increases. If the insured's attained age in the above example were, for example, 50 rather than 40, the applicable percentage would be 185%. The death benefit would not exceed the $100,000 face amount unless the policy value exceeded $54,054 rather than $40,000, and each dollar then added to or taken from policy value would change the death benefit by $1.85.

Illustration of the Adjustable Option - In this illustration, assume that the insured is age 40 and that there is no outstanding loan.

Under the adjustable option, a policy with a face amount of $100,000 will produce a death benefit of $100,000 plus policy value. For example, a policy with policy value of $10,000 will produce a death benefit of $110,000 ($100,000 + $10,000); policy value of $25,000 will produce a death benefit of $125,000 ($100,000 + $25,000); policy value of $50,000 will produce a death benefit of $150,000 ($100,000 + $50,000). However, the death benefit must be at least 250% of the policy value. Therefore, if the policy value is greater than $66,667, 250% of that amount will be the death benefit, which will be greater than the face amount plus policy value. In this example, each dollar of policy value above $66,667 will increase the death benefit by $2.50. For example, if the policy value is $70,000, the guideline minimum sum insured will be $175,000 ($70,000 x 2.50); policy value of $80,000 will produce a guideline minimum sum insured of $200,000 ($80,000 x 2.50); and policy value of $90,000 will produce a guideline minimum sum insured of $225,000 ($90,000 x 2.50).

Similarly, if policy value exceeds $66,667, each dollar taken out of policy value will reduce the death benefit by $2.50. If, for example, the policy value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the product of the policy value times the applicable percentage is less than the face amount plus policy value, then the death benefit will be the current face amount plus policy value.

The applicable percentage becomes lower as the insured's age increases. If the insured's attained age in the above example were 50, the death benefit must be at least 185% of the policy value. The death benefit would be the sum of the policy value plus $100,000 unless the policy value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the policy would change the death benefit by $1.85.

Change to Level or Adjustable Option

You may change the death benefit option once each policy year by written request, within limits noted in Level Option and Adjustable Option provision. Changing options will not require evidence of insurability. The change takes effect on the monthly processing date on or next following the date of receipt of the written request. We will impose no charge for changes in death benefit options.

If you change the level option to the adjustable option, we will decrease the face amount to equal:

o        the death benefit under the level option; minus

o        the policy value on the date of the change.

The change may not be made if the face amount would fall below $50,000. After the change from the level option to the adjustable option, future monthly insurance protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the face amount unless the guideline minimum sum insured applies. No surrender charges will be imposed for the decrease in face amount resulting solely because of a change in death benefit options from the level option to the adjustable option.

If you change the adjustable option to the level option, we will increase the face amount, and the new face amount will be equal to the death benefit under the adjustable option on the date of change. The death benefit will be the greater of:

o        the new face amount; or

o        the guideline minimum sum insured.

No new surrender charge rates or new surrender charge period will be imposed solely because of a change in death benefit options. After the change from the adjustable option to the level option, an increase in policy value will reduce the insurance protection amount and the monthly insurance protection charge. A decrease in policy value will increase the insurance protection amount and the monthly insurance protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. If this occurs, we will pay the excess to you.

Change in Face Amount

You may increase or decrease the face amount by written request. An increase or decrease in the face amount takes effect on the later of:

o the monthly processing date on or next following the date of receipt of your written request; or

o the date of our approval of your written request, if evidence of insurability is required.

Increases - You must submit evidence of insurability satisfactory to us with your written request for an increase. The consent of the insured is also required whenever the face amount is increased. An increase in face amount may not be less than $10,000. You may not increase the face amount after the insured reaches age 80. A written request for an increase must include a payment if the surrender value is less than the sum of:

o        $40; plus

o        two minimum monthly payments.

On the effective date of each increase in face amount, we will deduct a transaction charge of $40 from policy value for administrative costs. In some jurisdictions, there is no transaction charge assessed for an increase in face amount. In these jurisdictions, a payment must accompany a request for a face amount increase if the surrender value is less than two minimum monthly payments. You may allocate the deduction to one sub-account. If you make no allocation we will make a pro rata allocation. We will also compute surrender charges for the increase. An increase in the face amount will increase the insurance protection amount and, therefore, the monthly insurance protection charges. We will provide you new specification pages for the policy indicating the effective date of the increase and any additional charges due to the increase.

After increasing the face amount, you will have the right, during a free look period, to have the increase canceled. If you exercise this right, we will credit to your policy the charges deducted for the increase, unless you request a refund of these charges. We will also cancel any surrender charges for the increase.

Decreases - You may decrease the face amount by written request. The minimum amount for a decrease in face amount is $10,000.

The minimum face amount in force after a decrease is $50,000. We may limit the decrease or return policy value to you, as you choose, if the policy would not comply with the maximum payment limitation under federal tax law. A return of policy value may result in tax liability to you.

A decrease in the face amount will lower the insurance protection amount and, therefore, the monthly insurance protection charge. In computing the monthly insurance protection charge, a decrease in the face amount will reduce the face amount in inverse order, for example, first, the most recent increase, then the next most recent increases, then the initial face amount.

On the effective date of a decrease in the face amount, we will deduct from the policy value a transaction charge of $40 and, if applicable, any surrender charges. You may allocate the deduction to one sub-account. If you make no allocation, we will make a pro rata allocation. We will reduce the surrender charge by the amount of any surrender charge deducted. We will provide you with new specification pages indicating the effective date of the decrease and the new minimum monthly payment, if any.

Option to Accelerate Death Benefits
(Living Benefits Rider)

Subject to state law and approval, you may elect to add the option to accelerate death benefits, the Living Benefits Rider, to your policy. There is no direct charge for this rider. The rider allows you to receive a portion of the net death benefit while the insured is alive, subject to the conditions of the rider. You may submit a written request to receive the living benefit under this rider if the policy is in force and a qualified physician certifies that the insured has an illness or physical condition which is likely to result in the insured's death within 12 months. You may receive the living benefit either in a single sum or in 12 equal payments. The option may only be exercised once under the policy.

The amount you may receive is based on the option amount. The option amount is the portion of the death benefit you elect to apply under the rider as an accelerated death benefit. The option amount must be at least $25,000 and may not exceed the smallest of:

o        one-half of the death benefit on the  date the option is elected; or

o the amount that would reduce the face amount to $100,000, our current minimum issue limit; or

o        $250,000.

The living benefit is the lump sum benefit under this rider and is the amount used to determine the monthly benefit under the rider. It is the actuarially calculated present value of the option amount adjusted to reflect the actuarial present value of lost future mortality charges and to reflect any outstanding loans. The methodology used in this calculation is on file with state departments of insurance, where required. Subject to state law, an expense charge of $150 will be deducted from policy value if you exercise the option under this rider.

If you elect to exercise this option, your policy will be affected as follows:

o a portion of the outstanding loan will be deducted from the living benefit, while the remaining outstanding loan will continue in force;

o ________ the policy's death benefit will be decreased by the option amount, with insurance decreased or eliminated in inverse order, starting with the most recent face amount increase and ending with the initial face amount; and

o the policy value will be reduced in the same proportion as the reduction in the death benefit.

To the extent of the decrease in face amount as a result of exercising the option, we will waive any surrender charges which would otherwise apply to that decrease in face amount.

The rider is intended to provide a qualified accelerated death benefit that is excludable from gross income for federal income tax purposes. Whether any tax liability may be incurred, however, depends upon a number of factors.

The rider may not be available in all jurisdictions.

Policy Value

The policy value is the total value of your policy. It is the sum of:

o your accumulation in the fixed account, including amounts securing any outstanding loans; plus

o        the value of your units in the sub-accounts.

There is no guaranteed minimum policy value. Policy value on any date depends on variables that can not be predetermined.

Your policy value is affected by the:

o        frequency and amount of your net payments;

o        interest credited in the fixed account;

o        investment performance of your sub- accounts;

o        partial withdrawals;

o        loans, loan repayments and loan interest paid or credited;

o        charges and deductions under the policy; and

o        the death benefit option.

Computing Policy Value - We compute the policy value on the date of issue and on each valuation date. On the date of issue, the policy value is:

o the value of the amounts allocated to the fixed account and sub-accounts, net of mortality and expense risk charges, administration charges and portfolio expenses; minus

o        the monthly insurance protection charge due.

On each valuation date after the date of issue, the policy value is the sum of:

o        accumulations in the fixed account; plus

o        the sum of the product of:

a)       the number of units in each sub-account; times

     b)  the value of a unit in each sub-account on the valuation date.

The Unit - We allocate each net payment to the sub-accounts you select. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account.

The number of units of each sub-account credited to the policy is the quotient of:

o        that part of the net payment allocated to the sub-account; divided by

o the dollar value of a unit on the valuation date the payment is received at our Variable Life Service Center.

The number of units will remain fixed unless changed by a split of unit value, transfer, loan, partial withdrawal or surrender. Also, each deduction of charges from a sub-account will result in the cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from valuation date to valuation date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the portfolio in which the sub-account invests.

The value of each unit was set at $10.00 on the first valuation date of each sub-account, except that the value for the Money Market sub-account was set at $1.00. The value of a unit on any valuation date after the first valuation date is the product of:

o        the dollar value of the unit on the preceding valuation date; times

o        the net investment factor.

Net Investment Factor - The net investment factor measures the investment performance of a sub-account during the valuation period that has just ended. The net investment factor is the result of (a) plus (b), divided by (c), minus
(d) and minus (e) where:

a) is the net asset value per share of a portfolio held in the sub-account determined at the end of the current valuation period;

b) _______ is the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the ex-dividend date occurs during the current valuation period;

c) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period;

d)       is a charge for mortality and expense risks; and

e) is a charge for administration during a period not exceeding the first twenty policy years.

Maturity Benefits

If the insured is alive on the maturity date, we will pay the surrender value as of the maturity date to you. The surrender value may be paid in a single sum or under a payment option as described below.

Payment Options

The net death benefit payable may be paid in a single sum or under one or more of the payment options we are then offering. Payment options are paid from our general account and are not based on the investment experience of the separate account. These payment options also are available at the maturity date or if the policy is surrendered. If no election is made, we will pay the net death benefit in a single sum.

Optional Insurance Benefits

You may add optional insurance benefits to the policy by rider, as described in Appendix B - Optional Insurance Benefits. The cost of optional insurance benefits becomes part of the monthly insurance protection charge, except that the Guaranteed Death Benefit Rider cost is a one time transaction charge of $25 deducted on the first monthly processing date. All riders may not be available in all jurisdictions, and the names of the riders may vary by jurisdiction.

Surrender

You may surrender the policy and receive its surrender value. The surrender value is:

o        the policy value; minus

o        any outstanding loan and surrender charges.
We will compute the surrender value on the valuation date on which we receive your written request for surrender. We will deduct a surrender charge if you surrender the policy within 10 full policy years of the date of issue or of an increase in face amount.

The surrender value may be paid in a lump sum or under a payment option then offered by us. We will normally pay the surrender value within seven days following our receipt of your written request. We may delay benefit payments under the circumstances described in OTHER POLICY PROVISIONS - Delay of Payments. For important tax consequences of a surrender, see FEDERAL TAX CONSIDERATIONS.

Partial Withdrawal

After the first policy year and before the paid-up insurance option is exercised, you may withdraw part of the surrender value of your policy by written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the fixed account. If you do not provide allocation instructions, we will make a pro rata allocation. Each partial withdrawal must be at least $500. Under the level option, the face amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce the level option face amount below $50,000.

On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal costs. We will normally pay the partial withdrawal within seven days following our receipt of written request. We may delay payment as described in OTHER POLICY PROVISIONS - Delay of Payments. For important tax consequences of partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

Paid-Up Insurance Option

On written request, you may elect life insurance coverage, usually for a reduced amount, for the life of the insured with no further premiums due. The paid-up insurance will be the amount that the surrender value can provide as a net single premium applied at the insured's age and underwriting class on the date this option is elected. If the surrender value exceeds the net single premium, we will pay the excess to you. The net single premium is based on the Commissioners Ultimate 1980 Standard Ordinary Mortality Tables, smoker or non-smoker, male or female or unisex with increases in the tables for non-standard risks. Interest will not be less than 4.5% annually.

If the paid-up insurance option is elected, the following policy owner rights and benefits will be affected:

o ________ as described above, the paid-up insurance benefit will be computed differently from the net death benefit and the death benefit options will not apply;

o we will not allow transfers of policy value from the fixed account back to the separate account;

o        you may not make further payments;

o you may not increase or decrease the face amount or make partial withdrawals; and

o        riders will continue only with our consent.

You may, after electing paid-up insurance, surrender the policy for its net cash value. The guaranteed cash value is the net single premium for the paid-up insurance at the insured's age. The net cash value is the cash value less any outstanding loan. The cash value will equal the guaranteed cash value unless we credit interest at a rate higher than 4.5% annually. We will transfer the portion of the policy value in the sub-accounts of the separate account to the fixed account on the date we receive your written request to elect the paid-up insurance option.

On election of reduced paid-up insurance, the policy could become a modified endowment contract. If a policy becomes a modified endowment contract, policy loans, partial withdrawals or surrender will receive unfavorable federal tax treatment.

CHARGES AND DEDUCTIONS

The following charges will apply to your policy under the circumstances described. Some of these charges apply throughout the policy's duration. Other charges apply only if you choose options under the policy. The charges are for the services and benefits provided, costs and expenses incurred and risks assumed by us under or in connection with the policies. Services and benefits provided by us include:

o        the death benefits, cash and loan benefits provided by the policy;

o        investment options, including net payment allocations;
o        administration of various elective options under the policy; and

o        the distribution of various reports to policy owners.

Costs and expenses incurred by us include:

o those associated with underwriting applications and changes in face amount and riders;

o various overhead and other expenses associated with providing the services and benefits related to the policy;

o        sales and marketing expenses; and

o ________ other costs of doing business, such as federal, state and local premium and other taxes and fees.

Risks assumed by us include the risks that insureds may live for a shorter period of time than estimated resulting in the payment of greater death benefits than expected, and that the costs of providing the services and benefits under the policies will exceed the charges deducted.

Payment Expense Charge

Currently, we deduct 4.0% of each payment as a payment expense charge. This charge is for state and local premium taxes, federal income tax treatment of deferred acquisition costs, and certain policy sales and administrative expenses.


Premium tax rates vary from state to state and are a percentage of payments made by policy owners to us. Currently, rates in the fifty states and the District of Columbia range between 0.50% and 3.50%. Since we are subject to retaliatory tax in some states, the effective premium tax for us typically ranges between 2.00% and 3.50%. Typically, we pay premium tax or retaliatory tax in all jurisdictions, but the payment expense charge would be deducted, even if we were not subject to premium or retaliatory tax in a state.


We may increase or decrease the payment expense charge to reflect changes in our expenses for taxes.

Monthly Insurance Protection Charge

On each monthly processing date through the final payment date, we will deduct a monthly insurance protection charge from your policy value. This charge is the cost for insurance protection under the policy, including optional insurance benefits provided by rider.
We deduct the monthly insurance protection charge on each monthly processing date starting with the date of issue. You may allocate monthly insurance protection charges to one sub-account. If you make no allocation, we will make a pro rata allocation. If the sub-account you chose does not have sufficient funds to cover the monthly insurance protection charges, we will make a pro rata allocation. We will deduct no monthly insurance protection charges after the final payment date.

Computing Monthly Insurance Protection Charge - We designed the monthly insurance protection charge to compensate us for the anticipated cost of paying net death benefits under the policies, as well as to compensate us for a part of our acquisition costs, taxes, and administrative expenses. The charge is computed monthly for the initial face amount and for each increase in face amount. Monthly insurance protection charges can vary.

For the initial face amount under the level option, the monthly insurance protection charge is the product of:

o        the insurance protection rate times

o        the difference between:

a)       the initial face amount; and

b) the policy value, minus any rider charges at the beginning of the policy month divided by 1,000.

Under the level option, the monthly insurance protection charge decreases as the policy value increases if the guideline minimum sum insured is not in effect.

For the initial face amount under the adjustable option, the monthly insurance protection charge is the product of:

o        the insurance protection rate times

o        the initial face amount,

divided by 1,000.

For each increase in face amount under the level option, the monthly insurance protection charge for the increase is the product of:

o        the insurance protection rate for the increase times
o        the difference between:

(a)      the increase in face amount; and

(b) any policy value, minus any rider charges, greater than the initial face amount at the beginning of the policy month and not allocated to a prior increase;

divided by 1,000.

For each increase in face amount under the adjustable option, the monthly insurance protection charge is the product of:

o        the insurance protection rate for the increase times

o        the increase in face amount,

divided by 1,000.

If the guideline minimum sum insured is in effect under either option, we will compute a monthly insurance protection charge for that part of the death benefit subject to the guideline minimum sum insured that exceeds the current death benefit not subject to the guideline minimum sum insured.

This charge is the product of:

o        the insurance protection rate for the initial face amount, times

o        the difference between the guideline minimum insured and:

a) the greater of the face amount or the policy value, if you selected the level option, divided by 1,000; or

b) the face amount plus the policy value, if you selected the adjustable option, divided by 1,000.

We will adjust the monthly insurance protection charge for any decreases in face amount.

Insurance Protection Rates - We base insurance protection rates on the:

o        male, female or unisex rate table,

o        age and underwriting class of the insured; and

o        the effective date of an increase or date of any rider.
For unisex policies, sex-distinct rates do not apply. Unisex rates are not available in all jurisdictions. For policies issued subject to Montana's jurisdiction, unisex rates apply to all policies. For the initial face amount, the insurance protection rates are based on the insured's age at the beginning of each policy year. For an increase in face amount or for a rider, the insurance protection rates are based on the insured's age on the effective date of the increase or rider and, thereafter, on each anniversary of the effective date of the increase or rider.

We base the current insurance protection rates on our expectations as to future mortality experience. Rates will not, however, be greater than the guaranteed insurance protection rates set forth in the policy. These guaranteed rates are based on the Commissioners 1980 Ultimate Standard Ordinary Mortality Tables, smoker or non-smoker, and the insured's sex, except for policies for which unisex rates apply and age, with increases in the Tables for non-standard risks.

The tables used for this purpose set forth different mortality estimates for males and females, and for smokers and non-smokers. Unisex rates use male rates. Any change in the insurance protection rates will apply to all insureds of the same age, sex and underwriting class, whose policies have been in force for the same period.

The underwriting class of an insured will affect the insurance protection rates. We currently place insureds into preferred underwriting classes, preferred non-standard underwriting classes, standard underwriting classes and non-standard underwriting classes.

The underwriting classes are also divided into two categories: smokers and non-smokers. We will place an insured under age 18 at the date of issue in a standard or non-standard underwriting class. We will then classify the insured as a smoker at age 18 unless we receive satisfactory evidence that the insured is a non-smoker. Prior to the insured's age 18, we will give you notice of how the insured may be classified as a non-smoker. In some jurisdictions, policies are not available for proposed insureds who are less than 18 years old.

We compute the insurance protection rate separately for the initial face amount and for any increase in face amount. However, if the insured's underwriting class improves on an increase, the lower insurance protection rate will apply to the total face amount.



Charges Against or Reflected in the
Assets of the Separate Account

We assess each sub-account with a charge for mortality and expense risks we assume and, during the first 20 policy years, a charge for administration expenses related to the separate account. Portfolio expenses are also reflected in the value of the assets of the separate account.

Administration Charge - For a period not to exceed the first 20 policy years, we may impose a daily charge at an annual rate of 0.15% of the daily net asset value in each sub-account. The charge is to help reimburse us for administrative expenses incurred in the administration of the separate account and the sub-accounts.

The administrative functions and expenses we assume for the separate account and the sub-accounts include:

o        clerical, accounting, actuarial and legal services;

o        rent, postage, telephone, office equipment and supplies;

o    the  expenses  of  preparing  and  printing  registration   statements  and
     prospectuses which are not allocable to sales expense; and

o        regulatory filing fees and other fees.

Currently, the administration charge is waived after the tenth policy year subject to state law, but we reserve the right to impose the charge after the tenth policy year.

Mortality and Expense Risk Charge - We impose a daily charge at a current annual rate of 0.65% of the average daily net asset value of each sub-account. This charge compensates us for assuming mortality and expense risks for variable interests in the policies. We may increase this charge, subject to state and federal law, to an annual rate no greater than 0.80%. We may realize a profit from this charge.

The mortality risk we assume is that insureds may live for a shorter time than anticipated. If this happens, we will pay more net death benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the policies will exceed those compensated by the administration charges in the policies.

Portfolio Expenses - The value of the units of the sub-accounts will reflect the management fee and other expenses of the portfolios whose shares the sub-accounts purchase. The management fees and other expenses of the portfolios are listed above under SUMMARY - What are the Expenses and Fees of the Portfolios. The prospectuses and Statements of Additional Information of the portfolios contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes.

Surrender Charges

The policy's surrender charges are designed to reimburse us for part of the costs of product research and development, underwriting, policy administration, surrendering the policy and part of sales expenses, including commissions to our agents, advertising, and the printing of prospectuses and sales literature.

Surrender charges are computed on the date of issue for the initial face amount. Surrender charges apply for ten years from the date of issue. We impose surrender charges only if, during the time the charges are effective, you request a full surrender of your policy or a decrease in face amount.

New surrender charges are computed for any increase in face amount. Surrender charges for a face amount increase apply for ten years from the date the increase is effective. The new surrender charges computed for an increase in face amount apply only to the face increase.

We compute each surrender charge based on a rate per $1,000 of the related face amount. The rate that applies to your policy is based on whether:

o        the insured is male or female;

o        the insured's age; and

o    the number of years during which the surrender charges have been effective.

Male rates are used if the policy is issued using unisex rates. The surrender charge rate for the initial face amount decreases each policy year on the policy anniversary. The surrender charge rate for each increase in face amount decreases each year on the twelve month anniversary of the effective date of the increase in face amount.

We determine the insured's age as of the date of issue for the initial face amount for the policy. If there is an increase in the face amount, we determine the insured's age on the effective date of the increase.


The surrender charge amount that applies in a particular policy year on your policy is shown on the specification pages of your policy. New specification pages showing the new surrender charge amounts will be provided to you if there is an increase or a decrease in face amount on your policy.


If more than one surrender charge is in effect because of one or more increases in face amount, we will apply the surrender charges in inverse order. We will apply surrender and partial withdrawal charges described below in this order:

o        first, those related to the most recent increase;

o        second, those related to the next most recent increases, and so on; and

o        third, those related to the initial face amount.

A surrender charge may be deducted on a decrease in the face amount. The surrender charge will be the surrender charges for the face amounts which are decreased or eliminated in the order shown above.

Where a decrease causes a partial reduction in an increase or in the initial face amount, we will deduct a proportionate share of the surrender charge for that increase or for the initial face amount. The surrender charge deducted is a fraction of the charge that would apply to a full surrender. The fraction is the product of:

o        the decrease divided by the current face amount times

o        the surrender charge.

See APPENDIX E - Maximum Surrender Charges for the maximum surrender charge rates and an example of how we compute the amount of surrender charges.

Partial Withdrawal Costs

For each partial withdrawal, we deduct a transaction fee of 2.0% of the amount withdrawn, not to exceed $25.

A partial withdrawal charge may also be deducted from policy value. After the first policy year and before you exercise the paid-up insurance option, during each policy year you may withdraw, without a partial withdrawal charge, up to:

o 10% of the policy value on the date we receive the written request at our Variable Life Service Center, minus

o the total of any prior free withdrawals in the same policy year, allowed by the free 10% withdrawal.

The right to make the free 10% withdrawal is not cumulative from policy year to policy year. For example, if only 8% of policy value were withdrawn in the second policy year, the amount you could withdraw in future policy years would not be increased by the amount you did not withdraw in the second policy year.

We impose the partial withdrawal charge on any withdrawal greater than the free 10% withdrawal the for excess withdrawal amount. The maximum charge is 5.0% of the excess withdrawal amount up to the surrender charge. If no surrender charge applies on withdrawal, no partial withdrawal charge will apply. We will reduce the policy's outstanding surrender charges by the partial withdrawal charge deducted. The partial withdrawal charge deducted will decrease existing surrender charges in inverse order, for example, first the most recent increase's surrender charges, then the next most recent increase's surrender charges in succession, and last the initial face amount's surrender charges.

Transfer Charges

The first 12 transfers in a policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that policy year. We reserve the right to increase the charge, but it will never exceed $25.

If you apply for automatic transfers under the dollar cost averaging or automatic account rebalancing option, the first automatic transfer for the elected option counts as one transfer towards the 12 free transfers allowed in each policy year. Each future automatic transfer for the elected option is without charge and does not reduce the remaining number of transfers that may be made without charge.

Each of the following transfers of policy value from the sub-accounts to the fixed account is free and does not count as one of the 12 free transfers in a policy year:


o        a conversion within the first 24 months from date of issue or increase;

o        a transfer to the fixed account to secure a loan;

o        a transfer from the fixed account because of a loan repayment;

o ________ a reallocation of the value in the Money Market sub-account as described above under THE POLICY- Free Look Period; and a transfer made because of a material change in investment policy.

Charge for Change in Face Amount

For each increase or decrease in face amount, we will deduct a transaction charge of $40 from policy value to reimburse us for the administrative costs of the change. In some jurisdictions no charge is assessed for an increase in face amount. Unless you specify the sub-account from which the charge is to be deducted, we will allocate the charge pro rata.

Other Administrative Charges

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge, guaranteed not to exceed $25 per transaction for:

o        changing net payment allocation instructions;

o changing the allocation of monthly insurance protection charges among the various sub-accounts and the fixed account; or

o providing more than one projection of values in a policy year, in addition to the annual statement.

POLICY LOANS

You may borrow money secured by your policy value. The total amount of loans you may have outstanding at any time is the loan value. In the first policy year, the loan value is 75% of:

o        the policy value minus

o ________ any surrender charges, unpaid monthly insurance protection charges and outstanding loan interest through the end of the policy year.

After the first policy year, the loan value is 90% of:

o        the policy value minus

o        any surrender charges.
In some jurisdictions, the loan value after the first policy year is:

o 90% of the portion of the policy value in the sub-accounts, minus any surrender charges which are allocated to the sub-accounts; plus

o ________ 100% of the portion of the policy value in the fixed account, minus the monthly insurance protection charges and the loan interest due to the end of the policy year, which are allocated to the fixed account.

The loan value and the policy value in any policy year are the values on the valuation date we receive your request for a loan at our Variable Life Service Center.

There is no minimum loan amount. We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER POLICY PROVISIONS - Delay of Payments.

We will withdraw the amount of the loan from the sub-accounts and the fixed account according to your instructions. If you do not provide us with instructions, we will make a pro rata withdrawal of the loan amount. We will transfer the portion of the policy value in each sub-account equal to the policy loan to the fixed account to secure the outstanding loan. We will not count this transfer as a transfer subject to the transfer charge.

The portion of the policy value securing the outstanding loan will earn monthly interest in the fixed account at an annual rate of at least 6.0%, or, for preferred loans 7.5%. For policies issued subject to the jurisdiction of the Virgin Islands, the annual interest rate will be at least 4.0% or, for preferred loans, 5.5%. No other interest will be credited.

Preferred Loan Option

A preferred loan option is available after the tenth policy year and, after that date, will apply to any outstanding loans and new loan requests unless you revoke the preferred loan option in writing. The guaranteed annual interest rate credited to the portion of the policy value securing a preferred loan will be not less than 7.5%, or for policies issued subject to the jurisdiction of the Virgin Islands, 5.5%. There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser.




Loan Interest Charged

Interest accrues daily at the annual rate of 8.0% or for policies issued subject to the jurisdiction of the Virgin Islands, 6.0%. Interest is due and payable in arrears at the end of each policy year or for as short a period as the loan may exist. Interest not paid when due will be added to the loan amount and bears interest at the same rate. If this makes the loan principal higher than the portion of the policy value in the fixed account, we will offset this shortfall by transferring amounts from the sub-accounts. The transferred amount will be allocated proportionately among the sub-accounts which have value in them.

Repayment of Outstanding Loan


You may repay any part of an outstanding loan at any time before the policy lapses and before the maturity date.


On the valuation date on which we receive your loan repayment at our Variable Life Service Center, we will allocate that part of the policy value in the fixed account that secured a repaid loan to the sub-accounts and fixed account according to your instructions. If you do not make a repayment allocation, we will allocate policy value according to your most recent payment allocation instructions. However, loan repayments allocated to the separate account cannot exceed that portion of the policy value previously transferred from the separate account to secure the outstanding loan.

If the outstanding loan exceeds the policy value less the surrender charge, the outstanding loan will be in default. We will mail a notice of default to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the policy will terminate with no value.

Effect of Policy Loans

Policy loans will affect the policy value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the portion of the policy value in the fixed account that secures the loan.

We will deduct any outstanding loan from the proceeds payable when the Insured dies or from a surrender.



The policy will be in default if the surrender value is insufficient to cover the next monthly insurance protection charge plus loan interest accrued. Additionally, if an outstanding loan exceeds the policy value less surrender charges, the outstanding loan will be in default. On the date of default, the policy enters the grace period and will terminate at the end of the grace period unless you make sufficient payments to us before the end of the grace period.

As a result, increases in the outstanding loan and/or decreases in the policy value may make it more likely that your policy will lapse. Assuming you do not make loan repayments, the outstanding loan will increase if you receive additional loan amounts from your policy. The outstanding loan amount will also increase if you do not pay loan interest due in cash. Monthly insurance protection charges will reduce your policy value. Your policy value, net of outstanding loans, will decrease if you take additional loans from your policy or if you take partial withdrawals from your policy or, in certain situations, you decrease the face amount of your policy. The policy value in a sub-account on the policy may decline based on the investment performance of the underlying portfolio.


In the event the policy lapses or is otherwise terminated while a loan is outstanding, the loan is foreclosed and this foreclosure will be treated as cash received from the policy for income tax purposes. Any cash received, that is, the outstanding loan plus any other policy value less surrender charges in excess of the policy's tax basis, should be taxable as ordinary income.


For a discussion of the federal tax considerations of policy loans, see FEDERAL TAX CONSIDERATIONS - Policy Loans on page 34.


POLICY TERMINATION AND
REINSTATEMENT

Termination

The policy will be in default if the surrender value is insufficient to cover the next monthly insurance protection charge plus loan interest accrued. Additionally, if an outstanding loan exceeds the policy value less surrender charges, the outstanding loan will be in default.

On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid. You will then have a grace period of 62 days, measured from the date of the notice of default, to make a payment sufficient to prevent termination.

Failure to pay a sufficient premium within the grace period will result in policy termination. If the insured dies during the grace period, we will deduct from the net death benefit any monthly insurance protection charges due and unpaid through the policy month in which the insured dies and any other overdue charge.

During the first 48 policy months following the date of issue or an increase in the face amount based on a request from the policy owner, a guarantee may apply to prevent the policy from terminating because of insufficient surrender value. This guarantee applies if, during this period, we receive payments from you that, when reduced by outstanding loans, partial withdrawals and partial withdrawal charges, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the policy, increase in face amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the face amount, the addition or deletion of a rider, or a change in the smoker or non-smoker underwriting class on the policy. Except for the first 48 months after the date of issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the policy will remain in force.

You may also elect the Guaranteed Death Benefit Rider when you apply for the policy. There is a one time $25 charge for this rider. The charge is assessed on the first monthly processing date. Under the Guaranteed Death Benefit Rider, if you make payments of a sufficient amount, net of partial withdrawals, partial withdrawal charges and any outstanding loans, we guarantee that your policy will not lapse. In order to maintain this guarantee, on each policy anniversary through the final payment date, the total of your payments received, net of partial withdrawals, partial withdrawal charges and any outstanding loans must at least equal the guaranteed death benefit premium times the number of policy years since the policy was issued, adjusted as applicable for policy changes. This rider may not be available in all jurisdictions and is not available in Texas.

Reinstatement

A lapsed policy may be reinstated within three years of the date of default and before the final payment date or, before the maturity date, if the default occurred because the outstanding loan exceeded the policy value less surrender charges. In some states, a time period other than three years applies to the reinstatement provision. The reinstatement takes effect on the monthly processing date following the date you submit to us:

o        a written application for reinstatement;

o        evidence of insurability satisfactory to us; and

o ________ a payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable.

Policies which have been surrendered may not be reinstated.

Minimum Amount Payable - If reinstatement is requested when less than 48 monthly insurance protection charges have been paid since the date of issue or increase in the face amount, you must pay the lesser of:

o the minimum monthly payment for the three months beginning on the date of reinstatement; or

o        the sum of:

the  amount  by  which  the  surrender   charges  or  charges  on  the  date  of
     reinstatement exceeds the policy value on the date of default; plus

(b) monthly insurance protection charges for the three months beginning on the date of reinstatement.

If you request reinstatement more than 48 monthly processing dates from the date of issue or increase in the face amount, you must pay the sum shown above without regard to the three months of minimum monthly payments. Also, a lesser amount may be required if the Guaranteed Death Benefit Rider is in effect.

Surrender Charge - The surrender charge on the date of reinstatement is the surrender charge that would have been in effect had the policy remained in force from the date of issue. In some jurisdictions, however, the surrender charge on the date of reinstatement is the surrender charge that was in effect on the date of default.

Policy Value on Reinstatement - The policy value on the date of reinstatement is:

o the net payment made to reinstate the policy and interest earned from the date the payment was received at our Variable Life Service Center; plus

o the policy value less any outstanding loan on the date of default, not to exceed the surrender charge on the date of reinstatement; minus

o    the monthly insurance protection charges due on the date of reinstatement.

You may repay or reinstate any outstanding loan on the date of default or foreclosure.

OTHER POLICY PROVISIONS

Policy Owner

The policy owner is the insured unless another person has been named as owner in the application. As policy owner, you are entitled to exercise all rights under your policy while the insured is alive, with the consent of any irrevocable beneficiary. The consent of the insured is required whenever the face amount is increased.

Beneficiary

The beneficiary is the person or persons to whom the net death benefit is payable on the insured's death. You, as the policy owner, name the beneficiary. Unless otherwise stated in the policy, the beneficiary has no rights in the policy before the insured dies. While the insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. If no beneficiary is alive when the insured dies, you or your estate, will be the beneficiary. If more than one beneficiary is alive when the insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the insured will pass to surviving beneficiaries proportionally, unless you have requested otherwise.

Assignment

You may assign a policy as collateral or make an absolute assignment. All policy rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the policy. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Variable Life Service Center. When recorded, the assignment will take effect as of the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

The following policy provisions may vary by state.

Limit on Right to Challenge Policy

Except for fraud, unless such defense is prohibited by state law, or nonpayment of premium, we cannot challenge the validity of your policy if the insured was alive after the policy had been in force for two years from the date of issue. This provision does not apply to any riders providing benefits specifically for disability or death by accident. Also, we cannot challenge the validity of any increase in the face amount if the insured was alive after the increase was in force for two years from the effective date of the increase. If your policy was issued as a result of a conversion of a term life insurance policy issued by us, the two year period during which we may challenge the policy with respect to the coverage amount converted is measured from the later of:

o        the issue date of the term life insurance policy; or

o        the most recent date on which that policy was reinstated.

Suicide

The net death benefit will not be paid if the insured commits suicide, while sane or insane, within two years from the date of issue. Instead, we will pay the beneficiary all payments made for the policy, without interest, less any outstanding loan and partial withdrawals. If the insured commits suicide, while sane or insane, within two years from any increase in face amount, we will not recognize the increase. We will pay to the beneficiary the monthly insurance protection charges paid for the increase, plus any other net death benefit payable under the policy. If your policy was issued as a result of a conversion of a term life insurance policy issued by us, then, with respect to the coverage amount converted, the two year period during which the net death benefit under the policy will not be paid if the insured commits suicide will be measured from the later of:

o        the issue date of the term life insurance policy; or

o        the most recent date on which that policy was reinstated.
Misstatement of Age or Sex

If the insured's age or sex is not correctly stated in the policy application, we will adjust the death benefit under the policy to reflect the correct age and sex. The adjusted death benefit will be the policy value plus the insurance protection amount that the most recent monthly insurance protection charge would have purchased for the correct age and sex. We will not reduce the death benefit to less than the guideline minimum sum insured. For a unisex policy, there is no adjusted benefit solely for misstatement of sex. Certain rider benefits may also be adjusted for misstatement of age or sex.

Delay of Payments


Amounts payable from the separate account for surrender, partial withdrawals, net death benefit, policy loans, and transfers may be postponed whenever:


o the New York Stock Exchange is closed other than customary weekend and holiday closings;

o        the SEC restricts trading on the New York Stock Exchange; or


o ________ the SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the separate account's net assets.


We may delay paying any amounts derived from payments you made by check until the check has cleared your bank.

FEDERAL TAX CONSIDERATIONS

The following is a summary of federal tax considerations for U.S. persons based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the policies. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the policy owner is a corporation. You should consult a qualified tax adviser to apply the law to your circumstances.

Transamerica Occidental Life Insurance Company and the Separate Account

Transamerica is taxed as a life insurance company under Subchapter L of the Code. We file a consolidated tax return with our life insurance company subsidiaries. We do not currently charge for any income tax on the earnings or realized capital gains in the Separate Account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the separate account.


Under current laws, we may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the separate account, we may charge such taxes.


Taxation of the Policies


We believe that the policies described in this prospectus are life insurance contracts under Code Section 7702. Section 7702 affects the taxation of life insurance contracts and places limits on amounts payable into policies and on the relationship of the policy value to the death benefit. As life insurance contracts, the net death benefits of the policies are generally excludable from the gross income of the beneficiaries. In the absence of any guidance from the Internal Revenue Service, or IRS, on the issue, we believe that providing an amount at risk after age 99in the manner provided at age 99 should be sufficient to maintain the excludability of the death benefit after age 99. However, this lack of specific IRS guidance makes the tax treatment of the death benefit after age 99 uncertain. Also, any increase in policy value is not taxable until received by you or your designee, but see Modified Endowment Contracts.


Federal tax law requires that the investment of each sub-account funding the policies is adequately diversified according to Treasury regulations. We believe that the portfolios currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which policy owners may direct their investment assets to divisions of a separate investment account without being treated as the owner of such assets who is taxed directly on the income from such assets. Regulations may provide such guidance in the future. The policies or our administrative rules may be modified as necessary to prevent a policy owner from being treated as the owner of any assets of the separate account who is taxed directly on their income.
A surrender, partial withdrawal, distribution, payment at maturity date, change in the death benefit option, change in the face amount, lapse with policy loan outstanding, or assignment of the policy may have tax consequences. Within the first fifteen policy years, a distribution of cash required under Code Section 7702 because of a reduction of benefits under the policy may be taxable to the policy owner as ordinary income. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each insured, policy owner or beneficiary.

Withholding


If all or part of a distribution from the policy is includible in gross income, the Code requires us to withhold federal income tax unless the policy owner elects, in writing, not to have tax withholding apply. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions is at least $200 during a taxable year. Some states also require withholding for state income taxes.

The payment of death benefits is generally non-taxable and not subject to withholding.


If payments are delivered to foreign countries, however, the tax withholding rate will generally be 10% unless you certify to us that you are not a U.S. person residing abroad or a "tax avoidance expatriate" as defined in Code
Section 877. Such certification may result in withholding of federal income taxes at a different rate.


Taxable payments or distributions to non-resident aliens under the policy are generally subject to tax withholding at a 30% rate unless the rate is reduced or eliminated by an international tax treaty with the United States. The payment of death benefits is generally non-taxable and not subject to withholding.


Policy Loans


Loans under policies that are MECs are considered taxable distributions to the extent of any income in the policy. We believe that loans received under a policy that is not a MEC will be treated as an indebtedness of the policy owner for federal income tax purposes. Under current law, these loans will not constitute income for the policy owner while the policy is in force.


There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently from a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain.

Interest Disallowance


Interest on policy loans is generally nondeductible. You should consult your tax adviser on how the rules governing the non-deductibility of interest would apply in your individual situation.


Modified Endowment Contracts


Special rules described below apply to the tax treatment of loans and other distributions under any life insurance contract that is classified as a modified endowment contract, or MEC. A MEC is a life insurance contract that either fails the 7-pay test or is received in exchange for a MEC. In general, a policy will fail this 7-pay testo ___ if at any time during the first o seven policy years or during any subsequent 7-year test period resulting from a material change in the policy, the cumulative payments made to the policy, less any non-taxable withdrawals, exceed the sum of the net level premiums which would have been paid up to such time if the policy had provided for certain paid-up future benefits after the payment of 7 level annual premiums. If to comply with this 7-pay test limit any payment amount is refunded with applicable interest no later than 60 days after the end of the policy year in which it is received, such refunded amount, excluding interest, will reduce the cumulative amount of payments that is compared against such 7-pay test limit.

If there is any reduction in the policy's benefits during a 7-pay test period, the 7-pay test limit will be recalculated and the policy will be retested retroactively from the start of such period by taking into account such reduced benefit level from such starting date. Generally, any material change in the policy may be treated as producing a new contract for 7-pay test purposes, requiring the start of a new 7-pay test period as of the date of such change.


Distributions Under Modified Endowment Contracts


The amount of partial withdrawals, whether or not subject to surrender charges, loans, withdrawals and other distributions made before the insured's death under a MEC, or the assignment or pledge of any portion of the value of a MEC, are considered distributions from a MEC. Distributions are includible in gross income to the extent of any income in the policy on an income-out-first basis. A distribution is treated as allocable first to the income in the policy and then to a tax-free recovery of the policy's investment in the policy, or tax basis. If the policy is part of a collateral assignment split dollar arrangement, increases in surrender value may be distributions and taxable. Generally, a policy's tax basis is equal to its total payments made to the policy less amounts recovered tax-free. To the extent that the policy's cash value (ignoring surrender penalties except upon a full surrender) exceeds its tax basis, such excess constitutes its income in the contract. However, where more than one MEC has been issued to the same policyholder by the same insurer, or an affiliate, during a calendar year, all such MEC's are aggregated for purposes of determining the amount of a distribution from any such MEC that is includible in gross income.

In addition, any distribution from a MEC which is includible in gross income from a MEC distribution is subject to a 10% penalty tax on premature distributions, unless the taxpayer has attained age 59 1/2 or is disabled or the payment is part of a series of substantially equal periodic payments for a qualifying lifetime period.


Under Code Section 7702A(d) the MEC distribution rules apply not only to:


o all distributions made during the contract year in which the contract fails the 7-pay test, and during subsequent years; but also to


o ________ any distributions made in anticipation of such failure, which is deemed to include any distributions made during the two years prior to such failure.

The Treasury Department has not yet issued regulations or other guidance indicating what other distributions can be treated as made in anticipation of such a failure or how (that is, as of what date) income in the contract should be determined for purposes of any distribution that is deemed to be made in anticipation of a failure.

VOTING RIGHTS

We are the legal owner of all portfolio shares held in the separate account and each sub-account. As the owner, we have the right to vote at a portfolio's shareholder meetings. However, to the extent required by federal securities laws and regulations, we will vote portfolio shares that each sub-account holds according to instructions received from policy owners with policy value in the sub-account. If any federal securities laws or regulations or their interpretation change to permit us to vote shares in our own right, we reserve the right to do so, whether or not the shares relate to the policies.


Currently, we will provide each policy owner with amounts allocated to a sub-account with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the separate account that do not relate to the policies.

We will compute the number of votes that a policy owner may instruct on the record date established for the portfolio. This number is the quotient of:


o        each policy owner's policy value in the sub-account; divided by

o the net asset value of one share in the portfolio in which the assets of the sub-account are invested.


We may disregard voting instructions policy owners initiate in favor of any change in the investment policies or in any investment adviser or principal underwriter. Our disapproval of any change must be reasonable. Our disapproval of a change in investment policies or investment adviser must be based on a good faith determination that the change would be contrary to state law or otherwise is improper under the objectives and purposes of the portfolios. If we do disregard voting instructions, we will include a summary of and reasons for that action in the next report to policy owners.



DIRECTORS AND PRINCIPAL OFFICERS OF
TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


Patrick S. Baird*****                 Director of TOLIC since 1999. Director, Senior Vice President and Chief
                                      Operating Officer of Transamerica Life Insurance Company, (formerly PFL
                                      Life Insurance Company) since 1996. Executive Vice President and Chief
                                      Operating Officer of AEGON USA since 1995. Chief Financial Officer of
                                      AEGON USA from 1992 to 1995. Vice President and Chief Tax Officer of
                                      AEGON USA from 1984 to 1995.

Brenda K. Clancy*****                 Senior Vice President since 2000. Director of TOLIC since 1999. Senior
                                      Vice President, Corporate, of Transamerica Life Insurance Company,
                                      (formerly PFL Life Insurance Company) since 1991. Treasurer and Chief
                                      Financial Officer of Transamerica Life Insurance Company since 1996.


James W. Dederer, CLU*                Director, Executive Vice President, General Counsel and Corporate
                                      Secretary of TOLIC since 1988.


George A. Foegele**** _________________ Director and Senior Vice President since 1998;
                                      President and Chief Executive Officer of
                                      Transamerica Life Insurance Company of
                                      Canada since 1993.

Douglas                               C. Kolsrud***** _______________ Senior
                                      Vice President of TOLIC since 2000,
                                      Director since 1999. Director, Senior Vice
                                      President, Chief Investment Officer and
                                      Corporate Actuary, Investment Division, of
                                      Transamerica Life Insurance Company,
                                      (formerly PFL Life Insurance Company)
                                      since 1998.


Richard N. Latzer***                  Director, Senior Vice President and Chief Investment Officer of
                                      Transamerica Corporation since 1989. Director, President and Chief
                                      Executive Officer of Transamerica Investment Services, Inc. since 1988.


Karen O. MacDonald*                   Director, Executive Vice President and Chief Operating Officer since
                                      2000. Senior Vice President and Corporate Actuary from 1995 to 2000.

Gary U. Rolle*                        Director, Executive Vice President and Chief Investment Officer of
                                      Transamerica Investment Services, Inc., since 1981.

Paul E. Rutledge III**                President of Transamerica since 2000. Director and President,
                                      Reinsurance Division since 1998. President, Life Insurance Company of
                                      Virginia, 1991-1997.

Craig                                 D. Vermie***** __________________ Director
                                      of TOLIC since 1999. Director, Vice
                                      President and General Counsel, Corporate, of Transamerica Life Insurance Company,
                                      (formerly PFL Life Insurance Company)
                                      since 1990.

Ron F. Wagley, CLU*                   President and Director since 1999. Senior Vice President and Chief
                                      Agency Officer of TOLIC since 1993. Vice President of TOLIC from 1989 to 1993.






*The business address is 1150 South Olive Street, Los Angeles, California 90015. **The business address is 401 North
Tryon Street, Charlotte, North
Carolina 28202.
***The business address is 600 Montgomery Street, San Francisco, California
94111.

****The business address is 300 Consilium Place, Scarborough, Ontario, Canada M1H3G2.
*****The business address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52449.


------------------------------------

DISTRIBUTION


Transamerica Securities Sales Corporation, or TSSC, acts as the principal underwriter and general distributor of the policies. TSSC is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, or NASD. TSSC was organized on February 26, 1986, under the laws of the state of Maryland. Broker-dealers sell the policies through their registered representatives who are appointed by us.

We pay commissions to broker-dealers who sell the policy based on a commission schedule. After the date of issue or an increase in face amount, commissions will be up to 90% of the first-year payments up to a payment amount we established and up to 5% of any excess. After the first year, commissions will be up to 2% of payments plus up to 0.30% annually of unloaned policy value. We may pay higher rates to certain broker-dealers based on sales volumes or other criteria. TSSC's expenses related to its role as principal underwriter of variable insurance products are covered by those affiliated insurance companies which issue the contract. No amounts are retained by TSSC.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:


o        the payment expense charge;

o        the surrender charge; and

o investment earnings on amounts allocated under the policies to the fixed account.

Commissions paid on the policies, including other incentives or payments, are not charged to policy owners or to the separate account.


Pending regulatory approvals, TSSC intends to distribute the policy in all states, except New York, as well as in Washington, D.C. and in certain possessions and territories.


REPORTS

We maintain the records for the separate account. We will send you statements of transactions under your policy, including:

o        payments;

o        changes in face amount;

o        changes in death benefit option;

o        transfers among sub-accounts and the fixed account;

o        partial withdrawals;

o        increases in loan amount or loan repayments;

o        lapse or default for any reason; and

o        reinstatement.


Scheduled periodic transactions involving deduction of the monthly insurance protection charges will be confirmed annually in lieu of an immediate transaction confirmation.


We will send you an annual statement that summarizes all of the above transactions and deductions of charges during the policy year. It will also set forth the status of the death benefit, policy value, surrender value, amounts in the sub-accounts and fixed account, and any policy loans. We will send you such reports containing financial statements and other information for the portfolios as the 1940 Act requires.

PERFORMANCE INFORMATION

We may advertise total return and average annual total return performance information based on the periods that the portfolios have been in existence. The results for any period prior to the policies being offered will be calculated as if the policies had been offered during that period of time, with all charges assumed to be those applicable to the sub-accounts and the portfolios.


The 1 Year Total Return and the average annual total returns shown will reflect sub-account performance, and will include deductions for expenses of the portfolios, for the mortality and expense risk charge and the administration charge of the separate account. The performance numbers will generally NOT include any of the charges, fees or deductions associated with the policies. Specifically, they will not include the applicable payment expense charge of 4% of premium; the monthly insurance protection charges, the surrender charges for surrenders during the first 10 policy years, or the first 10 years following a face amount increase, nor any other fees or charges that might be taken from the policy value. If these charges, fees and deductions were taken into consideration, the performance would have been substantially less. We may advertise other performance calculations.

We will provide prospective owners with customized illustrations showing how charges, fees, deductions, premium payments and other policy activity could affect death benefits.


We may compare performance information for a sub-account in reports and promotional literature to:

o    Standard & Poor's 500 Stock Index, or S&P 500;

o    Dow Jones Industrial Average, or DJIA;

o    Shearson Lehman Aggregate Bond Index;

o    other  unmanaged  indices  of  unmanaged   securities  widely  regarded  by
     investors as representative of the securities markets;

o other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services;

o other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria; and

o        the Consumer Price Index.




Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administration charges, separate account charges and portfolio management costs and expenses. Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in light of market conditions during a period and in considering a portfolio's success in meeting its investment objectives.


In advertising, sales literature, publications or other materials, we may give information on various topics of interest to policy owners and prospective policy owners. These topics may include:

o the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques, such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing;

o the advantages and disadvantages of investing in tax-deferred and taxable investments;

o    customer profiles and hypothetical payment and investment scenarios;

o financial management and tax and retirement planning; and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the policies and the characteristics of, and market for, the financial instruments.


In the table below, One-Year Total Return refers to the total of the income generated by a sub-account, based on certain assumptions as described in the table, for the one-year period ended December 31, 2000. Average Annual Total Return is based on the same assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the sub-account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

                         Adjusted Historical Performance
 Excluding Payment Expense Charges, Monthly Policy Charges and Surrender Charges

The following performance information is based on the periods that the portfolios have been in existence. It includes information for periods before the inception of the sub-accounts(1). The performance information is net of total portfolio expenses and all sub-account charges. The data does NOT reflect the payment expense charges or monthly insurance protection charges under the policies or surrender charges. If these charges and deductions were included, the figures below would be significantly lower. Returns are for the period ending December 31, 2000.


                                                                                      10 Year or
                                                                                      Life of the
                                                                                     Portfolio (if
                                                                                     Less than 10      Number
                                                                          5 Year      Years Since        of
                                                                          Average     Inception)     Years Since
Sub-Account                                     Portfolio     1 Year      Annual    Average Annual    Inception
Investing in the                                Inception      Total       Total     Total Return     (if Less
Corresponding Portfolio                            Date       Return      Return                       than 10
                                                                                                       Years)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Alger American Income & Growth                   11/15/88     -2.06%      23.88%        17.79%           N/A
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Alliance VP Growth and Income                    1/14/91      12.98%      18.68%        14.38%          9.96
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Alliance VP Premier Growth                       6/26/92      -17.25%     20.84%        19.34%          8.51
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Appreciation Portfolio -           4/05/93      -1.45%      17.37%        16.20%          7.74
Initial Shares
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Dreyfus VIF - Small Cap Portfolio - Initial      8/31/90      12.40%      11.99%        33.27%           N/A
Shares
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced                      9/13/93      -3.06%      17.78%        16.24%          7.30
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth              9/13/93      -16.35%     22.04%        21.27%          7.30
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Growth Series                      7/24/95      -20.25%     21.17%        22.76%          5.44
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series                      10/09/95     -0.95%      15.12%        15.77%          5.23
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series                             7/26/95      -5.61%      15.53%        16.25%          5.43
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MS UIF Emerging Markets Equity                   10/01/96     -39.39%       N/A         -3.57%          4.25
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MS UIF Fixed Income                              1/02/97      10.19%        N/A          5.85%          3.99
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MS UIF High Yield                                1/02/97      -11.31%       N/A          2.49%          3.99
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
MS UIF International Magnum                      1/02/97      -13.15%       N/A          5.55%          3.99
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Managed(2)                8/01/88       8.86%      12.23%        17.19%           N/A
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Small Cap(3)              8/01/88      43.02%      12.41%        15.51%           N/A
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth and Income -         12/31/97     -10.22%       N/A         11.27%          3.00
Admin Class
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth(4)                       2/26/69      -10.41%     26.25%        25.95%           N/A
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money Market                    1/02/98       5.07%        N/A          4.31%          2.99
------------------------------------------------------------------------------------------------------------------




As of December 31, 2000, the 7-Day Money Market sub-account yield was 5.24%.

(1) ______ The sub-account inception date was February 2, 1998, except MS UIF Emerging Markets Equity and the PIMCO VIT StocksPLUS Growth and Income - Admin Class sub-accounts. The inception date of these sub-accounts was October 15, 1999.

On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust, the Old Trust was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, the Present Trust at which time the Present Trust commenced operations. The total net assets of the managed portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the managed portfolio of the Present Trust reflect the performance of the managed portfolio of the Old Trust.

(3) On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust, the Old Trust was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, the Present Trust at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.


The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. One-year total return and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which a sub-account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

----------------------------------------------

----------------------------------------------
LEGAL PROCEEDINGS

There are no pending legal proceedings involving the separate account or its assets. Transamerica is not involved in any litigation that is materially important to its total assets.

ADDITION, DELETION OR
SUBSTITUTION OF INVESTMENTS


We do not control the portfolios. For this reason, we cannot guarantee that any of the sub-accounts offered under the policy or any of the portfolios will always be available to you for investment purposes. We reserve the right to make changes in the separate account and in its investments.

We reserve the right to eliminate the shares of any portfolio held by a sub-account. We may also substitute shares of another o portfolio or of another investment company for the shares of any portfolio. We would do this if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, if we substitute shares in a sub-account that you own, we will provide you with advance notice and seek advance permission from the Commission. This does not prevent the separate account from purchasing other securities for other series or classes of policies. Nor does it prevent the separate account from effecting an exchange between series or classes of variable policies on the basis of requests made by owners.


We reserve the right to create new sub-accounts for the policies when, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. Any new sub-accounts will be made available to existing owners on a basis to be determined by us. Each additional sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions warrant that we do.

o In the event of any substitution or change, we may make the changes in the policy that we deem necessary or appropriate to reflect substitutions or changes. Furthermore, if we believe it to be in the best interest of persons having voting rights under the policies, the separate account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also o be deregistered under such Act in the event that registration is no longer required. Finally, it may also be combined with one or more other separate accounts.


FURTHER INFORMATION

We have filed a 1933 Act registration statement for this offering with the SEC. Under SEC rules and regulations, we have omitted from this prospectus parts of the registration statement and amendments. Statements contained in this prospectus are summaries of the policy and other legal documents. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., on payment of the SEC's prescribed fees. MORE INFORMATION ABOUT THE FIXED ACCOUNT

This prospectus serves as a disclosure document only for the aspects of the policy relating to the separate account. For complete details on the fixed account, read the policy itself.

The fixed account and other interests in our general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the policy and the fixed account. The SEC has not reviewed the disclosures in this section of the prospectus.

General Description

You may allocate part or all of your net payments to accumulate at a fixed rate of interest in the fixed account. The fixed account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the fixed account become part of our general account assets and are used to support insurance and annuity obligations.

Fixed Account Interest


We guarantee amounts allocated to the fixed account as to principal and a minimum rate of interest. The interest rates credited to the portion of policy value in the fixed account are set by us, but will never be less than 4% per year. We may establish higher interest rates, and the initial interest rates and the renewal interest rates may be different. You bear the risk that we will not declare an interest rate higher than 4% per year. We will guarantee initial interest rates on amounts allocated to the fixed account, either as payments or transfers, to the next policy anniversary. At each policy anniversary, we will credit the renewal interest rate effective on that date to money remaining in the fixed account. We will guarantee this rate for one year. The initial and the renewal interest rates do not apply to the portion of the policy value in the fixed account which secures any outstanding loan.


Transfers, Surrenders, Partial
Withdrawals and Policy Loans

If a policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge may be imposed. On a decrease in face amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. We deduct partial withdrawals from the portion of the policy value allocated to the fixed account on a last-in/first-out basis.

The first 12 transfers in a policy year are free. After that, we will deduct a $10 transfer charge for each transfer in that policy year. We may increase the charge to a maximum of $25. The transfer privilege is subject to our consent and to our then current rules.

Policy loans may also be made from the portion of the policy value in the fixed account. We will credit that part of the policy value that is equal to any outstanding loan with interest at an effective annual yield of at least 6.0% or, for preferred loans, 7.5%. For policies issued subject to the jurisdiction of the Virgin Islands, the effective annual yield will be at least 4.0% and, for preferred loans, 5.5%.

We may delay transfers, surrenders, partial withdrawals, net death benefits and policy loans from the fixed account for up to six months, subject to state law. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the fixed account used to make payments on policies that we or our affiliates issue will not be delayed.

      INDEPENDENT AUDITORS


The statutory-basis financial statements and schedules of Transamerica as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000, and the financial statements of the sub-accounts of Separate Account VUL-1 at December 31, 2000, and for each of the two years in the period then ended, appearing in the prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their attached report appearing herein, and which have been included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The statutory-basis financial statements and schedules for Transamerica are included in this prospectus, starting on the next page. The statutory-basis financial statements and schedules of Transamerica should be considered only as bearing on our ability to meet our obligations under the policy. They should not be considered as bearing on the investment performance of the assests held in the separate account.

AUDITED FINANCIAL STATEMENTS
Transamerica Occidental Life Insurance Company Separate Account VUL-1 Year ended December 31, 2000 with Report of Independent Auditors

                             Separate Account VUL-1
                 Transamerica Occidental Life Insurance Company

                          Audited Financial Statements

                          Year ended December 31, 2000




                                    Contents

Report of Independent Auditors......................................................................1

Financial Statements

Statement of Assets and Liabilities.................................................................2
Statement of Operations.............................................................................6
Statement of Changes in Net Assets.................................................................10
Notes to Financial Statements......................................................................18


1




                         Report of Independent Auditors

Unitholders of Separate Account VUL-1
of Transamerica Occidental Life Insurance Company
The Board of Directors, Transamerica Occidental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account VUL-1 of Transamerica Occidental Life Insurance Company (comprised of the Alger American Income & Growth, Alliance VP Growth & Income, Alliance VP Premier Growth, Dreyfus VIF Appreciation Portfolio - Initial Shares, Dreyfus VIF Small Cap Portfolio - Initial Shares, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Emerging Growth Series, MFS(R) Growth with Income Series, MFS(R) Research Series, MS UIF Fixed Income, MS UIF High Yield, MS UIF International Magnum, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market, PIMCO VIT StocksPlus Growth & Income-Admin Class and MS UIF Emerging Markets Equity sub-accounts) as of December 31, 2000, the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Separate Account VUL-1's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VUL-1 of Transamerica Occidental Life Insurance Company at December 31, 2000, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.
                                       EY

March 2, 2001


                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2000


                                         Alger                                       Dreyfus VIF     Dreyfus VIF
                                       American                      Alliance VP     Appreciation     Small Cap
                                     ncome & Growth  Alliance VP       Premier       Portfolio -     Portfolio -
                                      Sub-account  Growth & Income      Growth      Initial Shares  Initial Shares
                                    I                Sub-account     Sub-account     Sub-account     Sub-account
                                    --------------------------------------------------------------------------------

-------------------------------------
Assets
Investments, at fair value            $  1,114,552   $    802,797    $  1,757,663    $   1,092,010   $  1,366,425
Due from Transamerica Life                       -             21               -                6              -
                                    --------------------------------------------------------------------------------

Total assets                             1,114,552        802,818       1,757,663        1,092,016      1,366,425

Liabilities
Due to Transamerica Life                        15              -              64                -            157
                                    --------------------------------------------------------------------------------
Total liabilities                               15              -              64                -            157
                                    --------------------------------------------------------------------------------

Net assets                            $  1,114,537   $    802,818    $  1,757,599    $   1,092,016   $  1,366,268
                                    ================================================================================

Accumulation units outstanding          62,214.79       54,509.05       117,759.22      81,106.88      102,368.24
                                    ================================================================================

Net asset value and redemption
   price per unit                     $     17.92    $     14.73     $     14.93     $     13.46     $     13.35
                                    ================================================================================

Investment sub-account information:

     Number of mutual fund shares       84,053.70      34,678.06       54,841.30       28,065.04       33,906.32

     Net asset value per share        $     13.26    $     23.15     $     32.05     $     38.91     $     40.30

     Investment cost                  $ 1,172,453    $   753,744     $ 2,020,725     $ 1,083,464     $ 1,773,582


See accompanying notes.




                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2000


                                     Janus           Janus                           MFS(R)
                                     Aspen        Aspen Series        MFS(R)        Growth           MFS(R)         MS UIF
                                 eries Balanced    Worldwide        Emerging         with          Research         Fixed
                                  Sub-account        Growth      Growth Series   Income Series      Series          Income
                                S                 Sub-account     Sub-account     Sub-account    Sub-account     Sub-account
--------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at fair value       $    1,332,962  $    2,575,525  $   1,049,115   $      386,072 $     415,255   $      315,479
Due from Transamerica Life                    -               -              -                1             -                -
                                ------------------------------------------------------------------------------------------------

Total assets                          1,332,962       2,575,525      1,049,115          386,073       415,255          315,479


Liabilities
Due to Transamerica Life                     14             130             73                -            18                7
                                ------------------------------------------------------------------------------------------------
Total liabilities                            14             130             73                -            18                7
                                ------------------------------------------------------------------------------------------------

Net assets                       $    1,332,948  $    2,575,395  $   1,049,042   $      386,073 $     415,237   $      315,472
                                ================================================================================================

Accumulation units
   outstanding                        84,883.72     155,386.56       59,099.15       31,043.74      30,387.20       27,755.26
                                ================================================================================================

Net asset value and
   redemption price per unit      $       15.70   $      16.58    $      17.75    $      12.44   $      13.66    $      11.37
                                ================================================================================================

Investment sub-account
   information:

     Number of mutual fund
       shares                         54,831.84       69,646.45       36,377.06       18,375.66      19,964.15       30,017.05

Net asset value per share        $        24.31  $        36.98  $        28.84  $        21.01 $        20.80  $        10.51

     Investment cost             $    1,396,867  $    2,890,617  $    1,177,599  $      376,445 $      434,796  $      316,424

See accompanying notes.





                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2000



                                     MS UIF          MS UIF           OCC             OCC        Transamerica   ransamerica VIF
                                      High       International    Accumulation    Accumulation        VIF      T    Money
                                     Yield           Magnum      Trust Managed   rust Small Cap     Growth          Market
                                  Sub-account     Sub-account     Sub-account   T Sub-account     Sub-account    Sub-account
 -------------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at fair value      $      217,399  $      210,595  $     223,568   $      152,930 $   5,281,824   $      819,374
 Due from Transamerica Life                   -               -             10                9             -                -
                                ------------------------------------------------------------------------------------------------

 Total assets                           217,399         210,595        223,578          152,939     5,281,824          819,374


 Liabilities
 Due to Transamerica Life                    23               2              -                -           313                -
                                ------------------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------------------
 Total liabilities                           23               2              -                -           313                -
                                ------------------------------------------------------------------------------------------------

 Net assets                      $      217,376  $      210,593  $     223,578   $      152,939 $   5,281,511   $      819,374
                                ================================================================================================

 Accumulation units
    outstanding                       22,652.09      18,744.10       19,065.14       12,103.35     325,032.95       724,240.72
                                ================================================================================================

 Net asset value and
    redemption price per unit    $         9.60  $       11.24   $       11.73   $       12.64  $        16.25  $         1.13
                                ================================================================================================

 Investment sub-account
    information:

      Number of mutual fund
        shares                        27,311.43      17,877.37         5,175.20       4,742.02      242,508.01      819,374.04

      Net asset value per share  $         7.96  $       11.78   $        43.20  $        32.25 $        21.78  $         1.00

      Investment cost            $      268,682  $      218,958  $      210,483  $      115,234 $    5,817,457  $      819,374

See accompanying notes.




                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 2000


                                                                             PIMCO VIT
                                                                             StocksPlus   MS UIF Emerging
                                                                              Growth &        Markets
                                                                              Income -         Equity
                                                                            Admin Class     Sub-account
                                                                            Sub-account
 ----------------------------------------------------------------------------------------------------------
 Assets
 Investments, at fair value                                                $      32,360   $      106,791
 Due from Transamerica Life                                                            -                -
                                                                          ---------------------------------

 Total assets                                                                     32,360          106,791


 Liabilities
 Due to Transamerica Life                                                              1               20
                                                                          ---------------------------------
 Total liabilities                                                                     1               20
                                                                          ---------------------------------

 Net assets                                                                $      32,359   $      106,771
                                                                          =================================

 Accumulation units
    outstanding                                                                3,072.33        11,907.76
                                                                          =================================

 Net asset value and
    redemption price per unit                                              $       10.53   $       8.97
                                                                          =================================

 Investment sub-account information:

    Number of mutual fund shares                                                2,928.56       15,062.17

    Net asset value per share                                              $      11.05    $        7.09

    Investment cost                                                        $      37,377   $      170,956

See accompanying notes.




                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                             Statement of Operations

                          Year ended December 31, 2000


                                            Alger                                     Dreyfus VIF    Dreyfus VIF
                                          American                     Alliance VP   Appreciation     Small Cap
                                          Income &      Alliance VP      Premier      Portfolio -    Portfolio -
                                           Growth     Growth & Income    Growth      nitial Shares Initial Shares
                                         Sub-account    Sub-account    Sub-account  I Sub-account    Sub-account
-------------------------------------------------------------------------------------------------------------------
                                       ----------------------------------------------------------------------------

----------------------------------------
----------------------------------------
Investment income                        $   164,105    $  42,717      $    72,475     $   18,758    $   591,958
----------------------------------------

----------------------------------------
Expenses:
----------------------------------------
   Mortality and expense risk charge          (6,594)      (5,276)         (11,675)        (7,274)        (8,173)
                                       ----------------------------------------------------------------------------

----------------------------------------
Net investment income                        157,511       37,441           60,800         11,484        583,785
----------------------------------------

----------------------------------------
Net realized and unrealized gain (loss) on investments:
----------------------------------------
     Realized gain (loss) on
       investment transactions                 7,869        1,375           26,762         25,276         52,320
----------------------------------------
     Unrealized appreciation
       (depreciation) of investments        (196,067)      40,458         (422,069)       (52,954)      (530,336)
-------------------------------------------------------------------------------------------------------------------

----------------------------------------
Net gain (loss) on investments              (188,198)      41,833         (395,307)       (27,678)      (478,016)
-------------------------------------------------------------------------------------------------------------------

----------------------------------------
Net increase (decrease) in net
   assets resulting from                 $   (30,687)   $  79,274      $  (334,507)    $  (16,194)   $   105,769
   operations
---------------------------------------============================================================================

See accompanying notes.






                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

                          Year ended December 31, 2000


                                                                                              MFS(R)
                                                    Janus         Janus         MFS(R)         Growth
                                                    Aspen     Aspen Series    Emerging        with         MFS(R)       MS UIF
                                                  Balanced      Worldwide  Growth Series Income Series   Research       Fixed
                                                   Series        Growth     Sub-account   Sub-account     Series        Income
                                                 Sub-account   Sub-account                              Sub-account  Sub-account
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------
Investment income                                $   123,219    $  192,989   $   38,727    $   3,828     $   14,049   $   18,499
------------------------------------------------

------------------------------------------------
Expenses:
------------------------------------------------
   Mortality and expense risk charge                  (8,490)      (17,726)      (6,709)      (2,576)        (2,126)      (1,533)
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------
Net investment income                                114,729       175,263       32,018        1,252         11,923       16,966
------------------------------------------------

------------------------------------------------
Net realized and unrealized gain (loss) on investments:
------------------------------------------------
     Realized gain (loss) on investment
       transactions                                   25,538        94,088       68,269        3,306          5,060       (1,541)
------------------------------------------------
     Unrealized appreciation (depreciation)
       of investments                               (178,574)     (740,288)    (307,561)      (6,607)       (47,346)       5,686
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------
Net gain (loss) on investments                      (153,036)     (646,200)    (239,292)      (3,301)       (42,286)       4,145
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                     $   (38,307)   $ (470,937)  $ (207,274)   $  (2,049)    $  (30,363)  $   21,111
-----------------------------------------------====================================================================================

See accompanying notes.





                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

                          Year ended December 31, 2000



                                                                              OCC             OCC                       Transamerica
                                             MS UIF          MS UIF       Accumulation    Accumulation  Transamerica VIF       VIF
                                              High       International   Trust Managed  Trust Small Cap      Growth           Money
                                              Yield          Magnum       Sub-account     Sub-account      Sub-account       Market
                                           Sub-account    Sub-account                                                    Sub-account
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Investment income                          $     28,331   $      6,345    $     11,991     $       412    $    528,538     $  37,688
------------------------------------------

------------------------------------------
Expenses:
------------------------------------------
   Mortality and expense risk charge             (1,304)        (1,397)         (1,340)           (771)        (39,837)      (5,346)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net investment income                            27,027          4,948          10,651            (359)        488,701        32,342
------------------------------------------

------------------------------------------
Net realized and unrealized gain (loss) on investments:
------------------------------------------
     Realized gain (loss) on investment
       transactions                              (1,948)         1,751            (301)          1,919         167,292             -
------------------------------------------
     Unrealized appreciation
       (depreciation) of investments            (46,861)       (29,402)          7,154          36,677      (1,341,607)            -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net gain (loss) on investments                  (48,809)       (27,651)          6,853          38,596      (1,174,315)            -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net increase (decrease) in net
   assets resulting from operations        $    (21,782)  $    (22,703)   $     17,504     $    38,237    $   (685,614)    $  32,342
-----------------------------------------===========================================================================================

See accompanying notes.



                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

                          Year ended December 31, 2000


                                                                                PIMCO VIT
                                                                               StocksPlus       MS UIF
                                                                                Growth &       Emerging
                                                                                Income -       Markets
                                                                               Admin Class      Equity
                                                                               Sub-account   Sub-account
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Investment income                                                              $   2,869      $  17,340
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Expenses:
------------------------------------------------------------------------------
   Mortality and expense risk charge                                                (147)          (565)
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net investment income                                                              2,722         16,775
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
------------------------------------------------------------------------------
   Realized gain (loss) on investment transactions                                   128         (4,440)
------------------------------------------------------------------------------
   Unrealized appreciation (depreciation) of investments                          (5,017)       (64,190)
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net gain (loss) on investments                                                    (4,889)       (68,630)
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                $  (2,167)     $ (51,855)
-----------------------------------------------------------------------------==============================

See accompanying notes.



                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Changes in Net Assets

                          Year ended December 31, 2000


                                                                Alger      Alliance VP    Alliance VP   Dreyfus VIF   Dreyfus VIF
                                                               American                                 Appreciation   Small Cap
                                                               Income &      Growth &       Premier     Portfolio -   Portfolio -
                                                                Growth        Income        Growth      nitial SharesInitial Shares
                                                             Sub-account   Sub-account    Sub-account  ISub-account   Sub-account
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Increase (decrease) in net assets:
-------------------------------------------------------------
   From operations:
-------------------------------------------------------------
     Net investment income                                    $   157,511   $    37,441   $     60,800   $     11,484  $    583,785
-------------------------------------------------------------
     Realized gain (loss) on investment transactions                7,869         1,375         26,762         25,276        52,320
-------------------------------------------------------------
     Unrealized appreciation (depreciation)
       of investments                                            (196,067)       40,458       (422,069)       (52,954)     (530,336)
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                                (30,687)       79,274       (334,507)       (16,194)      105,769
-------------------------------------------------------------

-------------------------------------------------------------
From policy-related transactions:
-------------------------------------------------------------
   Premiums deposited                                             423,507       223,312        998,401        403,595       505,680
-------------------------------------------------------------
   Redemptions                                                    (98,987)      (65,010)      (216,735)       (84,580)      (99,915)
-------------------------------------------------------------
   Transfers between fixed account and sub-accounts               254,502       (45,180)       299,981        (15,087)      192,443
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Net increase in net assets resulting from policy-related
   transactions                                                   579,022       113,122      1,081,647        303,928       598,208
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Total increase (decrease) in net assets                           548,335       192,396        747,140        287,734       703,977
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at beginning of year                                   566,202       610,422      1,010,459        804,282       662,291
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Net assets at end of year                                     $ 1,114,537   $   802,818   $  1,757,599   $  1,092,016  $  1,366,268
------------------------------------------------------------========================================================================

See accompanying notes.





                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                                  Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2000


                                                 Janus          Janus          MFS(R)         MFS(R)
                                                 Aspen      Aspen Series                     Growth         MFS(R)        MS UIF
                                               Balanced       Worldwide      Emerging         with        Research         Fixed
                                                Series         Growth      Growth Series  ncome Series     Series         Income
                                              Sub-account    Sub-account    Sub-account  ISub-account    Sub-account    Sub-account
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Increase (decrease) in net assets:
---------------------------------------------
   From operations:
---------------------------------------------
     Net investment income                    $    114,729   $    175,263   $    32,018    $    1,252    $    11,923    $    16,966
---------------------------------------------
     Realized gain (loss) on investment
       transactions                                 25,538         94,088        68,269         3,306          5,060         (1,541)
---------------------------------------------
     Unrealized appreciation (depreciation)
       of investments                             (178,574)      (740,288)     (307,561)       (6,607)       (47,346)         5,686
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                       (38,307)      (470,937)     (207,274)       (2,049)       (30,363)        21,111
---------------------------------------------

---------------------------------------------
From policy-related transactions:
---------------------------------------------
   Premiums deposited                              572,538      1,148,405       508,933       131,101        193,595        134,956
---------------------------------------------
   Redemptions                                    (138,264)      (245,328)     (121,253)      (30,056)       (38,857)       (25,879)
---------------------------------------------
   Transfers between fixed account and
     sub-accounts                                  156,121        660,283       351,790        39,846        113,115         46,103
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Net increase (decrease) in net assets
   resulting from policy-related
   transactions                                    590,395      1,563,360       739,470       140,891        267,853        155,180
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Total increase (decrease) in net assets            552,088      1,092,423       532,196       138,842        237,490        176,291
---------------------------------------------

---------------------------------------------
Net assets at beginning of year                    780,860      1,482,972       516,846       247,231        177,747        139,181
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Net assets at end of year                     $  1,332,948   $  2,575,395   $ 1,049,042    $  386,073    $   415,237    $   315,472
--------------------------------------------========================================================================================

See accompanying notes.





                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                                  Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2000


                                                                           OCC            OCC      Transamerica VIF Transamerica
                                            MS UIF        MS UIF                                                         VIF
                                             High      International  Accumulation   Accumulation                       Money
                                            Yield         Magnum      Trust Managed  rust Small Cap     Growth         Market
                                         Sub-account    Sub-account    Sub-account  T Sub-account    Sub-account     Sub-account
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Increase (decrease) in net assets:
-----------------------------------------
   From operations:
-----------------------------------------
     Net investment income                $    27,027   $     4,948    $     10,651   $      (359)   $    488,701    $    32,342
-----------------------------------------
     Realized gain (loss) on
       investment transactions                 (1,948)        1,751            (301)        1,919         167,292              -
-----------------------------------------
     Unrealized appreciation
       (depreciation) of investments          (46,861)      (29,402)          7,154        36,677      (1,341,607)             -
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net increase (decrease) in net assets
   resulting from operations                  (21,782)      (22,703)         17,504        38,237        (685,614)        32,342
-----------------------------------------

-----------------------------------------
From policy-related transactions:
-----------------------------------------
   Premiums deposited                          98,992        75,915          78,363        57,751       2,586,601      2,809,706
-----------------------------------------
   Redemptions                                (18,860)      (19,047)        (15,645)      (10,879)       (592,823)      (154,512)
-----------------------------------------
   Transfers between fixed account and
     sub-accounts                               8,099        26,894         (84,433)      (16,115)        246,488     (2,535,727)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net increase (decrease) in net
   assets resulting from
   policy-related transactions                 88,231        83,762         (21,715)       30,757       2,240,266        119,467
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Total increase (decrease) in net               66,449        61,059          (4,211)       68,994       1,554,652        151,809
   assets
-----------------------------------------

-----------------------------------------
Net assets at beginning of year               150,927       149,534         227,789        83,945       3,726,859        667,565
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net assets at end of year                 $   217,376   $   210,593    $    223,578   $   152,939    $  5,281,511    $   819,374
----------------------------------------===========================================================================================

See accompanying notes.



                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                                  Statement of Changes in Net Assets (continued)

                          Year ended December 31, 2000


                                                                             PIMCO VIT
                                                                             StocksPlus   MS UIF Emerging
                                                                              Growth &        Markets
                                                                              Income -         Equity
                                                                            Admin Class     Sub-account
                                                                            Sub-account
 ----------------------------------------------------------------------------------------------------------
 Increase (decrease) in net assets:
    From operations:
      Net investment income                                                $       2,722   $     16,775
      Realized gain (loss) on investment transactions                                128         (4,440)
      Unrealized appreciation (depreciation) of investments                       (5,017)       (64,190)
                                                                          ---------------------------------

 Net increase (decrease) in net assets resulting from operations                  (2,167)       (51,855)

 From policy-related transactions:
    Premiums deposited                                                            15,960        107,879
    Redemptions                                                                   (7,276)       (11,282)
    Transfers between fixed account and sub-accounts                              25,836         61,892
                                                                          ---------------------------------

 Net increase (decrease)  in net assets resulting from policy-related
    transactions                                                                  34,520        158,489
                                                                          ---------------------------------

 Total increase (decrease) in net assets                                          32,353        106,634

 Net assets at beginning of year                                                       6            137
                                                                          ---------------------------------

 Net assets at end of year                                                 $      32,359   $    106,771
                                                                          =================================

See accompanying notes.



                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Changes in Net Assets

                          Year ended December 31, 1999


                                                                Alger      Alliance VP    Alliance VP   Dreyfus VIF   Dreyfus VIF
                                                               American                                 Appreciation   Small Cap
                                                               Income &      Growth &       Premier     Portfolio -   Portfolio -
                                                                Growth        Income        Growth      nitial SharesInitial Shares
                                                             Sub-account   Sub-account    Sub-account  ISub-account   Sub-account
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Increase (decrease) in net assets:
-------------------------------------------------------------
   From operations:
-------------------------------------------------------------
     Net investment income (expense)                          $     6,699   $    26,664   $       442    $     3,610   $    (2,894)
-------------------------------------------------------------
     Realized gain (loss) on investment transactions               13,563         3,884        34,524          5,372           488
-------------------------------------------------------------
     Unrealized appreciation (depreciation)
       of investments                                             125,112        (3,440)      137,666         43,894       104,191
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                                145,374        27,108       172,632         52,876       101,785
-------------------------------------------------------------

-------------------------------------------------------------
From policy-related transactions:
-------------------------------------------------------------
   Premiums deposited                                             199,030       188,512       611,419        385,174       254,005
-------------------------------------------------------------
   Redemptions                                                    (30,830)      (38,171)      (78,645)       (53,061)      (40,785)
-------------------------------------------------------------
   Transfers between fixed account and sub-accounts               170,267       279,117       172,196        212,752       123,253
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Net increase in net assets resulting from policy-related
   transactions                                                   338,467       429,458       704,970        544,865       336,473
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Total increase in net assets                                      483,841       456,566       877,602        597,741       438,258
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at beginning of year                                    82,361       153,856       132,857        206,541       224,033
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
Net assets at end of year                                     $   566,202   $   610,422   $ 1,010,459    $   804,282   $   662,291
------------------------------------------------------------========================================================================

See accompanying notes.





                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                                  Statement of Changes in Net Assets (continued)

                          Year ended December 31, 1999


                                                 Janus          Janus          MFS(R)         MFS(R)        MFS(R)        MSDW UF
                                                                Aspen                        Growth
                                                 Aspen         Series                         with
                                               Balanced       Worldwide      Emerging     ncome Series    Research         Fixed
                                                Series         Growth      Growth Series  Sub-account      Series         Income
                                              Sub-account    Sub-account    Sub-account  I               Sub-account    Sub-account
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Increase (decrease) in net assets:
---------------------------------------------
   From operations:
---------------------------------------------
     Net investment income (expense)          $     9,358    $     (3,501)  $    (2,101)   $     (390)   $       145    $     5,442
---------------------------------------------
     Realized gain (loss) on investment
       transactions                                 5,132          25,128        61,562         2,275          9,062           (746)
---------------------------------------------
     Unrealized appreciation (depreciation)
       of investments                              96,875         399,231       158,947         9,900         21,192         (5,312)
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                      111,365         420,858       218,408        11,785         30,399           (616)
---------------------------------------------

---------------------------------------------
From policy-related transactions:
---------------------------------------------
   Premiums deposited                             372,741         474,430       231,628       101,497         81,529         91,127
---------------------------------------------
   Redemptions                                    (51,671)        (69,087)      (34,977)      (17,573)       (14,877)       (14,531)
---------------------------------------------
   Transfers between fixed account and
     sub-accounts                                 196,882         435,173       (20,642)       74,885         31,605         26,153
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Net increase in net assets resulting
   from policy-related transactions               517,952         840,516       176,009       158,809         98,257        102,749
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Total increase in net assets                      629,317       1,261,374       394,417       170,594        128,656        102,133
---------------------------------------------

---------------------------------------------
Net assets at beginning of year                   151,543         221,598       122,429        76,637         49,091         37,048
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
Net assets at end of year                     $   780,860    $  1,482,972   $   516,846    $  247,231    $   177,747    $   139,181
--------------------------------------------========================================================================================

See accompanying notes.





                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                                  Statement of Changes in Net Assets (continued)

                          Year ended December 31, 1999


                                            MS UIF        MS UIF           OCC            OCC      Transamerica VIF Transamerica
                                                                                                                         VIF
                                             High      International  Accumulation   Accumulation                       Money
                                            Yield         Magnum      Trust Managed  rust Small Cap     Growth         Market
                                         Sub-account    Sub-account    Sub-account  T Sub-account    Sub-account     Sub-account
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Increase (decrease) in net assets:
-----------------------------------------
   From operations:
-----------------------------------------
     Net investment income (expense)      $    10,190   $       714    $      5,160   $      (172)   $     (7,402)   $    17,120
-----------------------------------------
     Realized gain (loss) on
       investment transactions                    426         1,917             969           487          19,373              -
-----------------------------------------
     Unrealized appreciation
       (depreciation) of investments           (3,139)       20,493           1,090        (1,273)        762,517              -
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net increase (decrease) in net assets
   resulting from operations                    7,477        23,124           7,219          (958)        774,488         17,120
-----------------------------------------

-----------------------------------------
From policy-related transactions:
-----------------------------------------
   Premiums deposited                          59,348        87,061          68,604        38,037       1,670,015      2,903,307
-----------------------------------------
   Redemptions                                (18,320)      (13,429)        (15,386)       (5,997)       (249,380)       (99,333)
-----------------------------------------
   Transfers between fixed account and
     sub-accounts                              18,401        23,842          40,694        21,836         789,554     (2,531,306)
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net increase in net assets resulting
   from policy-related transactions            59,429        97,474          93,912        53,876       2,210,189        272,668
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Total increase in net assets                   66,906       120,598         101,131        52,918       2,984,677        289,788
-----------------------------------------

-----------------------------------------
Net assets at beginning of year                84,021        28,936         126,658        31,027         742,182        377,777
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net assets at end of year                 $   150,927   $   149,534    $    227,789   $    83,945    $  3,726,859    $   667,565
----------------------------------------===========================================================================================

See accompanying notes.



                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                                  Statement of Changes in Net Assets (continued)

                          Year ended December 31, 1999


                                                                             PIMCO VIT
                                                                             StocksPlus    MS UF Emerging
                                                                              Growth &        Markets
                                                                              Income -         Equity
                                                                            Admin Class     Sub-account
                                                                            Sub-account
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (expense)                                       $           -   $          -
     Realized gain (loss) on investment transactions                                   -              -
     Unrealized appreciation (depreciation) of investments                             -             25
                                                                          ---------------------------------

Net increase (decrease) in net assets resulting from operations                        -             25

From policy-related transactions:
   Premiums deposited                                                                  8             58
   Redemptions                                                                        (2)           (22)
   Transfers between fixed account and sub-accounts                                    -             76
                                                                          ---------------------------------

Net increase in net assets resulting from policy-related transactions                  6            112
                                                                          ---------------------------------

Total increase in net assets                                                           6            137

Net assets at beginning of year                                                        -              -
                                                                          ---------------------------------

Net assets at end of year                                                  $           6   $        137
                                                                          =================================


See accompanying notes.

                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2000


1. Organization and Summary of Significant Accounting Policies

Separate Account VUL-1 of Transamerica Occidental Life Insurance Company (Separate Account) was established by Transamerica Occidental Life Insurance Company (Transamerica Life) as a separate account under the laws of the state of California on June 11, 1996. The Separate Account is registered with the Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940, as amended, as a unit investment trust and is designed to provide life insurance benefits pursuant to variable life insurance contracts (Contract) issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on April 13, 1998.

In accordance with the terms of the Policy, all payments are directed either to the fixed account or to sub-accounts within the Separate Account. Payments allocated to the Separate Account by policy owners must be allocated to purchase units of any or all of the Separate Account's 19 sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio (Fund). The mutual fund portfolios are comprised of the Alger American Income & Growth, Alliance VP Growth & Income, Alliance VP Premier Growth, Dreyfus VIF Appreciation Portfolio - Initial Shares, Dreyfus VIF Small Cap Portfolio - Initial Shares, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Emerging Growth Series, MFS(R) Growth with Income Series, MFS(R) Research Series, MS UIF Fixed Income, MS UIF High Yield, MS UIF International Magnum, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market, PIMCO VIT StocksPlus Growth & Income-Admin Class and MS UIF Emerging Markets Equity sub-accounts. The Funds are open-end management investment companies registered under the Investment Company Act of 1940.

Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

                            Separate Account VUL-1 of
                 Transamerica Occidental Life Insurance Company

                    Notes to Financial Statements (continued)




1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation (continued)

Investment Valuation-Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

Investment Income-Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

Federal Income Taxes-Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax laws, income from assets maintained in the Separate Account for the exclusive benefit of participants generally is not subject to federal income tax.

2. Expenses and Charges

Mortality and expense risk charges are deducted from each sub-account on a daily basis which is equal, on an annual basis, to 0.65% of the daily net asset value of the sub-account. This amount may be increased to an annual rate no greater than 0.80% and is paid to Transamerica Life. For a period not to exceed the first 20 policy years, an administrative expense charge is also deducted by Transamerica Life from each sub-account on a daily basis which is equal, on an annual basis, to 0.15% of the daily net asset value of the sub-account.

The following charges are deducted from a policyholder account by Transamerica Life and not directly from the Separate Account. Currently, 4% of each payment is deducted as a payment expense charge. For each partial withdrawal, a transaction fee of 2% of the amount withdrawn not to exceed $25, is deducted. The first 12 transfers in a policy year are free. After that, a $10 transfer charge is deducted from amounts transferred in that policy year. For each increase or decrease in insurance face amount a transaction charge of $40 is deducted from the policy value to reimburse the administrative costs of the change.

3. Remuneration

The Separate Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.

4. Investment Transactions

The aggregate cost of purchases and the aggregate proceeds from the sales of investments for the year ended December 31, 2000, were:

                                      Alger                                       Dreyfus VIF
                                 American Income   Alliance VP     Alliance VP    Appreciation
                                     & Growth    Growth & Income     Premier      Portfolio -
                                   Sub-account     Sub-account       Growth      Initial Shares
                                                                   Sub-account    Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Aggregate purchases               $     766,209   $     331,256   $   1,292,551  $     457,113
                                 ================================================================

Aggregate proceeds from sales     $      29,641   $     180,702   $     150,010  $     141,704
                                 ================================================================


                                   Dreyfus VIF                        Janus           MFS(R)
                                    Small Cap         Janus       Aspen Series  Emerging Growth
                                   Portfolio -     Aspen Series     Worldwide        Series
                                  Initial Shares     Balanced        Growth       Sub-account
                       Sub-account Sub-account Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Aggregate purchases               $   1,319,523    $    799,330    $  1,945,561   $    947,645
---------------------------------================================================================

----------------------------------
Aggregate proceeds from sales     $     137,349    $     94,177    $    206,747   $    176,036
---------------------------------================================================================


                                       MFS(R)
                                      Growth           MFS(R)        MS UIF          MS UIF
                                       with          Research         Fixed           High
                                  Income Series       Series         Income          Yield
                                   Sub-account     Sub-account     Sub-account    Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Aggregate purchases                $    168,323    $    300,861    $    192,829   $    164,835
---------------------------------================================================================

----------------------------------
Aggregate proceeds from sales      $     26,175    $     21,061    $     20,677   $     49,558
---------------------------------================================================================




4. Investment Transactions (continued)

                                      MS UIF           OCC             OCC      Transamerica VIF
                     International Accumulation Accumulation
                                      Magnum      Trust Managed  Trust Small Cap     Growth
                                   Sub-account     Sub-account     Sub-account    Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Aggregate purchases                $    100,609    $    114,776    $     65,740   $  3,183,209
---------------------------------================================================================

----------------------------------
Aggregate proceeds from sales      $     11,895    $    125,853    $     35,348   $    453,689
---------------------------------================================================================

                                                                    PIMCO VIT
                                                   Transamerica    StocksPlus        MS UIF
                                                       VIF          Growth &    Emerging Markets
                                                      Money         Income -         Equity
                                                      Market       Admin Class    Sub-account
                                                   Sub-account     Sub-account
-------------------------------------------------------------------------------------------------

--------------------------------------------------
Aggregate purchases                                $  2,710,572    $     42,904   $    193,604
-------------------------------------------------================================================

--------------------------------------------------
Aggregate proceeds from sales                      $  2,558,763    $      5,661   $     18,320
-------------------------------------------------================================================

5. Accumulation Units

The changes in accumulation units and amounts are as follows:


                                      Alger                                       Dreyfus VIF
                                 American Income   Alliance VP     Alliance VP    Appreciation
                                     & Growth    Growth & Income     Premier      Portfolio -
                                   Sub-account     Sub-account       Growth      Initial Shares
                                                                   Sub-account    Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Year ended December 31, 2000
----------------------------------

Accumulation Units:
   Units sold                         37,626.54       24,345.04       79,962.44      37,890.60
   Units redeemed                     (6,369.71)     (16,658.71)     (18,229.68)    (15,656.48)
                                 ----------------------------------------------------------------
Net increase (decrease)               31,256.83        7,686.33       61,732.76      22,234.12
                                 ================================================================





5. Accumulation Units (continued)


                                   Dreyfus VIF                        Janus           MFS(R)
                                    Small Cap         Janus       Aspen Series  Emerging Growth
                                   Portfolio -     Aspen Series     Worldwide        Series
                                  Initial Shares     Balanced        Growth       Sub-account
                       Sub-account Sub-account Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Year ended December 31, 2000
----------------------------------

Accumulation Units:
   Units sold                         59,510.57       48,109.98      100,238.52      45,811.50
   Units redeemed                    (12,917.28)     (11,435.59)     (19,707.32)     (9,933.28)
                                 ----------------------------------------------------------------
Net increase (decrease)               46,593.29       36,674.39       80,531.20      35,878.22
                                 ================================================================


                                       MFS(R)
                                      Growth           MFS(R)        MS UIF          MS UIF
                                       with          Research         Fixed           High
                                  Income Series       Series         Income          Yield
                                   Sub-account     Sub-account     Sub-account    Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Year ended December 31, 2000
----------------------------------

Accumulation Units:
   Units sold                         14,957.58       21,137.95       17,086.15      13,247.70
   Units redeemed                     (3,605.72)      (3,028.44)      (2,824.37)     (4,545.60)
                                 ----------------------------------------------------------------
Net increase (decrease)               11,351.86       18,109.51       14,261.78       8,702.10
                                 ================================================================

                                      MS UIF           OCC             OCC      Transamerica VIF
                     International Accumulation Accumulation
                                      Magnum      Trust Managed  Trust Small Cap     Growth
                                   Sub-account     Sub-account     Sub-account    Sub-account
-------------------------------------------------------------------------------------------------

----------------------------------
Year ended December 31, 2000
----------------------------------

Accumulation Units:
   Units sold                          8,818.83       10,378.00        6,890.82     161,174.57
   Units redeemed                     (1,634.51)     (12,460.00)      (4,288.38)    (41,607.98)
                                 ----------------------------------------------------------------
Net increase (decrease)                7,184.32       (2,082.00)       2,602.44     119,566.59
                                 ================================================================





5. Accumulation Units (continued)

                                                                    PIMCO VIT
                                                  Transamerica     StocksPlus        MS UIF
                                                       VIF          Growth &    Emerging Markets
                                                      Money         Income -         Equity
                                                     Market        Admin Class    Sub-account
                                                   Sub-account     Sub-account
----------------------------------              -------------------------------------------------

----------------------------------
Year ended December 31, 2000
----------------------------------

Accumulation Units:
   Units sold                                       3,404,486.83        3,773.19      13,927.18
   Units redeemed                                  (3,300,190.93)        (701.40)     (2,028.65)
                                                -------------------------------------------------
Net increase (decrease)                               104,295.90        3,071.79      11,898.53
                                                =================================================




                                           Financial Statements

                              Transamerica Occidental Life Insurance Company

                               Years ended December 31, 2000, 1999 and 1998
                                   with Report of Independent Auditors

                 Transamerica Occidental Life Insurance Company

                     Financial Statements - Statutory Basis

                  Years ended December 31, 2000, 1999 and 1998



                                    Contents




Report of Independent Auditors..........................................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis........................................................................3
Statements of Operations - Statutory Basis..............................................................5
Statements of Changes in Capital and Surplus - Statutory Basis..........................................7
Statements of Cash Flow - Statutory Basis...............................................................8
Notes to Financial Statements - Statutory Basis........................................................10

Statutory-Basis Financial Statement Schedules

Schedule I - Summary of Investments - Other Than Investments in
   Related Parties.....................................................................................37
Schedule III - Supplementary Insurance Information.....................................................38
Schedule IV - Reinsurance..............................................................................40


0008-0087588




                         Report of Independent Auditors



The Board of Directors
Transamerica Occidental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Occidental Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.



Des Moines, Iowa
April 13, 2001

                                 3 0008-0087588
                 Transamerica Occidental Life Insurance Company

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)


                                                                                   December 31
                                                                             2000              1999
                                                                      --------------------------------------

Admitted assets Cash and invested assets:
   Bonds                                                                    $14,404,438       $12,820,804
   Preferred stocks:
     Affiliated entities                                                          1,740            58,219
     Other                                                                       77,603            77,231
   Common stocks:
     Affiliated entities (cost: 2000 - $335,248;
       1999 - $444,459)                                                         849,503           984,400
     Other (cost: 2000 - $479,874; 1999 - $662,215)                             600,594         1,270,039
   Mortgage loans on real estate                                              1,140,481           385,590
   Real estate                                                                   96,219           101,195
   Policy loans                                                                 417,849           409,534
   Cash and short-term investments                                              100,681           132,454
   Receivables for securities                                                     4,454            50,510
   Net short-term notes receivable from affiliates                               23,702                 -
   Other investments                                                            278,629           168,487
                                                                      --------------------------------------
Total cash and invested assets                                               17,995,893        16,458,463

Federal income tax recoverable                                                        -           160,075
Accrued investment income                                                       230,386           226,823
Premiums deferred and uncollected                                               215,315           227,722
Reinsurance receivable                                                          271,365           249,225
Accounts receivable                                                             159,949            15,487
General agents pension fund                                                     109,553            79,865
Funds withheld by affiliates                                                    262,448                 -
Transfers from separate accounts due or accrued                                  81,118            73,163
Other admitted assets                                                           166,998           150,344
Separate account assets                                                       4,191,889         4,229,395




                                                                      --------------------------------------
                                                                      --------------------------------------
Total admitted assets                                                       $23,684,914       $21,870,562
                                                                      ======================================





0008-0087588                                                                                            44






                                                                                  December 31
                                                                            2000              1999
                                                                     --------------------------------------

Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                 $  5,341,927      $  4,993,074
     Annuity                                                                 4,411,716         4,597,808
     Accident and health                                                       100,681           104,314
   Policy and contract claim reserves                                          419,172           296,789
   Supplementary contracts without life contingencies                          227,909           208,349
   Other policyholders' funds                                                   74,696            69,705
   Funding agreements and municipal reverse repurchase agreements
                                                                             3,915,394         2,228,261
   Remittances and items not allocated                                         124,862            48,424
   Asset valuation reserve                                                     331,625           578,958
   Interest maintenance reserve                                                 16,139            58,721
   Funds held under coinsurance and other reinsurance treaties
                                                                             2,520,027         2,274,229
   Commissions and expense allowances payable on reinsurance assumed
                                                                                95,725            77,588
   Payable for securities                                                            -            36,997
   Federal income taxes payable                                                 22,694                 -
   Payable to affiliates                                                        26,084                 -
   Other liabilities                                                           465,198           265,295
   Separate account liabilities                                              4,046,600         4,068,126
                                                                     --------------------------------------
Total liabilities                                                           22,140,449        19,906,638

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $12.50 par value, 4,000,000 shares authorized,
     2,206,933 issued and outstanding                                           27,587            27,587
   Paid-in surplus                                                             589,600           509,600
   Unassigned surplus                                                          927,278         1,426,737
                                                                     --------------------------------------
Total capital and surplus                                                    1,544,465         1,963,924
                                                                     --------------------------------------
Total liabilities and capital and surplus                                  $23,684,914       $21,870,562
                                                                     ======================================

See accompanying notes.


                 Transamerica Occidental Life Insurance Company

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)


                                                                             Year ended December 31
                                                                      2000            1999            1998
                                                                -------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                            $1,270,078      $1,192,299      $1,208,356
     Annuity                                                          1,179,915         681,901         914,547
     Accident and health                                                118,827          57,531         109,138
   Net investment income                                              1,108,214       1,125,042       1,078,543
   Amortization of interest maintenance reserve                          (2,359)          4,739           5,052
   Commissions and expense allowances on reinsurance ceded
                                                                        415,788         469,910         471,943
   Income from fees associated with investment management,
     administration and contract guarantees for separate
     accounts                                                            36,536          16,821           3,818
   Other income                                                         153,589         528,951         891,442
                                                                -------------------------------------------------
                                                                -------------------------------------------------
                                                                      4,280,588       4,077,195       4,682,841
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health                                       723,471         402,475         632,175
     Surrender benefits                                               1,136,953         694,766         616,224
     Other benefits                                                     924,707         935,940         908,946
     Increase (decrease) in aggregate reserves for policies and contracts:
       Life                                                             328,852         392,921         421,442
       Annuity                                                         (181,511)       (145,685)       (852,725)
       Accident and health                                               (3,632)         19,578         (16,136)
       Other                                                             10,792          (7,225)          9,458
                                                                -------------------------------------------------
                                                                -------------------------------------------------
                                                                      2,939,632       2,292,770       1,719,384
   Insurance expenses
     Commissions                                                        680,635         691,802         728,533
     General insurance expenses                                         331,316         272,168         222,471
     Taxes, licenses and fees                                            42,636          53,309          35,957
     Net transfer to separate accounts                                  175,350          50,572         200,243
     Reinsurance reserve adjustments                                     47,887         509,668       1,009,559
     Other                                                              138,410          22,767         704,485
                                                                -------------------------------------------------
                                                                -------------------------------------------------
                                                                      1,416,234       1,600,286       2,901,248
                                                                -------------------------------------------------
                                                                      4,355,866       3,893,056       4,620,632
                                                                -------------------------------------------------
Gain (loss) from operations before dividends to policyholders, federal income tax expense (benefit)
   and net realized capital gains                                       (75,278)        184,139          62,209





                 Transamerica Occidental Life Insurance Company

             Statements of Operations - Statutory Basis (continued)
                             (Dollars in thousands)


                                                                             Year ended December 31
                                                                      2000            1999            1998
                                                                -------------------------------------------------

Dividends to policyholders                                        $       9,377   $       9,294   $       8,206
                                                                -------------------------------------------------
Gain (loss) from operations before federal income tax expense
   (benefit) and net realized capital gains                             (84,655)        174,845          54,003
Federal income tax expense (benefit)                                      6,152          30,330         (70,408)
                                                                -------------------------------------------------
Gain (loss) from operations before net realized capital gains
   on investments                                                       (90,807)        144,515         124,411
Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred from/to
   interest maintenance reserve)                                        292,197          17,515          76,071
                                                                -------------------------------------------------
Net income                                                          $   201,390     $   162,030     $   200,482
                                                                =================================================


See accompanying notes.


                 Transamerica Occidental Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)

                                                                                                  Total Capital
                                                  Common Stock     Paid-in        Unassigned       and Surplus
                                                                   Surplus         Surplus
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------

Balance at January 1, 1998                            $27,587       $368,738       $1,159,903       $1,556,228
   Net income                                               -              -          200,482          200,482
   Change in non-admitted assets                            -              -          (45,392)         (45,392)
   Change in unrealized capital gains                       -              -          261,540          261,540
   Change in asset valuation reserve                        -              -          (39,153)         (39,153)
   Dividend to stockholder                                  -              -          (80,000)         (80,000)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -           (3,137)          (3,137)
   Change in surplus in separate accounts                   -              -           32,572           32,572
   Change in surplus due to reinsurance                     -              -          (21,502)         (21,502)
   Prior year adjustments                                   -              -          (21,276)         (21,276)
   Capital contribution                                     -          3,800                -            3,800
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------
Balance at December 31, 1998                           27,587        372,538        1,444,037        1,844,162
   Net income                                               -              -          162,030          162,030
   Change in non-admitted assets                            -              -           (2,824)          (2,824)
   Change in unrealized capital gains                       -              -          119,420          119,420
   Change in asset valuation reserve                        -              -         (178,342)        (178,342)
   Dividend to stockholder                                  -              -          (79,000)         (79,000)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -           (4,646)          (4,646)
   Change in surplus in separate accounts                   -              -           16,637           16,637
   Change in surplus due to reinsurance                     -              -          (35,865)         (35,865)
   Prior year adjustments                                   -              -          (14,710)         (14,710)
   Capital contribution                                     -        137,062                -          137,062
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------
Balance at December 31, 1999                           27,587        509,600        1,426,737        1,963,924
   Net income                                               -              -          201,390          201,390
   Change in non-admitted assets                            -              -           42,867           42,867
   Change in unrealized capital gains                       -              -         (528,752)        (528,752)
   Change in asset valuation reserve                        -              -          247,333          247,333
   Dividend to stockholder                                  -              -         (135,000)        (135,000)
   Dividend of subsidiary to stockholder                    -              -         (210,386)        (210,386)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -          (19,364)         (19,364)
   Change in surplus in separate accounts                   -              -          (16,755)         (16,755)
   Change in surplus due to reinsurance                     -              -            9,587            9,587
   Partnership termination                                  -              -          (46,671)         (46,671)
   Prior year adjustments                                   -              -          (43,708)         (43,708)
   Capital contribution                                     -         80,000                -           80,000
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------
Balance at December 31, 2000                          $27,587       $589,600      $   927,278       $1,544,465
                                                  ============== ============= ================= ================

See accompanying notes.




                 Transamerica Occidental Life Insurance Company

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
  Operating activities
  Premiums and annuity considerations                      $1,676,491       $   319,552       $2,642,142
  Fund deposits                                               627,634           351,170          363,889
  Other policy proceeds and considerations                    278,093           212,546          259,627
  Allowances and reserve adjustments received on
    reinsurance ceded                                         443,651         1,861,584           93,368
  Investment income received                                1,119,095         1,088,846        1,068,856
  Other income received                                     1,851,376           141,247          194,037
  Life and accident and health claims paid                   (665,369)         (266,727)        (661,006)
  Surrender benefits and other fund withdrawals paid
                                                           (1,137,020)         (695,777)        (618,854)
  Annuity and other benefits paid                            (653,975)         (962,151)        (948,840)
  Commissions, other expenses and taxes paid
                                                           (1,083,271)       (1,027,317)        (950,827)
  Dividends paid to policyholders                              (9,820)           (9,136)          (8,102)
  Federal income taxes received (paid)                        208,049          (146,945)          15,764
  Reinsurance reserve transfers and other                    (546,720)         (618,898)      (1,891,421)
                                                     ------------------------------------------------------
  Net cash provided by (used in) operating activities
                                                            2,108,214           247,994         (441,367)

  Investing activities
  Proceeds from investments sold, matured or repaid:
  Bonds                                                     5,872,493         2,993,985        3,938,693
  Stocks                                                    2,122,089           220,666          488,559
  Mortgage loans                                               15,173            11,248           37,335
  Real estate                                                       -             3,050           20,300
  Other invested assets                                         6,394               200            3,984
  Miscellaneous proceeds                                        1,079               407          (25,830)
                                                     ------------------------------------------------------
  Total investment proceeds                                 8,017,228         3,229,556        4,463,041
  Taxes paid on net realized capital gains                   (178,914)                -                -
                                                     ------------------------------------------------------
  Net proceeds from sales, maturities, or repayments
    of investments                                          7,838,314         3,229,556        4,463,041




                 Transamerica Occidental Life Insurance Company

                                       Statements of Cash Flow - Statutory Basis (continued)
                             (Dollars in thousands)


                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
Cost of investments acquired:
   Bonds                                                  $(7,506,987)      $(3,656,035)     $(4,225,623)
   Stocks                                                  (1,273,183)         (611,404)        (331,131)
   Mortgage loans                                            (771,604)           (9,800)        (121,139)
   Real estate                                                 (1,287)           (5,064)          (7,030)
   Other invested assets                                     (132,908)          (35,204)         (36,752)
   Miscellaneous applications                                  (1,242)          (93,194)               -
                                                     ------------------------------------------------------
Total cost of investments acquired                         (9,687,211)       (4,410,701)      (4,721,675)
Net decrease (increase) in policy loans                        (8,315)            1,094           (3,174)
                                                     ------------------------------------------------------
Net cost of investments acquired                           (9,695,526)       (4,409,607)      (4,724,849)
                                                     ------------------------------------------------------
Net cash used in investing activities                      (1,857,212)       (1,180,051)        (261,808)

Financing and miscellaneous activities Other cash provided:
   Capital and surplus paid-in                                 80,000           137,062            3,800
   Other sources                                            1,343,871           562,978        1,485,965
                                                     ------------------------------------------------------
Total other cash provided                                   1,423,871           700,040        1,489,765

Other cash applied:
   Dividends paid to stockholder                             (135,000)          (79,000)         (80,000)
   Other applications, net                                 (1,571,646)          (70,086)        (347,482)
                                                     ------------------------------------------------------
Total other cash applied                                   (1,706,646)         (149,086)        (427,482)
                                                     ------------------------------------------------------
Net cash provided by (used in) financing and
   miscellaneous activities                                  (282,775)          550,954        1,062,283
                                                     ------------------------------------------------------
Net increase (decrease) in cash and short-term
   investments                                                (31,773)         (381,103)         359,108

Cash and short-term investments:
   Beginning of year                                          132,454           513,557          154,449
                                                     ------------------------------------------------------
   End of year                                           $    100,681      $    132,454     $    513,557
                                                     ======================================================


See accompanying notes.

                 Transamerica Occidental Life Insurance Company

                 Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                                December 31, 2000


1. Organization and Summary of Significant Accounting Policies

Transamerica Occidental Life Insurance Company (the "Company") is a stock life insurance company domiciled in Iowa. The Company is a wholly-owned subsidiary of Transamerica Insurance Corporation, which is a wholly-owned subsidiary of Transamerica Corporation ("Transamerica"). Transamerica is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. The Company has two wholly-owned insurance subsidiaries: Transamerica Life Insurance and Annuity Company ("TALIAC") and Transamerica Life Insurance Company of New York ("TONY"). As discussed in Note 11, in 2000, the Company transferred its entire ownership interest in its subsidiary, Transamerica Life Insurance Company of Canada, in the form of a dividend to its parent. Also in 2000, the Company was redomiciled from California to Iowa.

Nature of Business

The Company engages in providing life insurance, pension and annuity products, reinsurance, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and are distributed in 49 states.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows:
(a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications;
(b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) policyholder dividends are recognized when declared rather than over the term of the related policies; (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus; and (o) the

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

accounts and operations of the Company's subsidiaries are not consolidated but are included in investments in common stocks at the statutory net carrying value, changes to which are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant accounting policies are as follows:

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies are carried at market value. Common stock of the Company's affiliated insurance subsidiaries are recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other investments consist of investments in various joint ventures and limited partnerships, which are recorded at equity in underlying net assets, and derivative instruments, which are valued in accordance with the NAIC Accounting Practices and Procedures manual and Purposes and Procedures manual of the SVO. All derivative instruments are used for hedging purposes and valued on a basis consistent with the hedged item.

The Company uses interest rate swaps, interest rate caps and floors, options, swaptions and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreements is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, the Company excluded investment income due and accrued of $1,518 with respect to such practices. No such investment income due and accrued was excluded during 1999 and 1998.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to
11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Funding Agreements and Municipal Reverse Repurchase Agreements

Funding agreements and municipal reverse repurchase agreements are investment contracts issued to municipalities, corporations, mutual funds and other institutional investors that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract. As of December 31, 2000, funding agreements totaling $1,690,548 contained provisions which allow the policyholder to withdraw their funds at book value after certain advance notice periods which range up to one year in duration.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $350,784, $255,210 and $352,298 in 2000, 1999 and 1998, respectively.

Premium Revenues

Premiums from life insurance policies are recognized as revenue when due, and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

Other Income

Other income consists primarily of profit sharing on reinsurance ceded and reserve adjustments on ceded modified coinsurance transactions.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in surplus rather than gain from operations. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Prior Year Adjustments

Prior year adjustments charged directly to surplus in 2000 relate to expenses incurred for sales practices litigation of $8,199, the write off of software of $30,043 and suspense adjustments of $5,466. There was no overall impact to surplus resulting from the software write off as this item was previously nonadmitted.

Prior year adjustments charged directly to surplus in 1999 relate primarily to expenses incurred for sales practices litigation of $7,710 and a suspense asset adjustment of $7,000.

Prior year adjustments in 1998 relate primarily to expenses incurred for sales practices litigation of $8,276 and a reserve valuation adjustment of $13,000 on single premium immediate annuities.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for fixed maturity securities (including preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, other than affiliated entities, are based on quoted market prices.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



   2. Fair Values of Financial Instruments (continued)

   Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Net short-term notes receivable from affiliates: The fair value for net short-term notes receivable from affiliates approximate their carrying value.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, including separate account liabilities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Derivatives: Estimated fair value of interest rate swaps, caps, floors, options and swaptions are based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of financial instruments are as follows (in thousands):

                                                                   December 31
                                                   2000                                1999
                                      -------------------------------- --------------------------------------
                                         Carrying          Fair             Carrying            Fair
                                          Amount          Value              Amount             Value
                                      -------------------------------- --------------------------------------
Admitted assets
Bonds                                     $14,404,438    $14,562,288        $12,820,804       $12,681,458
Preferred stocks other than affiliates
                                               77,603         78,621             77,231            42,448
Common stocks other than affiliates
                                              600,594        600,594          1,270,039         1,270,039
Mortgage loans on real estate               1,140,481      1,170,426            385,590           363,650
Policy loans                                  417,849        417,849            409,534           396,956
Floors, caps, options and swaptions
                                               47,543        109,800             56,964            60,129
Interest rate swaps                            10,994         11,367                  -           (65,953)
Cash and short-term investments               100,681        100,681            132,454           132,454
Net short-term notes receivable from
   affiliates                                  23,702         23,702                  -                 -
Separate account assets                     4,191,889      4,191,889          4,229,395         4,229,395

Liabilities
Investment contract liabilities             7,275,853      7,187,031          8,807,732         8,800,196
Separate account liabilities                3,919,092      4,022,404          3,941,489         3,941,489


                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments

The Company's investment in common stocks of its wholly owned subsidiaries, based on the statutory capital and surplus of the subsidiaries, is summarized as follows:

                                                                                     Carrying Amount
                                                                         Cost
                                                                  ------------------------------------
At December 31, 2000:
   TALIAC                                                                $238,418          $823,859
   TONY                                                                    83,600            25,470
   Other                                                                   13,230               174
                                                                  ------------------------------------
                                                                         $335,248          $849,503
                                                                  ====================================

At December 31, 1999:
   TALIAC                                                                $238,418          $797,109
   TONY                                                                    83,600            50,142
   Transamerica Life Insurance Company of Canada                          113,711           135,565
   Others                                                                   8,730             1,584
                                                                  ------------------------------------
                                                                         $444,459          $984,400
                                                                  ====================================

In 1999 and 1998, the Company received a dividend of $50,000 from its wholly-owned subsidiary, TALIAC.

Certain financial information with respect to TALIAC and TONY, the Company's wholly-owned insurance subsidiaries, is as follows:
                                                                            December 31
                                                                      2000               1999
                                                               --------------------------------------

Cash and investments                                                 $15,244,044        $14,869,284
Other assets                                                           6,492,031          6,948,284
                                                               --------------------------------------
Total assets                                                          21,736,075         21,817,568

Aggregate reserves                                                    11,067,366          9,977,508
Other liabilities                                                      9,819,380         10,992,809
                                                               --------------------------------------
Total liabilities                                                     20,886,746         20,970,317
                                                               --------------------------------------
Total capital and surplus                                          $     849,329      $     847,251
                                                               ======================================


                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

The carrying value and estimated fair value of investments in debt securities are summarized as follows (in thousands):

                                                           Gross             Gross          Estimated
                                        Carrying         Unrealized       Unrealized           Fair
                                          Value            Gains            Losses            Value
                                    -----------------------------------------------------------------------
December 31, 2000
United States Government and
   agencies                            $     722,783      $    8,263       $       959     $     730,087
State, municipal and other
   government                                344,859          53,300               669           397,490
Public utilities                           1,453,514          56,108            28,252         1,481,370
Industrial and miscellaneous               9,255,458         296,606           285,486         9,266,578
Mortgage and other asset- backed
   securities                              2,627,824          77,521            18,582         2,686,763
                                    -----------------------------------------------------------------------
                                          14,404,438         491,798           333,948        14,562,288

Preferred stocks                              77,603           6,622             5,604            78,621
                                    -----------------------------------------------------------------------
                                    -----------------------------------------------------------------------
                                         $14,483,781        $498,420          $341,292       $14,640,909
                                    =======================================================================

December 31, 1999
United States Government and
   agencies                            $     189,325       $  11,396        $    1,968     $     198,753
State, municipal and other
   government                                106,484           3,673             1,482           108,675
Foreign governments                           50,820             353             3,328            47,845
Public utilities                           1,718,582          20,020            38,842         1,699,760
Industrial and miscellaneous               9,345,228         103,079           230,148         9,218,159
Mortgage and other asset- backed
   securities                              1,410,365               -             2,099         1,408,266
                                    -----------------------------------------------------------------------
                                    -----------------------------------------------------------------------
                                          12,820,804         138,521           277,867        12,681,458

Preferred stocks                              77,231           6,399            41,182            42,448
                                    -----------------------------------------------------------------------
                                    -----------------------------------------------------------------------
                                         $12,898,035        $144,920          $319,049       $12,723,906
                                    =======================================================================


                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

The carrying value and estimated fair value of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                           Estimated
                                                                          Carrying            Fair
                                                                           Amount            Value
                                                                      ------------------------------------

  Due in one year or less                                                $     293,736    $     293,384
  Due after one year through five years                                      2,573,899        2,614,419
  Due after five years through ten years                                     2,648,540        2,617,591
  Due after ten years                                                        6,260,439        6,350,131
  Mortgage and other asset-backed securities                                 2,627,824        2,686,763
                                                                      ------------------------------------
                                                                           $14,404,438      $14,562,288
                                                                      ====================================

A detail of net investment income is presented below:

                                                               Year ended December 31
                                                      2000              1999             1998
                                                -----------------------------------------------------

Interest on bonds and preferred stocks                $1,068,590      $   994,418       $   952,235
Dividends from common stocks                               5,332           53,192            53,000
Interest on mortgage loans                                49,068           28,314            28,713
Rental income on real estate                              30,180           28,008            27,288
Interest on policy loans                                  22,994           27,086            24,780
Cash and short-term investments                            5,938           10,526            10,939
Other investments                                         18,427           16,343            17,198
                                                -----------------------------------------------------
                                                       1,200,529        1,157,887         1,114,153
Less investment expenses                                 (92,315)         (32,845)          (35,610)
                                                -----------------------------------------------------
Net investment income                                 $1,108,214       $1,125,042        $1,078,543
                                                =====================================================



                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized capital gains and losses were as follows:
                                                                  Year ended December 31
                                                          2000             1999              1998
                                                   ------------------------------------------------------

Proceeds                                                 $5,872,493        $2,993,985       $3,938,693

Gross realized gains                                   $     94,531      $     46,135     $     44,290
Gross realized losses                                      (157,019)          (43,142)         (27,768)
                                                   ------------------------------------------------------
                                                   ------------------------------------------------------
Net realized capital gains (losses)                    $    (62,488)    $       2,993     $     16,522
                                                   ======================================================

At December 31, 2000, investments with an aggregate carrying value of $9,236 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized capital gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                                  Realized
                                                                 -------------------------------------------
                                                                 -------------------------------------------
                                                                           Year ended December 31
                                                                     2000          1999           1998
                                                                 -------------------------------------------
                                                                 -------------------------------------------

   Bonds                                                            $ (62,488)    $  2,993     $  16,522
   Preferred stocks                                                     6,124       (6,085)        2,405
   Common stocks                                                      499,621       41,011       164,984
   Other                                                              (17,086)     (90,400)       (7,021)
                                                                 -------------------------------------------
                                                                 -------------------------------------------
                                                                      426,171      (52,481)      172,080

   Tax effect                                                        (178,914)      71,941       (84,425)
   Transfer from (to) interest maintenance reserve                     44,940       (1,945)      (11,584)
                                                                 -------------------------------------------
                                                                 -------------------------------------------
   Net realized gains                                                $292,197      $17,515     $  76,071
                                                                 ===========================================


                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

The other loss of $90,400 in 1999 primarily resulted from the net pretax loss incurred on an ineffective equity collar hedge (see Note 9).

                                                                                 Unrealized
                                                                 --------------------------------------------
                                                                 --------------------------------------------
                                                                           Year ended December 31
                                                                      2000           1999          1998
                                                                 --------------------------------------------

   Bonds                                                            $  (10,264)   $   (5,756)   $      (871)
   Preferred stocks                                                     (4,499)        2,271         (2,741)
   Common stocks                                                      (512,790)      125,177        257,582
   Mortgage loans                                                       (1,791)            -              -
   Other invested assets                                                   592        (2,272)         7,570
                                                                 --------------------------------------------
   Change in unrealized                                              $(528,752)     $119,420       $261,540
                                                                 ============================================

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

                                                                                         December 31
                                                                                      2000          1999
                                                                                 ----------------------------
                                                                                 ----------------------------

   Unrealized gains                                                                  $172,202       $640,014
   Unrealized losses                                                                  (51,482)       (32,190)
                                                                                 ----------------------------
                                                                                 ----------------------------
   Net unrealized gains                                                              $120,720       $607,824
                                                                                 ============================

During 2000, the Company issued mortgage loans with interest rates ranging from 7.39% to 9.51%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 85%. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $6,792 and $4,586, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

                Geographic Distribution                             Property Type Distribution
  -----------------------------------------------------   -----------------------------------------------
                                        December 31                                      December 31
                                      2000     1999                                     2000      1999
                                     ------------------                               -------------------

  Pacific                               35%     42%       Office                         38%       22%
  South Atlantic                        24      26        Apartment                      18        40
  Middle Atlantic                       11      15        Retail                         18         7
  Mountain                               7       -        Other                          17        28
  E. North Central                       5       2        Industrial                      9         3
  W. South Central                       5       1
  W. North Central                       5       6
  New England                            5       8
  E. South Central                       3       -

At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

The operations of the Company are subject to risk of interest rate fluctuations to the extent that there is a difference between the cash flows from the Company's interest-earning assets and the cash flows related to its liabilities. In the normal course of its operations, the Company hedges some of its interest rate risk with derivative financial instruments. These derivatives comprise primarily of interest rate swap agreements, interest rate floor agreements, foreign currency swap agreements, call option agreements, S&P 500 call option agreements, and options to enter into interest rate swap agreements (swaptions). The Company does not use derivatives financial instruments for trading or speculative purposes, nor is the Company a party to any leveraged derivative contracts.

Interest swap agreements are intended to help the Company more closely match the cash flows received from its assets to the payments on its liabilities. The Company's interest rate swap agreements generally provide that one party pays interest at a floating rate in relation to movements in an underlying index and the other party pays interest at a fixed rate. Generally, no cash is exchanged at the outset of the contract, and no principal payments are made by either party. A single net payment is made usually by one counterparty at each settlement date. Interest rate swaps that terminate prior to maturity are generally settled for the fair value of the swap on the termination date.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

Interest rate floor agreements purchased by the Company provide for the receipt of payments in the event interest rates fall below specified levels. Interest rate floors are intended to mitigate the Company's risk of reinvesting the cash flow it receives from calls, mortgage prepayments, and redemptions on its investment portfolio at lower interest rates. A single premium payment is made by the Company at the beginning of the contract. Once the interest rate floor becomes effective, if the actual rate moves below the agreed upon floor rate, the Company receives payment equal to the difference between the actual rate and the floor rate times the notional amount of the agreement.

The Company purchases swaptions to help manage the risk of interest rate fluctuations by providing an option to enter into an interest rate swap in the event of unfavorable interest rate movements. A single premium payment is made by the purchaser at the beginning of the contract. Once the option is exercised, the parties enter into an interest rate swap agreement.

The Company has credit risk exposure to the extent that a counterparty fails to make payment on its obligation. While the Company is exposed to credit risk in the event of nonperformance by the other party, nonperformance is not anticipated due to the credit rating of the counterparties. At December 31, 2000, all of the Company's derivative financial instruments were with financial institutions rated A or better by one or more of the major credit rating agencies.

Market risk is the risk the Company faces from a change in the market value of a derivative instrument. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk). The Company mitigates this risk by actively measuring and monitoring correlation and taking corrective action as necessary.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



3. Investments (continued)

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off balance sheet risks, shown in notional amounts are summarized as follows:

                                                                                Notional Amount
                                                                            2000              1999
                                                                      ------------------------------------

  Derivative securities Interest rate swaps:
    Receive float-pay float                                               $     15,833      $   298,631
    Receive fixed-pay float                                                  3,342,842        2,195,954
    Receive float-pay fixed                                                    700,742          270,862

  Interest rate floor agreements                                               500,445          400,000
  Swaptions                                                                  6,500,000        6,500,000
  Call options                                                                  32,199           31,999

4. Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)


4. Reinsurance (continued)

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                 Ceded/Retroceded to               Assumed from
                                            -------------------------------------------------------------
                                Direct        Affiliated    Unaffiliated     Affiliated    Unaffiliated       Net
                                Amount        Companies      Companies       Companies      Companies        Amount
                           ----------------------------------------------------------------------------------------------
Year ended
   December 31, 2000:
   Premium revenue            $  2,623,910    $   199,290      $1,574,257     $359,387       $1,359,070   $  2,568,820
                           ==============================================================================================
                           ==============================================================================================

At December 31, 2000:
   Reserves for future
     policy benefits           $13,967,778     $3,402,793      $3,590,670     $524,069       $2,355,940   $  9,854,324
   Policy and contract
     claims payable                313,976         34,769         267,285        4,844          402,406        419,172
                           ----------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------
                               $14,281,754     $3,437,562      $3,857,955     $528,913       $2,758,346    $10,273,496
                           ==============================================================================================
Year ended
   December 31, 1999:
   Premium revenue            $  2,281,775    $   112,947      $2,274,338     $157,197       $1,880,044   $  1,931,731
                           ==============================================================================================
                           ==============================================================================================

At December 31, 1999:
   Reserves for future
     policy benefits           $14,241,446     $4,124,327      $3,056,908     $233,126       $2,401,859   $  9,695,196
   Policy and contract
     claims payable                127,030         40,341         137,047        1,824          345,323        296,789
                           ----------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------
                               $14,368,476     $4,164,668      $3,193,955     $234,950       $2,747,182   $  9,991,985
                           ==============================================================================================
Year ended
   December 31, 1998:
   Premium revenue            $  2,314,662    $   298,339      $2,482,419     $198,460       $2,499,677   $  2,232,041
                           ==============================================================================================
                           ==============================================================================================

At December 31, 1998:
   Reserves for future
     policy benefits           $14,778,562     $4,978,700      $2,931,865     $136,208       $2,424,077   $  9,428,282
   Policy and contract
     claims payable                121,330         45,187         316,533       11,018          385,519        156,147
                           ----------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------
                               $14,899,892     $5,023,887      $3,248,398     $147,226       $2,809,596   $  9,584,429
                           ==============================================================================================

In 2000, the Company entered into a reinsurance transaction with two affiliated companies in which the company assumed certain structured settlement liabilities on a funds withheld basis. As a result, the Company has recorded a related asset of $262,448.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



5. Income Taxes

The Company's taxable income or loss is included in the consolidated return of Transamerica Corporation for the period ended July 21, 1999. The method of allocation between the companies for the period ended July 21, 1999, is subject to written agreement approved by the Board of Directors. Tax payments are made to, or refunds received from, Transamerica Corporation in amounts which would result from filing separate tax returns with federal taxing authorities, except that tax benefits attributable to operating losses and other carryovers are recognized currently since utilization of these benefits is assured by Transamerica Corporation. The provision does not purport to represent a proportionate share of the consolidated tax.

For the period beginning July 22, 1999, the Company will join in a consolidated tax return with certain life affiliates, including TALIAC and TONY. The method of allocation between the companies for the period beginning July 22, 1999, is subject to a written agreement as approved by the Board of Directors. This agreement requires that tax payments are made to, or refunds are received from the Company, in amounts which would results from filing separate tax returns with federal taxing authorities.

Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income taxes related to net realized gains on investment transactions (in thousands):
                                                                    Year ended December 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------

Computed tax at federal statutory rate (35%)               $(29,629)          $61,196         $ 18,901
Tax reserve adjustment                                       11,844            (1,153)          (3,463)
Deferred acquisition costs - tax basis                        6,082            13,326            4,677
Reinsurance adjustments                                           -           (14,442)          (7,525)
Difference in statutory and tax bases
   of investments                                                 -            (2,399)         (10,990)
Prior year under (over) accrual                              46,125            24,640          (13,055)
Tax credits                                                 (27,111)          (16,000)         (17,698)
Dividend received deduction                                  (1,420)          (17,500)         (17,500)
IMR amortization                                                826                 -                -
Other items - net                                              (565)          (17,338)         (23,755)
                                                     ------------------------------------------------------
Federal income tax expense (benefit)                      $   6,152           $30,330         $(70,408)
                                                     ======================================================

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholder's surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($117,701 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $41,195.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1993. The examination fieldwork for 1994 and 1995 has been completed and a tentative settlement has been reached at Appeals. The examination fieldwork for 1995 through 1997 has been completed and a petition has been filed in the tax court. An examination is underway for 1998 and for the period from January 1 through July 21, 1999 (short tax period).

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)


6. Policy and Contract Attributes (continued)
                                                                       December 31
                                                          2000                            1999
                                             ----------------------------------------------------------------
                                                  Amount         Percent         Amount          Percent
                                             ----------------------------------------------------------------
Subject to discretionary withdrawal - with adjustment:
   With market value adjustment               $     994,166          7%      $       9,134           -
   At book value less surrender charge              537,251          4             435,717           3%
   At market value                                3,367,374         26           7,385,279          53
Subject to discretionary withdrawal -
   without adjustment                             1,419,091         11           1,748,102          13
Not subject to discretionary withdrawal
   provision                                      6,760,644         52           4,417,004          31
                                             -----------------              ------------------
                                                             ----------------                ----------------
Total annuity reserves and deposit               13,078,526        100%         13,995,236         100%
   liabilities
                                                             ================                ================
Less reinsurance ceded                           (5,209,341)                    (5,820,180)
                                             -----------------
                                                                            ------------------
Net annuity reserves and deposit liabilities   $  7,869,185                     $8,175,056
                                             =================              ==================

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company is as follows:

                                   Nonindexed
                                         Guaranteed     Guaranteed More
                                           Indexed          Than 4%          Nonguaranteed         Total
                                        --------------
                                                       ------------------- ------------------- --------------
   Premiums, deposits and other
     considerations for the year
     ended December 31, 2000            $          -   $            -          $   349,535      $   349,535
                                        ============== =================== =================== ==============

   Reserves for separate accounts as
     of December 31, 2000                   $17,528         $754,619            $3,188,901       $3,961,048
                                        ============== =================== =================== ==============

   Reserves by withdrawal characteristics as of December 31, 2000:
     At market value                    $          -   $            -           $3,188,901       $3,188,901
     Not subject to discretionary
       withdrawal                            17,528          754,619                     -           17,528
                                        -------------- ------------------- ------------------- --------------
                                        -------------- ------------------- ------------------- --------------
                                            $17,528         $754,619            $3,188,901       $3,961,048
                                        ============== =================== =================== ==============

Comparative information for 1999 and 1998 is not available.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:
                                                                       Year ended December 31
                                                                 2000          1999            1998
                                                            ----------------------------------------------
Transfer as reported in the summary of operations of the separate accounts statement:
   Transfers to separate accounts                                $350,784        $255,210     $352,298
   Transfers from separate accounts                               181,133         217,729      173,152
                                                            ----------------------------------------------
Net transfers to separate accounts                                169,651          37,481      179,146
Reconciling adjustments:
   Deposits (withdrawals) from separate accounts                    5,287          13,091       21,097
   Other fund adjustment                                              412               -            -
                                                            ----------------------------------------------

Net transfers as reported in the statements of operations
                                                                 $175,350       $  50,572     $200,243
                                                            ==============================================

Components of deferred and uncollected premiums are as follows:

                                                     Gross           Loading             Net
                                               ------------------------------------------------------

December 31, 2000
Life and annuity:
   Ordinary first-year business                     $  30,778         $17,890         $  12,888
   Ordinary renewal business                          411,229          17,145           394,084
   Group life direct business                           4,968               -             4,968
   Reinsurance ceded                                 (212,969)              -          (212,969)
                                               ------------------------------------------------------
                                                      234,006          35,035           198,971
Accident and health                                    16,344               -            16,344
                                               ------------------------------------------------------
                                                     $250,350         $35,035          $215,315
                                               ======================================================
December 31, 1999
Life and annuity:
   Ordinary first-year business                     $  52,710     $         -         $  52,710
   Ordinary renewal business                          263,678          36,000           227,678
   Group life direct business                             759               -               759
   Reinsurance ceded                                 (123,315)              -          (123,315)
                                               ------------------------------------------------------
                                                      193,832          36,000           157,832
Accident and health                                    69,890               -            69,890
                                               ------------------------------------------------------
                                                     $263,722         $36,000          $227,722
                                               ======================================================


                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $156,700.

8. Pension Plan and Other Postretirement Benefits

Substantially all employees are covered by noncontributory defined benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates in which the Company also participates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs were approximately $1,100, $800 and $600 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income was approximately $3,000 for each of the years ended December 31, 2000, 1999 and 1998.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

Beginning in 2000, the Company receives data processing, investment advisory and management, marketing and administration services from affiliates. During 2000, the Company paid $21,323 for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000.

At December 31, 2000, the Company has short-term notes receivable from affiliates of $155,000 and short-term notes payable to affiliates of $131,298. Interest on these notes accrue at rates ranging from 6.49% to 6.52%.

In March 1999, the Company entered into an equity collar (which expired December 17, 1999), with an unrelated party to hedge the price fluctuations of their unaffiliated equity securities portfolio. In addition, Transamerica Corporation agreed to protect the Company from any ineffectiveness in the hedge that would expose the Company to loss net of tax benefit. As a result of the ineffectiveness of the collar with the unrelated party and the payment that the Company was required to make upon settlement, Transamerica Corporation made a payment of approximately $172,000 to the Company in December 1999.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



10. Commitments and Contingencies

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $8,199, $7,710 and $8,276 after-tax have been incurred in 2000, 1999 and 1998, respectively, and reflected in these statements as prior period adjustments. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

11. Stock Dividend of Subsidiary to Stockholder

On December 1, 2000, the Company paid a stock dividend to its stockholder, Transamerica Insurance Corporation, consisting of 100% of the outstanding common and preferred stock of Transamerica Life Insurance Company of Canada. The dividend of $210,386 represented the Company's equity basis carrying value for the stock at the time it was distributed.

12. Partnership Termination

During 2000, the Company increased its ownership of its Taiwan branch operations to 100% through a buyout of its 60% partner, Pacific Life Insurance Ltd., for a payment of $19,192. A receivable from the partner of $35,510 was also written off in conjunction with the buy-out. Additional costs of $17,100 were incurred as a result of the scheduled termination of reinsurance treaties with three unaffiliated companies. These items were recorded as a charge to unassigned surplus on a net of tax basis.

                 Transamerica Occidental Life Insurance Company

                             (Dollars in thousands)



13. Reconciliation to Insurance Department Annual Statement

The following table reconciles net income and total capital and surplus as reported in the Annual Statement filed with the Insurance Department to the amounts reported in the accompanying financial statements as of and for the year ended December 31, 2000:

                                                                                       Total Capital and
                                                                         Net Income         Surplus
                                                                      ------------------------------------

  Amounts reported in Annual Statement                                      $251,510         $1,594,585
  Adjustments related to reinsurance treaties                                (97,108)           (97,108)
  Adjustments to policy and contract claim reserves                           20,000             20,000
  Tax effect of adjustments                                                   26,988             26,988
                                                                      ------------------------------------
                                                                      ------------------------------------
  Amounts reported herein                                                   $201,390         $1,544,465
                                                                      ====================================

0008-0087588
















                                 Statutory-Basis
                          Financial Statement Schedules



                                0008-0087588 37
                 Transamerica Occidental Life Insurance Company

       Summary of Investments - Other Than Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 2000


Schedule I

                                                                                           Amount at
                                                                                          Which Shown
                                                                         Market              in the
Type of Investment                                   Cost (1)             Value          Balance Sheet
-----------------------------------------------------------------------------------------------------------

Fixed maturities
Bonds:
   United States government and government
     agencies and authorities                        $    776,949       $    784,961      $     776,949
   States, municipalities and political
     subdivisions                                       1,007,229          1,090,510          1,007,229
   Foreign governments                                     91,391             95,359             91,391
   Public utilities                                     1,453,514          1,481,370          1,453,514
   All other corporate bonds                           11,075,355         11,110,088         11,075,355
Preferred stock                                            79,343             78,621             79,343
                                                -----------------------------------------------------------
Total fixed maturities                                 14,483,781         14,640,909         14,483,781

Equity securities
Common stocks:
   Banks, trust and insurance                              42,398             43,817             43,817
   Industrial, miscellaneous and all other                437,476            556,777            556,777
                                                -----------------------------------------------------------
                                                -----------------------------------------------------------
Total equity securities                                   479,874            600,594            600,594

Mortgage loans on real estate                           1,140,481                             1,140,481
Real estate                                                96,219                                96,219
Policy loans                                              417,849                               417,849
Other long-term investments                               278,629                               278,629
Cash and short-term investments                           100,681                               100,681
                                                --------------------                  ---------------------
Total investments                                     $16,997,514                           $17,118,234
                                                ====================                  =====================

(1) ____ Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.




38                                                                                            0008-0087588
                 Transamerica Occidental Life Insurance Company

                       Supplementary Insurance Information
                             (Dollars in thousands)

                                December 31, 2000


Schedule III

                                                   Future Policy                           Policy and
                                                   Benefits and         Unearned            Contract
                                                     Expenses           Premiums          Liabilities
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 2000:
   Individual life                                    $5,330,707       $         -            $328,828
   Individual health                                      39,295            48,256              16,298
   Group life and health                                  15,770             8,580              53,306
   Annuity                                             4,411,716                 -              20,740
                                                -----------------------------------------------------------
                                                -----------------------------------------------------------
                                                      $9,797,488           $56,836            $419,172
                                                ===========================================================
                                                ===========================================================

Year ended December 31, 1999:
   Individual life                                    $4,988,602       $         -            $240,452
   Individual health                                      42,065            28,046              33,481
   Group life and health                                  31,586             2,616              32,963
   Annuity                                             4,602,281                 -             (10,107)
                                                -----------------------------------------------------------
                                                -----------------------------------------------------------
                                                      $9,664,534           $30,662            $296,789
                                                ===========================================================
                                                ===========================================================

Year ended December 31, 1998:
   Individual life                                    $4,595,349       $         -            $121,089
   Individual health                                      26,439            41,669              (9,445)
   Group life and health                                  12,953             3,675              47,840
   Annuity                                             4,748,197                 -              (3,337)
                                                -----------------------------------------------------------
                                                      $9,382,938           $45,344            $156,147
                                                ===========================================================


                                  0008-0087588








                                        Benefits, Claims
                                           Losses and
                            Net        Settlement Expenses       Other
      Premium           Investment                             Operating           Premiums
      Revenue             Income*                              Expenses*            Written
--------------------------------------------------------------------------------------------------


       $1,241,149         $   447,840         $1,245,378        $   934,952
           43,836               8,517             84,424             89,362           $91,282
          103,920              11,522            (55,633)           114,131            49,345
        1,179,915             640,335          1,665,463            277,789
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
       $2,568,820          $1,108,214         $2,939,632         $1,416,234
===============================================================================
===============================================================================


      $   894,532         $   405,705        $   909,143        $   703,605
          (10,184)              2,770            (33,811)            35,665           $80,328
          158,775              10,967            134,414            124,689            65,217
          888,608             705,600          1,283,024            736,327
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
       $1,931,731          $1,125,042         $2,292,770         $1,600,286
===============================================================================
===============================================================================


       $1,070,236         $   400,313         $1,242,592        $   492,976
           51,827               4,483              3,265            100,839           $63,828
          195,431               4,003            160,581             89,231            50,433
          914,547             669,744            312,946          2,218,202
-------------------------------------------------------------------------------
       $2,232,041          $1,078,543         $1,719,384         $2,901,248
===============================================================================


*Allocations of net investment income and other operating expenses are based on a number of assumptions of estimates, and the results would change if different methods were applied.


                 Transamerica Occidental Life Insurance Company

                                   Reinsurance
                             (Dollars in thousands)

                                December 31, 2000


Schedule IV

                                                                        Assumed                           Percentage
                                                      Ceded to            From                             of Amount
                                      Gross             Other            Other              Net             Assumed
                                      Amount          Companies        Companies           Amount           to Net
-------------------------------------------------------------------------------------------------------------------------

Year ended December 31,
   2000:
   Life insurance in force          $626,744,294      $455,425,869    $  21,882,466      $193,200,891          11%

   Premiums:
     Individual life              $    1,457,065    $    1,119,760  $       903,844    $    1,241,149          74%
     Individual health                    91,282            95,419           47,973            43,836         109%
     Group life and health                49,345           124,268          178,843           103,920         172%
     Annuity                           1,026,218           434,100          587,797         1,179,915          49%
                                -----------------------------------------------------------------------------------------
                                  $    2,623,910    $    1,773,547   $    1,718,457    $    2,568,820          67%
                                =========================================================================================

Year ended December 31,
   1999:
   Life insurance in force          $547,304,907      $370,217,933    $  17,677,754      $194,764,728           9%

   Premiums:
     Individual life              $    1,181,390    $    1,220,329  $       933,471   $       894,532         104%
     Individual health                    80,328            97,296            6,784           (10,184)            -%
     Group life and health                65,217           247,870          341,428           158,775         215%
     Annuity                             954,840           513,149          755,558           888,608          85%
                                -----------------------------------------------------------------------------------------
                                  $    2,281,775    $    2,078,644   $    2,037,241    $    1,931,731         149%
                                =========================================================================================

Year ended December 31,
   1998:
   Life insurance in force          $190,331,317      $308,297,855     $307,915,635      $189,922,097         162%

   Premiums:
     Individual life              $    1,253,362   $       958,929  $       776,803    $    1,070,236          73%
     Individual health                    63,828           134,991          122,991            51,827         237%
     Group life and health                50,433           268,973          413,971           195,431         212%
     Annuity                             948,039         1,128,452        1,384,372           914,547         151%
                                -----------------------------------------------------------------------------------------
                                               $    $    2,491,345   $    2,698,137    $    2,232,041         168%
                                =========================================================================================



APPENDIX A -

GUIDELINE MINIMUM SUM INSURED TABLE


The guideline minimum sum insured is a percentage of the policy value as set forth below, according to federal tax regulations:



                                           Guideline Minimum Sum Insured Table



           Attained Age                 Percentage               Attained Age                Percentage
           ------------                 ----------               ------------                ----------
            40 or less                     250%                       60                        130%
                41                         243%                       61                        128%
                42                         236%                       62                        126%
                43                         229%                       63                        124%
                44                         222%                       64                        122%
                45                         215%                       65                        120%
                46                         209%                       66                        119%
                47                         203%                       67                        118%
                48                         197%                       68                        117%
                49                         191%                       69                        116%
                50                         185%                       70                        115%
                51                         178%                       71                        113%
                52                         171%                       72                        111%
                53                         164%                       73                        109%
                54                         157%                       74                        107%
                55                         150%                      75-90                      105%
                56                         146%                       91                        104%
                57                         142%                       92                        103%
                58                         138%                       93                        102%
                59                         134%                     94-115                      101%


APPENDIX B -

OPTIONAL INSURANCE BENEFITS

This Appendix provides only a summary of other insurance benefits available by rider. There may be an additional charge for benefits under a rider. Rider availability is subject to state law and approval. The names of the available riders may vary by jurisdiction.

Waiver of Payment Rider

This rider provides that, during periods of total disability continuing more than four months, we will add to the policy value an amount you selected, or the amount needed to pay the monthly insurance protection charges, or the amount needed to pay the minimum monthly payment (during the time the minimum monthly payment applies), whichever is greatest. This amount will keep the policy in force, within limits. This benefit is subject to our maximum issue benefits. Its cost will change yearly.

Guaranteed Insurability Rider

This rider guarantees that insurance may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.

Children's Insurance Rider

This rider provides a term insurance benefit for the insured's child or children, subject to age limitations. The rider includes a feature that allows the insured child to convert the coverage to another type of policy issued by us, subject to our issue size and issue age limitations.

Option to Accelerate Death Benefits
(Living Benefits Rider)

This rider allows the policy owner to elect to receive part of the net death benefit under the policy prior to the insured's death if the insured becomes terminally ill, as defined in the rider.

Guaranteed Death Benefit Rider

This rider provides that if the policy owner makes payments, minus partial withdrawals, partial withdrawal charges and any outstanding loans, of a sufficient amount to the policy, then we guarantee that the policy will not lapse prior to the final payment date. After the final payment date, the rider guarantees a minimum death benefit. The rider remains effective only if, on each policy anniversary through the final payment date, payments, less partial withdrawals, partial withdrawal charges and any outstanding loans, satisfy the required payment amounts. Once terminated, the rider may not be reinstated.

APPENDIX C -

PAYMENT OPTIONS

On written request, the surrender value or all or part of any payable net death benefit may be paid under one or more payment options then offered by us. If you do not make an election, we will pay the benefits in a single sum. If a payment option is selected, the beneficiary may pay to us any amount that would otherwise be deducted from the death benefit. A certificate will be provided to the payee describing the payment option selected.

The amounts payable under a payment option are paid from our general account. These amounts are not based on the investment experience of the separate account.


Selection of Payment Options

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the policy owner and beneficiary provisions, any option selection may be changed before the net death benefit becomes payable. If you make no selection, the beneficiary may select an option when the net death benefit becomes payable.

APPENDIX D -

ILLUSTRATIONS OF DEATH BENEFIT,
POLICY VALUES AND ACCUMULATED PAYMENTS

The following tables illustrate the way in which the policy's surrender value, death benefit and policy value could vary over an extended period of time.

Assumptions

The tables illustrate a policy issued to a male, age 30, under a standard underwriting class and qualifying for the non-smoker rates, and a policy issued to a male, age 45, under a standard underwriting class and qualifying for the non-smoker rates. One set of tables illustrates the Level Death Benefit Option; another set illustrates the Adjustable Death Benefit Option. In each case, one table illustrates the guaranteed cost of insurance rates and the other table illustrates the current cost of insurance rates as presently in effect.

The tables assume that no policy loans have been made, that you have not requested an increase or decrease in the initial face amount, that no partial withdrawals have been made, and that no transfers above 12 have been made in any policy year (so that no related transaction or transfer charges have been incurred).

The tables assume that all payments are allocated to and remain in the separate account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the portfolios (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross (after tax) annual rates of 0%, 6%, and 12%. The tables also show the amount that would accumulate if payments accumulated at 5% interest.

The policy values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual policy years. The values also would be different depending on the allocation of the policy's total policy value among the sub-accounts if the actual rates of return averaged 0%, 6% or 12%, but the rates of each portfolio varied above and below such averages.


Deductions for Charges


The tables reflect deduction of the payment expense charge, the administration charge, the mortality and expense risk charge, and the monthly insurance protection charge. The amounts shown in the tables also take into account portfolio management fees and operating expenses, which are assumed to be at an annual rate of 0.86% of the average daily net assets of the portfolios. The rate of 0.86% is the simple average of the expense ratios of the portfolios for the last fiscal year and takes into account expense reimbursement arrangements. The fees and expenses of each portfolio vary, and in 2000 the total fees and expenses ranged from an annual rate of 0.60% to an annual rate of 1.80% of average daily net assets. Some of these expenses reflect expense waivers or reimbursements by the portfolios' advisers as discussed in Note (1) to the Portfolio Expenses table. Without these expense waivers or reimbursements, the expenses for those portfolios would be higher and the simple average would have been at the annual rate of 0.93% of average net assets. As discussed in Note (1) to the Portfolio Expenses table, such waivers or reimbursements are expected to continue in 2001. The fees and expenses of your policy may be more or less than 0.86% in the aggregate, depending on how you make the allocations of policy value among the sub-accounts. For more information on portfolio expenses, see the Portfolio Expenses table in this prospectus and the prospectuses for the portfolios.


Net Annual Rates of Investment

Applying the current mortality and expense risk charge, the administration charge, and the average portfolio management fees and operating expenses of 0.86% of average net assets, the gross annual rates of investment return of 0%, 6% and 12% would produce net annual rates of -1.66%, 4.34% and 10.34%, respectively, during the first 10 policy years and -1.51%, 4.49% and 10.49%, respectively, after that.

The hypothetical returns shown in the tables do not reflect any charges for income taxes against the separate account since no charges are currently made. However, if in the future the charges are made, to produce the illustrated death benefits and policy values, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

On request, we will provide a comparable illustration based on the proposed insured's age, sex, and underwriting class, and the requested face amount, death benefit option and riders.




                          TRANSAMERICA OCCIDENTAL LIFE
                             SEPARATE ACCOUNT VUL-1
                 FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICY
                                                                                             Male Non-Smoker Age 30
                                                                                              Face Amount: $100,000
                                                                                                       Level Option
                       BASED ON CURRENT MONTHLY INSURANCE
     PROTECTION CHARGES (WITHOUT RIDERS), MORTALITY AND EXPENSE RISK CHARGE,
                  ADMINISTRATION CHARGE AND PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
           Payments           Hypothetical 0%                    Hypothetical 6%                     Hypothetical 12%
          Made Plus       Gross Investment Return            Gross Investment Return             Gross Investment Return
           Interest
 Policy   At 5% Per   Surrender   Policy      Death      Surrender   Policy      Death      Surrender     Policy      Death
  Year       Year       Value      Value     Benefit       Value      Value     Benefit       Value       Value      Benefit
  ----       ----       -----      -----     -------       -----      -----     -------       -----       -----      -------

    1        $919        $0        $685      $100,000       $0        $730      $100,000        $0         $776      $100,000
    2       $1,883      $373      $1,359     $100,000      $507      $1,493     $100,000       $648       $1,634     $100,000
    3       $2,896     $1,146     $2,022     $100,000     $1,415     $2,291     $100,000      $1,706      $2,582     $100,000
    4       $3,960     $1,909     $2,676     $100,000     $2,357     $3,124     $100,000      $2,862      $3,629     $100,000
    5       $5,077     $2,651     $3,308     $100,000     $3,326     $3,983     $100,000      $4,117      $4,774     $100,000

    6       $6,249     $3,372     $3,920     $100,000     $4,320     $4,868     $100,000      $5,479      $6,027     $100,000
    7       $7,480     $4,084     $4,522     $100,000     $5,356     $5,794     $100,000      $6,975      $7,413     $100,000
    8       $8,773     $4,776     $5,104     $100,000     $6,422     $6,750     $100,000      $8,604      $8,932     $100,000
    9      $10,131     $5,447     $5,666     $100,000     $7,519     $7,738     $100,000     $10,382     $10,601     $100,000
   10      $11,556     $6,100     $6,209     $100,000     $8,651     $8,760     $100,000     $12,325     $12,434     $100,000

   11      $13,052     $6,738     $6,738     $100,000     $9,826     $9,826     $100,000     $14,465     $14,465     $100,000
   12      $14,624     $7,244     $7,244     $100,000     $10,926    $10,926    $100,000     $16,698     $16,698     $100,000
   13      $16,274     $7,728     $7,728     $100,000     $12,063    $12,063    $100,000     $19,157     $19,157     $100,000
   14      $18,006     $8,188     $8,188     $100,000     $13,237    $13,237    $100,000     $21,863     $21,863     $100,000
   15      $19,825     $8,623     $8,623     $100,000     $14,448    $14,448    $100,000     $24,845     $24,845     $100,000

   16      $21,735     $9,037     $9,037     $100,000     $15,703    $15,703    $100,000     $28,137     $28,137     $100,000
   17      $23,741     $9,424     $9,424     $100,000     $16,996    $16,996    $100,000     $31,766     $31,766     $100,000
   18      $25,847     $9,788     $9,788     $100,000     $18,335    $18,335    $100,000     $35,776     $35,776     $100,000
   19      $28,058     $10,131    $10,131    $100,000     $19,724    $19,724    $100,000     $40,210     $40,210     $100,000
   20      $30,379     $10,451    $10,451    $100,000     $21,162    $21,162    $100,000     $45,115     $45,115     $100,000

 Age 60    $61,041     $11,945    $11,945    $100,000     $38,642    $38,642    $100,000     $133,304    $133,304    $178,627
 Age 65    $82,982     $11,110    $11,110    $100,000     $50,042    $50,042    $100,000     $222,559    $222,559    $271,522
 Age 70    $110,985    $8,769     $8,769     $100,000     $64,068    $64,068    $100,000     $367,982    $367,982    $426,859
 Age 75    $146,725    $3,700     $3,700     $100,000     $81,823    $81,823    $100,000     $605,655    $605,655    $648,051
--------------------------------------------------------------------------------------------------------------------------------


(1) ______ Assumes a payment of $875 (approximately 90% of the guideline level premium) is made at the beginning of each policy year. Values will be different if payments are made with a different frequency or in different amounts.


(2) ______ Assumes that no policy loan has been made. Excessive loans or partial withdrawals may cause this policy to lapse because of insufficient surrender value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, policy value, and surrender value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12 % over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.





                                       D-3



                          TRANSAMERICA OCCIDENTAL LIFE
                                              SEPARATE ACCOUNT VUL-1
                 FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICY
                                                                                             Male Non-Smoker Age 30
                                                                                              Face Amount: $100,000
                                                                                                       Level Option
                                       BASED ON GUARANTEED MONTHLY INSURANCE
                      PROTECTION CHARGES (WITHOUT RIDERS), MORTALITY AND EXPENSE RISK CHARGE,
                  ADMINISTRATION CHARGE AND PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
            Payments            Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
            Made Plus       Gross Investment Return            Gross Investment Return            Gross Investment Return
            Interest
  Policy    At 5% Per   Surrender   Policy      Death      Surrender   Policy      Death      Surrender     Policy     Death
   Year       Year        Value      Value     Benefit       Value      Value     Benefit       Value       Value     Benefit
   ----       ----        -----      -----     -------       -----      -----     -------       -----       -----     -------

    1         $919         $0        $683      $100,000       $0        $729      $100,000        $0         $775     $100,000
    2        $1,883       $369      $1,355     $100,000      $504      $1,490     $100,000       $644       $1,630    $100,000
    3        $2,896      $1,140     $2,016     $100,000     $1,408     $2,284     $100,000      $1,698      $2,574    $100,000
    4        $3,960      $1,899     $2,666     $100,000     $2,345     $3,112     $100,000      $2,848      $3,615    $100,000
    5        $5,077      $2,636     $3,293     $100,000     $3,307     $3,964     $100,000      $4,095      $4,752    $100,000

    6        $6,249      $3,350     $3,898     $100,000     $4,294     $4,842     $100,000      $5,447      $5,995    $100,000
    7        $7,480      $4,056     $4,494     $100,000     $5,320     $5,758     $100,000      $6,929      $7,367    $100,000
    8        $8,773      $4,741     $5,069     $100,000     $6,375     $6,703     $100,000      $8,542      $8,870    $100,000
    9        $10,131     $5,403     $5,622     $100,000     $7,458     $7,677     $100,000     $10,298     $10,517    $100,000
    10       $11,556     $6,047     $6,156     $100,000     $8,575     $8,684     $100,000     $12,216     $12,325    $100,000

    11       $13,052     $6,659     $6,659     $100,000     $9,712     $9,712     $100,000     $14,299     $14,299    $100,000
    12       $14,624     $7,143     $7,143     $100,000     $10,775    $10,775    $100,000     $16,468     $16,468    $100,000
    13       $16,274     $7,598     $7,598     $100,000     $11,863    $11,863    $100,000     $18,843     $18,843    $100,000
    14       $18,006     $8,034     $8,034     $100,000     $12,989    $12,989    $100,000     $21,458     $21,458    $100,000
    15       $19,825     $8,443     $8,443     $100,000     $14,145    $14,145    $100,000     $24,327     $24,327    $100,000

    16       $21,735     $8,823     $8,823     $100,000     $15,332    $15,332    $100,000     $27,479     $27,479    $100,000
    17       $23,741     $9,176     $9,176     $100,000     $16,552    $16,552    $100,000     $30,946     $30,946    $100,000
    18       $25,847     $9,491     $9,491     $100,000     $17,797    $17,797    $100,000     $34,754     $34,754    $100,000
    19       $28,058     $9,781     $9,781     $100,000     $19,079    $19,079    $100,000     $38,951     $38,951    $100,000
    20       $30,379     $10,035    $10,035    $100,000     $20,391    $20,391    $100,000     $43,571     $43,571    $100,000

  Age 60     $61,041     $9,735     $9,735     $100,000     $35,223    $35,223    $100,000     $126,310    $126,310   $169,256
  Age 65     $82,982     $6,030     $6,030     $100,000     $43,099    $43,099    $100,000     $208,096    $208,096   $253,877
  Age 70    $110,985       $0         $0         $0$0       $50,392    $50,392    $100,000     $338,057    $338,057   $392,146
  Age 75    $146,725       $0         $0         $0$0       $55,794    $55,794    $100,000     $545,718    $545,718   $583,918
--------------------------------------------------------------------------------------------------------------------------------

(1) ______ Assumes a payment of $875 (approximately 90% of the guideline level premium) is made at the beginning of each policy year. Values will be different if payments are made with a different frequency or in different amounts.


(2) ______ Assumes that no policy loan has been made. Excessive loans or partial withdrawals may cause this policy to lapse because of insufficient surrender value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, policy value, and surrender value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12 % over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.






                                       D-4



                          TRANSAMERICA OCCIDENTAL LIFE
                                              SEPARATE ACCOUNT VUL-1
                 FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICY
                                                                                             Male Non-Smoker Age 45
                                                                                              Face Amount: $250,000
                                                                                                       Level Option
                                        BASED ON CURRENT MONTHLY INSURANCE
                      PROTECTION CHARGES (WITHOUT RIDERS), MORTALITY AND EXPENSE RISK CHARGE,
                  ADMINISTRATION CHARGE AND PORTFOLIO EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
           Payments            Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
           Made Plus       Gross Investment Return            Gross Investment Return            Gross Investment Return
           Interest
 Policy    At 5% Per   Surrender   Policy      Death      Surrender    Policy      Death     Surrender    Policy      Death
  Year       Year        Value      Value     Benefit       Value      Value      Benefit      Value       Value     Benefit
  ----       ----        -----      -----     -------       -----      -----      -------      -----       -----     -------

    1       $4,410        $0       $3,174     $250,000       $0        $3,390    $250,000       $0        $3,607     $250,000
    2       $9,041      $1,903     $6,248     $250,000     $2,535      $6,880    $250,000     $3,194      $7,539     $250,000
    3       $13,903     $5,340     $9,203     $250,000     $6,591     $10,453    $250,000     $7,948      $11,811    $250,000
    4       $19,008     $8,676     $12,056    $250,000     $10,750    $14,130    $250,000     $13,094     $16,474    $250,000
    5       $24,368     $11,891    $14,789    $250,000     $14,999    $17,896    $250,000     $18,656     $21,553    $250,000

    6       $29,996     $14,986    $17,401    $250,000     $19,340    $21,755    $250,000     $24,678     $27,093    $250,000
    7       $35,906     $17,954    $19,884    $250,000     $23,771    $25,701    $250,000     $31,205     $33,135    $250,000
    8       $42,112     $20,778    $22,226    $250,000     $28,279    $29,727    $250,000     $38,278     $39,725    $250,000
    9       $48,627     $23,451    $24,416    $250,000     $32,861    $33,826    $250,000     $45,952     $46,917    $250,000
   10       $55,469     $25,958    $26,440    $250,000     $37,507    $37,990    $250,000     $54,284     $54,766    $250,000

   11       $62,652     $28,749    $28,749    $250,000     $42,679    $42,679    $250,000     $63,813     $63,813    $250,000
   12       $70,195     $30,946    $30,946    $250,000     $47,521    $47,521    $250,000     $73,787     $73,787    $250,000
   13       $78,114     $33,033    $33,033    $250,000     $52,526    $52,526    $250,000     $84,801     $84,801    $250,000
   14       $86,430     $35,011    $35,011    $250,000     $57,705    $57,705    $250,000     $96,979     $96,979    $250,000
   15       $95,161     $36,874    $36,874    $250,000     $63,065    $63,065    $250,000    $110,458    $110,458    $250,000

   16      $104,330     $38,617    $38,617    $250,000     $68,614    $68,614    $250,000    $125,394    $125,394    $250,000
   17      $113,956     $40,238    $40,238    $250,000     $74,362    $74,362    $250,000    $141,964    $141,964    $250,000
   18      $124,064     $41,728    $41,728    $250,000     $80,316    $80,316    $250,000    $160,369    $160,369    $250,000
   19      $134,677     $43,077    $43,077    $250,000     $86,487    $86,487    $250,000    $180,839    $180,839    $250,000
   20      $145,821     $44,277    $44,277    $250,000     $92,885    $92,885    $250,000    $203,635    $203,635    $250,000

 Age 60     $95,161     $36,874    $36,874    $250,000     $63,065    $63,065    $250,000    $110,458    $110,458    $250,000
Age 65     $145,821     $44,277    $44,277    $250,000     $92,885    $92,885    $250,000    $203,635    $203,635    $250,000
 Age 70    $210,477     $48,086    $48,086    $250,000    $129,082    $129,082   $250,000    $358,837    $358,837    $416,251
 Age 75    $292,995     $46,056    $46,056    $250,000    $173,985    $173,985   $250,000    $612,474    $612,474    $655,348
-------------------------------------------------------------------------------------------------------------------------------

(1) ______ Assumes a payment of $4,200 (approximately 90% of the guideline level premium) is made at the beginning of each policy year. Values will be different if payments are made with a different frequency or in different amounts.


(2) ______ Assumes that no policy loan has been made. Excessive loans or partial withdrawals may cause this policy to lapse because of insufficient surrender value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, policy value, and surrender value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12 % over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.






                                       D-5



                          TRANSAMERICA OCCIDENTAL LIFE
                                              SEPARATE ACCOUNT VUL-1
                 FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICY
                                                                                             Male Non-Smoker Age 45
                                                                                              Face Amount: $250,000
                                                                                                       Level Option
                                       BASED ON GUARANTEED MONTHLY INSURANCE
                      PROTECTION CHARGES (WITHOUT RIDERS), MORTALITY AND EXPENSE RISK CHARGE,
                  ADMINISTRATION CHARGE AND PORTFOLIO EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
            Payments            Hypothetical 0%                    Hypothetical 6%                   Hypothetical 12%
            Made Plus       Gross Investment Return            Gross Investment Return           Gross Investment Return
            Interest
  Policy    At 5% Per   Surrender    Policy      Death    Surrender    Policy      Death     Surrender    Policy      Death
   Year       Year        Value       Value     Benefit     Value      Value      Benefit      Value       Value     Benefit
   ----       ----        -----       -----     -------     -----      -----      -------      -----       -----     -------

    1        $4,410        $0        $3,169     $250,000      $0       $3,385    $250,000       $0        $3,602     $250,000
    2        $9,041      $1,887      $6,232     $250,000    $2,519     $6,864    $250,000     $3,177      $7,522     $250,000
    3        $13,903     $5,302      $9,165     $250,000    $6,550    $10,413    $250,000     $7,904      $11,767    $250,000
    4        $19,008     $8,619      $11,999    $250,000   $10,686    $14,066    $250,000     $13,022     $16,402    $250,000
    5        $24,368     $11,812     $14,710    $250,000   $14,906    $17,803    $250,000     $18,546     $21,444    $250,000

    6        $29,996     $14,858     $17,273    $250,000   $19,187    $21,602    $250,000     $24,495     $26,910    $250,000
    7        $35,906     $17,789     $19,719    $250,000   $23,566    $25,496    $250,000     $30,951     $32,881    $250,000
    8        $42,112     $20,579     $22,027    $250,000   $28,019    $29,466    $250,000     $37,939     $39,387    $250,000
    9        $48,627     $23,206     $24,171    $250,000   $32,529    $33,494    $250,000     $45,502     $46,467    $250,000
    10       $55,469     $25,649     $26,131    $250,000   $37,078    $37,560    $250,000     $53,685     $54,167    $250,000

    11       $62,652     $27,911     $27,911    $250,000   $41,673    $41,673    $250,000     $62,568     $62,568    $250,000
    12       $70,195     $29,490     $29,490    $250,000   $45,816    $45,816    $250,000     $71,737     $71,737    $250,000
    13       $78,114     $30,872     $30,872    $250,000   $49,997    $49,997    $250,000     $81,775     $81,775    $250,000
    14       $86,430     $32,035     $32,035    $250,000   $54,201    $54,201    $250,000     $92,777     $92,777    $250,000
    15       $95,161     $32,957     $32,957    $250,000   $58,415    $58,415    $250,000    $104,856    $104,856    $250,000

    16      $104,330     $33,618     $33,618    $250,000   $62,625    $62,625    $250,000    $118,146    $118,146    $250,000
    17      $113,956     $33,993     $33,993    $250,000   $66,819    $66,819    $250,000    $132,805    $132,805    $250,000
    18      $124,064     $34,059     $34,059    $250,000   $70,985    $70,985    $250,000    $149,021    $149,021    $250,000
    19      $134,677     $33,767     $33,767    $250,000   $75,090    $75,090    $250,000    $167,007    $167,007    $250,000
    20      $145,821     $33,039     $33,039    $250,000   $79,082    $79,082    $250,000    $187,011    $187,011    $250,000

  Age 60     $95,161     $32,957     $32,957    $250,000   $58,415    $58,415    $250,000    $104,856    $104,856    $250,000
  Age 65    $145,821     $33,039     $33,039    $250,000   $79,082    $79,082    $250,000    $187,011    $187,011    $250,000
  Age 70    $210,477     $21,672     $21,672    $250,000   $97,528    $97,528    $250,000    $325,334    $325,334    $377,387
  Age 75    $292,995       $0          $0          $0      $108,328   $108,328   $250,000    $546,733    $546,733    $585,004
-------------------------------------------------------------------------------------------------------------------------------

(1) ______ Assumes a payment of $4,200 (approximately 90% of the guideline level premium) is made at the beginning of each policy year. Values will be different if payments are made with a different frequency or in different amounts.


(2) ______ Assumes that no policy loan has been made. Excessive loans or partial withdrawals may cause this policy to lapse because of insufficient surrender value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, policy value, and surrender value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12 % over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.






                                       D-6



                          TRANSAMERICA OCCIDENTAL LIFE
                                              SEPARATE ACCOUNT VUL-1
                 FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICY
                                                                                             Male Non-Smoker Age 30
                                                                                              Face Amount: $100,000
                                                                                                  Adjustable Option
                                        BASED ON CURRENT MONTHLY INSURANCE
                      PROTECTION CHARGES (WITHOUT RIDERS), MORTALITY AND EXPENSE RISK CHARGE,
                  ADMINISTRATION CHARGE AND PORTFOLIO EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
            Payments            Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
            Made Plus       Gross Investment Return            Gross Investment Return             Gross Investment Return
            Interest
  Policy    At 5% Per  Surrender    Policy      Death      Surrender    Policy      Death     Surrender    Policy       Death
   Year       Year       Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----       ----       -----      -----      -------       -----      -----      -------      -----       -----      -------

    1        $2,783      $1,263     $2,359     $102,359     $1,411      $2,507    $102,507     $1,559      $2,655     $102,655
    2        $5,704      $3,693     $4,679     $104,679     $4,137      $5,123    $105,123     $4,599      $5,585     $105,585
    3        $8,772      $6,084     $6,960     $106,960     $6,976      $7,852    $107,852     $7,941      $8,817     $108,817
    4        $11,993     $8,437     $9,204     $109,204     $9,933     $10,700    $110,700     $11,617     $12,384    $112,384
    5        $15,375    $10,741    $11,398     $111,398     $13,002    $13,659    $113,659     $15,650     $16,307    $116,307

    6        $18,926    $12,996    $13,544     $113,544     $16,187    $16,735    $116,735     $20,075     $20,623    $120,623
    7        $22,655    $15,217    $15,655     $115,655     $19,505    $19,943    $119,943     $24,947     $25,385    $125,385
    8        $26,570    $17,390    $17,718     $117,718     $22,951    $23,279    $123,279     $30,299     $30,627    $130,627
    9        $30,681    $19,517    $19,736     $119,736     $26,528    $26,747    $126,747     $36,180     $36,399    $136,399
    10       $34,998    $21,599    $21,708     $121,708     $30,245    $30,354    $130,354     $42,645     $42,754    $142,754

    11       $39,530    $23,666    $23,666     $123,666     $34,148    $34,148    $134,148     $49,816     $49,816    $149,816
    12       $44,289    $25,577    $25,577     $125,577     $38,095    $38,095    $138,095     $57,600     $57,600    $157,600
    13       $49,286    $27,442    $27,442     $127,442     $42,201    $42,201    $142,201     $66,183     $66,183    $166,183
    14       $54,533    $29,260    $29,260     $129,260     $46,471    $46,471    $146,471     $75,645     $75,645    $175,645
    15       $60,042    $31,029    $31,029     $131,029     $50,912    $50,912    $150,912     $86,074     $86,074    $191,084

    16       $65,827    $32,754    $32,754     $132,754     $55,534    $55,534    $155,534     $97,560     $97,560    $209,755
    17       $71,901    $34,428    $34,428     $134,428     $60,338    $60,338    $160,338    $110,196    $110,196    $230,311
    18       $78,278    $36,058    $36,058     $136,058     $65,338    $65,338    $165,338    $124,107    $124,107    $251,938
    19       $84,975    $37,644    $37,644     $137,644     $70,542    $70,542    $170,542    $139,424    $139,424    $274,665
    20       $92,006    $39,184    $39,184     $139,184     $75,957    $75,957    $175,957    $156,290    $156,290    $298,513

  Age 60    $184,866    $51,657    $51,657     $151,657    $143,382    $143,382   $243,382    $455,906    $455,906    $610,914
  Age 65    $251,316    $55,510    $55,510     $155,510    $187,915    $187,915   $287,915    $758,938    $758,938    $925,905
  Age 70    $336,125    $57,410    $57,410     $157,410    $241,446    $241,446   $341,446   $1,252,673  $1,252,673  $1,453,100
  Age 75    $444,366    $56,298    $56,298     $156,298    $304,862    $304,862   $404,862   $2,059,618  $2,059,618  $2,203,791
---------------------------------------------------------------------------------------------------------------------------------

(1) ______ Assumes a payment of $2,650 (approximately 75% of the guideline level premium) is made at the beginning of each policy year. Values will be different if payments are made with a different frequency or in different amounts.


(2) ______ Assumes that no policy loan has been made. Excessive loans or partial withdrawals may cause this policy to lapse because of insufficient surrender value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, policy value, and surrender value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12 % over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.






                                       D-7



                          TRANSAMERICA OCCIDENTAL LIFE
                                              SEPARATE ACCOUNT VUL-1
                 FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICY
                                                                                             Male Non-Smoker Age 30
                                                                                              Face Amount: $100,000
                                                                                                  Adjustable Option
                                       BASED ON GUARANTEED MONTHLY INSURANCE
                      PROTECTION CHARGES (WITHOUT RIDERS), MORTALITY AND EXPENSE RISK CHARGE,
                  ADMINISTRATION CHARGE AND PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
            Payments           Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
           Made Plus       Gross Investment Return            Gross Investment Return             Gross Investment Return
            Interest
  Policy   At 5% Per  Surrender    Policy      Death      Surrender    Policy      Death     Surrender    Policy       Death
   Year       Year      Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----       ----      -----      -----      -------       -----      -----      -------      -----       -----      -------

    1        $2,783     $1,259     $2,355     $102,355     $1,407      $2,503    $102,503     $1,555      $2,651     $102,651
    2        $5,704     $3,682     $4,668     $104,668     $4,126      $5,112    $105,112     $4,587      $5,573     $105,573
    3        $8,772     $6,063     $6,939     $106,939     $6,953      $7,829    $107,829     $7,916      $8,792     $108,792
    4       $11,993     $8,402     $9,169     $109,169     $9,893     $10,660    $110,660     $11,573     $12,340    $112,340
    5       $15,375    $10,689    $11,346     $111,346     $12,941    $13,598    $113,598     $15,579     $16,236    $116,236

    6       $18,926    $12,924    $13,472     $113,472     $16,099    $16,647    $116,647     $19,968     $20,516    $120,516
    7       $22,655    $15,122    $15,560     $115,560     $19,385    $19,823    $119,823     $24,795     $25,233    $125,233
    8       $26,570    $17,270    $17,598     $117,598     $22,792    $23,120    $123,120     $30,090     $30,418    $130,418
    9       $30,681    $19,369    $19,588     $119,588     $26,324    $26,543    $126,543     $35,899     $36,118    $136,118
    10      $34,998    $21,420    $21,529     $121,529     $29,988    $30,097    $130,097     $42,278     $42,387    $142,387

    11      $39,530    $23,412    $23,412     $123,412     $33,776    $33,776    $133,776     $49,269     $49,269    $149,269
    12      $44,289    $25,248    $25,248     $125,248     $37,596    $37,596    $137,596     $56,839     $56,839    $156,839
    13      $49,286    $27,028    $27,028     $127,028     $41,552    $41,552    $141,552     $65,156     $65,156    $165,156
    14      $54,533    $28,763    $28,763     $128,763     $45,662    $45,662    $145,662     $74,308     $74,308    $174,308
    15      $60,042    $30,443    $30,443     $130,443     $49,919    $49,919    $149,919     $84,366     $84,366    $187,292

    16      $65,827    $32,070    $32,070     $132,070     $54,330    $54,330    $154,330     $95,410     $95,410    $205,131
    17      $71,901    $33,642    $33,642     $133,642     $58,901    $58,901    $158,901    $107,526    $107,526    $224,730
    18      $78,278    $35,151    $35,151     $135,151     $63,627    $63,627    $163,627    $120,808    $120,808    $245,240
    19      $84,975    $36,609    $36,609     $136,609     $68,526    $68,526    $168,526    $135,384    $135,384    $266,707
    20      $92,006    $38,005    $38.005     $138,005     $73,594    $73,594    $173,594    $151,370    $151,370    $289,117

  Age 60    $184,866   $48,171    $48,171     $148,171    $135,600    $135,600   $235,600    $433,297    $433,297    $580,618
  Age 65    $251,316   $48,843    $48,843     $148,843    $173,472    $173,472   $273,472    $711,596    $711,596    $868,147
  Age 70    $336,125   $44,326    $44,326     $144,326    $214,394    $214,394   $314,394   $1,153,811  $1,153,811  $1,338,421
  Age 75    $444,366   $31,545    $31,545     $131,545    $255,096    $255,096   $355,096   $1,860,412  $1,860,412  $1,990,641
--------------------------------------------------------------------------------------------------------------------------------

(1) ______ Assumes a payment of $2,650 (approximately 75% of the guideline level premium) is made at the beginning of each policy year. Values will be different if payments are made with a different frequency or in different amounts.


(2) ______ Assumes that no policy loan has been made. Excessive loans or partial withdrawals may cause this policy to lapse because of insufficient surrender value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, policy value, and surrender value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12 % over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.






                                       D-8



                          TRANSAMERICA OCCIDENTAL LIFE
                                              SEPARATE ACCOUNT VUL-1
                 FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICY
                                                                                             Male Non-Smoker Age 45
                                                                                              Face Amount: $250,000
                                                                                                  Adjustable Option
                                        BASED ON CURRENT MONTHLY INSURANCE
                      PROTECTION CHARGES (WITHOUT RIDERS), MORTALITY AND EXPENSE RISK CHARGE,
                  ADMINISTRATION CHARGE AND PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
           Payments            Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
           Made Plus       Gross Investment Return            Gross Investment Return            Gross Investment Return
           Interest
 Policy    At 5% Per  Surrender    Policy      Death     Surrender    Policy      Death     Surrender     Policy       Death
  Year       Year       Value      Value      Benefit      Value      Value      Benefit      Value       Value       Benefit
  ----       ----       -----      -----      -------      -----      -----      -------      -----       -----       -------

    1       $13,020     $6,074    $10,904     $260,904     $6,762    $11,592    $261,592     $7,450      $12,280     $262,280
    2       $26,691    $17,222    $21,567     $271,567    $19,280    $23,625    $273,625     $21,422     $25,767     $275,767
    3       $41,046    $28,110    $31,972     $281,972    $32,235    $36,097    $286,097     $36,700     $40,562     $290,562
    4       $56,118    $38,757    $42,137     $292,137    $45,661    $49,041    $299,041     $53,435     $56,815     $306,815
    5       $71,944    $49,147    $52,044     $302,044    $59,556    $62,454    $312,454     $71,756     $74,653     $324,653

    6       $88,561    $59,278    $61,693     $311,693    $73,937    $76,352    $326,352     $91,821     $94,236     $344,236
    7      $106,009    $69,144    $71,074     $321,074    $88,813    $90,743    $340,743    $113,799     $115,729    $365,729
    8      $124,329    $78,728    $80,175     $330,175    $104,182   $105,630   $355,630    $137,865     $139,313    $389,313
    9      $143,566    $88,021    $88,986     $338,986    $120,054   $121,019   $371,019    $164,222     $165,187    $415,187
   10      $163,764    $97,007    $97,490     $347,490    $136,427   $136,910   $386,910    $192,082     $193,565    $443,565

   11      $184,972    $106,309   $106,309    $356,309    $154,016   $154,016   $404,016    $225,497     $225,497    $475,497
   12      $207,241    $114,891   $114,891    $364,891    $171,783   $171,783   $421,783    $260,668     $260,668    $510,668
   13      $230,623    $123,240   $123,240    $373,240    $190,241   $190,241   $440,241    $299,419     $299,419    $549,419
   14      $255,174    $131,357   $131,357    $381,357    $209,417   $209,417   $459,417    $342,120     $342,120    $592,120
   15      $280,953    $139,234   $139,234    $389,234    $229,335   $229,335   $479,335    $389,178     $389,178    $639,178

   16      $308,021    $146,868   $146,868    $396,868    $250,018   $250,018   $500,018    $441,039     $441,039    $691,039
   17      $336,442    $154,255   $154,255    $404,255    $271,493   $271,493   $521,493    $498,200     $498,200    $748,200
   18      $366,284    $161,386   $161,386    $411,386    $293,784   $293,784   $543,784    $561,203     $561,203    $811,203
   19      $397,618    $168,250   $168,250    $418,250    $316,910   $316,910   $566,910    $630,646     $630,646    $880,646
   20      $430,519    $174,838   $174,838    $424,838    $340,898   $340,898   $590,898    $707,190     $707,190    $957,190

 Age 60    $280,953    $139,234   $139,234    $389,234    $229,335   $229,335   $479,335    $389,178     $389,178    $639,178
 Age 65    $430,519    $174,838   $174,838    $424,838    $340,898   $340,898   $590,898    $707,190     $707,190    $957,190
 Age 70    $621,407    $203,739   $203,739    $453,739    $475,107   $475,107   $725,107   $1,225,353   $1,225,353  $1,475,353
 Age 75    $865,034    $223,482   $223,482    $473,482    $634,282   $634,282   $884,282   $2,069,546   $2,069,546  $2,319,546
--------------------------------------------------------------------------------------------------------------------------------

 (1) _____ Assumes a payment of $12,400 (approximately 75% of the guideline level premium) is made at the beginning of each policy year. Values will be different if payments are made with a different frequency or in different amounts.


(2) ______ Assumes that no policy loan has been made. Excessive loans or partial withdrawals may cause this policy to lapse because of insufficient surrender value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, policy value, and surrender value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12 % over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.






                                       D-9



                          TRANSAMERICA OCCIDENTAL LIFE
                                              SEPARATE ACCOUNT VUL-1
                 FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICY
                                                                                             Male Non-Smoker Age 45
                                                                                              Face Amount: $250,000
                                                                                                  Adjustable Option
                                       BASED ON GUARANTEED MONTHLY INSURANCE
                      PROTECTION CHARGES (WITHOUT RIDERS), MORTALITY AND EXPENSE RISK CHARGE,
                  ADMINISTRATION CHARGE AND PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
           Payments            Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
           Made Plus       Gross Investment Return            Gross Investment Return             Gross Investment Return
           Interest
 Policy    At 5% Per  Surrender    Policy      Death      Surrender    Policy      Death     Surrender    Policy       Death
  Year       Year       Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
  ----       ----       -----      -----      -------       -----      -----      -------      -----       -----      -------

    1       $13,020     $6,057    $10,887     $260,887     $6,745     $11,575    $261,575     $7,433      $12,263    $262,263
    2       $26,691    $17,172    $21,517     $271,517     $19,228    $23,573    $273,573     $21,367     $25,712    $275,712
    3       $41,046    $28,003    $31,865     $281,865     $32,119    $35,981    $285,981     $36,575     $40,437    $290,437
    4       $56,118    $38,587    $41,967     $291,967     $45,469    $48,849    $298,849     $53,219     $56,599    $306,599
    5       $71,944    $48,899    $51,797     $301,797     $59,266    $62,163    $312,163     $71,416     $74,313    $324,313

    6       $88,561    $58,915    $61,330     $311,330     $73,498    $75,913    $325,913     $91,291     $93,706    $343,706
    7      $106,009    $68,671    $70,601     $320,601     $88,217    $90,147    $340,147    $113,050    $114,980    $364,980
    8      $124,329    $78,139    $79,586     $329,586    $103,407    $104,854   $354,854    $136,848    $138,295    $388,295
    9      $143,566    $87,295    $88,260     $338,260    $119,060    $120,025   $370,025    $162,863    $163,828    $413,828
   10      $163,764    $96,116    $96,598     $346,598    $135,164    $135,646   $385,646    $191,290    $191,773    $441,773

   11      $184,972    $104,607   $104,607    $354,607    $151,739    $151,739   $401,739    $222,375    $222,375    $472,375
   12      $207,241    $112,264   $112,264    $362,264    $168,291    $168,291   $418,291    $255,875    $255,875    $505,875
   13      $230,623    $119,574   $119,574    $369,574    $185,321    $185,321   $435,321    $292,567    $292,567    $542,567
   14      $255,174    $126,514   $126,514    $376,514    $202,820    $202,820   $452,820    $332,744    $332,744    $582,744
   15      $280,953    $133,061   $133,061    $383,061    $220,776    $220,776   $470,776    $376,731    $376,731    $626,731

   16      $308,021    $139,192   $139,192    $389,192    $239,178    $239,178   $489,178    $424,884    $424,884    $674,884
   17      $336,442    $144,886   $144,886    $394,886    $258,013    $258,013   $508,013    $477,596    $477,596    $727,596
   18      $366,284    $150,120   $150,120    $400,120    $277,269    $277,269   $527,269    $535,300    $535,300    $785,300
   19      $397,618    $154,843   $154,843    $404,843    $296,903    $296,903   $546,903    $598,441    $598,441    $848,441
   20      $430,519    $158,976   $158,976    $408,976    $316,838    $316,838   $566,838    $667,478    $667,478    $917,478

 Age 60    $280,953    $133,061   $133,061    $383,061    $220,776    $220,776   $470,776    $376,731    $376,731    $626,731
 Age 65    $430,519    $158,976   $158,976    $408,976    $316,838    $316,838   $566,838    $667,478    $667,478    $917,478
 Age 70    $621,407    $171,092   $171,092    $421,092    $423,037    $423,037   $673,037   $1,130,461  $1,130,461  $1,380,461
 Age 75    $865,034    $160,669   $160,669    $410,669    $529,605    $529,605   $779,605   $1,859,287  $1,859,287  $2,109,287
--------------------------------------------------------------------------------------------------------------------------------

(1) ______ Assumes a payment of $12,400 (approximately 75% of the guideline level premium) is made at the beginning of each policy year. Values will be different if payments are made with a different frequency or in different amounts.


(2) ______ Assumes that no policy loan has been made. Excessive loans or partial withdrawals may cause this policy to lapse because of insufficient surrender value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates of return for the portfolios. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period. The death benefit, policy value, and surrender value for a policy would be different from those shown if actual gross rates of return averaged 0%, 6%, or 12 % over a period of years but fluctuated above or below those averages for individual policy years. They would also be different if any partial surrenders or policy loans were made.

       APPENDIX E -

MAXIMUM SURRENDER CHARGES

We compute surrender charges on the policy by using a rate per $1,000 of face amount of insurance. The rate which applies to a policy is based on whether the insured is male or female (male rates are used if the policy is issued using unisex rates); the insured's age at the start of the surrender charge period (date of issue for the initial face amount or effective date of increase for an increase in face amount); and the number of years during which the surrender charges have been effective.

The surrender charges are computed on the date of issue for the initial face amount and apply for ten years from the date of issue. New surrender charges are computed for any increase in face amount. The surrender charges for a face increase amount apply for ten years from the date the increase is effective and apply only to the face increase amount.

During the period that surrender charges apply, the rate decreases each policy year on the policy anniversary for the initial face amount and on each twelve month anniversary of the effective date of the face increase amount. The rate established on the policy anniversary or twelve month anniversary for a face increase amount applies during that year.

The maximum surrender charge rate is the rate in the first year of the surrender charge period. These rates are listed on the next page. Male rates are used if unisex rates apply on the policy.

The maximum amount of the surrender charges is calculated by multiplying the appropriate rate from the table by the face amount of insurance divided by $1,000. For example, if the insured is a male, age 45 at issue, and the initial face amount of the policy is $200,000, the maximum surrender charges amount is determined as follows:

1.   Find 45 under the column Insured's age.

2.   Find the rate per  $1,000  for age 45 under the  column  Male  Rates ($) --
     $19.32.

3.   Divide the face amount by $1,000 -- $200,000 divided by $1,000 equals 200.

4. Multiply the rate in number 2 by the result in number 3 -- $19.32 times 200 equals $3,864.

The amount of the surrender charges decreases each year on the policy anniversary (or twelve month anniversary for a face increase amount) as long as the face amount of insurance does not change. For the example shown above, for instance, the surrender charges rate in the fifth policy year is $11.59. The surrender charges amount in the fifth year on a $200,000 face amount is $2,318. The surrender charges rate in the tenth policy year is $1.93. The surrender charges amount in the tenth year on a $200,000 face amount is $386.

                         Maximum Surrender Charge Rates



  Insured's Age  Male Rates Female Rates Insured's Age Male Rates Female Rates
                   ($)          ($)            ($)          ($)         ($)
    0             6.65          6.44           35          12.76        12.12
    1             6.72          6.49           36          13.23        12.55
    2             6.79          6.57           37          13.73        13.02
    3             6.89          6.65           38          14.28        13.53
    4             6.95          6.72           39          14.90        14.11
    5             7.03          6.79           40          15.51        14.67
    6             7.12          6.87           41          16.30        15.41
    7             7.19          6.94           42          16.96        16.02
    8             7.27          7.00           43          17.72        16.73
    9             7.35          7.08           44          18.54        17.49
    10            7.42          7.15           45          19.32        18.21
    11            7.50          7.23           46          20.52        19.34
    12            7.58          7.31           47          21.74        20.47
    13            7.66          7.37           48          22.95        21.58
    14            7.74          7.45           49          24.15        22.71
    15            7.83          7.53           50          25.36        23.84
    16            7.90          7.59           51          27.04        25.40
    17            7.97          7.67           52          28.71        26.96
    18            8.07          7.75           53          30.39        28.51
    19            8.21          7.88           54          32.06        30.07
    20            8.39          8.05           55          33.74        31.63
    21            8.55          8.20           56          35.14        32.94
    22            8.75          8.38           57          36.55        34.25
    23            8.93          8.55           58          37.96        35.56
    24            9.17          8.77           59          39.37        36.87
    25            9.48          9.06           60          40.78        38.18
    26            9.76          9.33           61          42.52        39.79
    27            10.03         9.59           62          44.25        41.41
    28            10.32         9.85           63          45.99        43.02
    29            10.64        10.14           64          47.72        44.64
    30            10.96        10.45           65          49.47        46.26
    31            11.28        10.74           66          53.18        49.71
    32            11.62        11.06           67          54.00        53.16
    33            11.97        11.38           68          54.00        54.00
    34            12.37        11.75          69-80        54.00        54.00

APPENDIX F- SPECIAL TERMS

Age: how old the insured is on his or her birthday closest to the date of issue and, subsequently, the policy anniversary.

Attained Age: the insured's age as of the insured's last birthday at the start of the policy year. Attained age is used in the calculation of the guideline minimum sum insured.

Beneficiary: the person or persons you name to receive the net death benefit when the insured dies.

Date of Issue: the date the policy was issued. It is used to measure the monthly processing date, policy months, policy years and policy anniversaries.

Death Benefit: the amount payable when the insured dies before the maturity date, before deductions for any outstanding loan and due and unpaid partial withdrawals, partial withdrawal charges, and monthly insurance protection charges.

Evidence of Insurability: information, including medical information, that we use to decide whether to issue the requested coverage, to determine the underwriting class for the person insured, or to determine whether the policy may be reinstated.

Face Amount: the amount of insurance coverage. The initial face amount is shown in your policy.

Final Payment Date: the policy anniversary nearest the insured's 100th birthday. No payments may be made by you after this date. No monthly insurance protection charges will be deducted from the policy value after this date. Generally, the net death benefit after this date will equal 101% of the policy value minus any outstanding loan, except as otherwise provided in a guaranteed death benefit rider, if attached to the policy.

Fixed Account: an account that is a part of the general account and that guarantees a fixed interest rate.

General Account: all our assets other than those held in separate investment accounts. Guideline Minimum Sum Insured: the minimum death benefit required to qualify the policy as a life insurance contract under federal tax laws. The guideline minimum sum insured is the product of:

o        the policy value times

o        a percentage based on the insured's attained age.

Insured: the person insured under the policy. If the insured dies while the policy is in force and before the maturity date, the net death benefit will be paid to the beneficiary.

Insurance Protection Amount: the death benefit less the policy value.

Internal Revenue Code or Code: the Internal Revenue Code of 1986, as amended, and its rules and regulations.

Issuance: the date we mail the policy for delivery to you if the application is approved.

Loan Value: the maximum amount you may borrow under the policy.

Maturity Date: the policy anniversary nearest the insured's age 115.

Minimum Monthly Payment: a monthly amount shown in your policy. If you pay this amount, less partial withdrawals, partial withdrawal charges and any outstanding loans, we guarantee that your policy will not lapse before the 49th monthly processing date from the date of issue or increase in face amount, within limits.

Monthly Insurance Protection Charge: the amount of money we deduct from the policy value each month to pay for the insurance protection amount and any riders.

Monthly Processing Date: the date, shown in your policy, on which monthly deductions are deducted.

Net Death Benefit: on or before the final payment date, and before the paid-up insurance option is exercised, the net death benefit is:

                                       F-1
o

o the death benefit under the elected death benefit option, either the level option or adjustable option, minus

o ________ any outstanding loan, monthly insurance protection charges due and unpaid through the policy month in which the insured dies, as well as any due and unpaid partial withdrawals and partial withdrawal charges.

After the final payment date, and except as otherwise provided under the guaranteed death benefit rider, the net death benefit is:

o        101% of the policy value minus

o any outstanding loan and any due and unpaid partial withdrawals and partial withdrawal charges.

If the paid-up insurance option is exercised, the net death benefit is the paid-up insurance amount minus any outstanding loan.

Net Payment: your payment less a payment expense charge.

Outstanding Loan: all unpaid policy loans plus loan interest due or accrued.

Paid-Up Insurance: life insurance coverage for the life of the insured, with no further premiums due.

Policy Owner: the person who may exercise all rights under the policy, with the consent of any irrevocable beneficiary. You and your refer to the policy owner in this prospectus.

Policy Value: the total value of your policy. It is the sum of the:

o        value of the units of the sub-accounts credited to your policy, plus

o        accumulation in the fixed account credited to your policy.

Portfolio:   a  mutual  fund  investment  portfolio  in  which  a  corresponding sub-account invests.

Premium: a payment you must make to us to keep the policy in force.

Pro rata Allocation: an allocation among the fixed account and the sub-accounts in the same proportion that, on the date of allocation, the portion of the policy value in the fixed account and the portion of the policy value in each sub-account bear to the total policy value net of any outstanding loans.

Separate Account: Transamerica Occidental Life Separate Account VUL-1 of Transamerica Occidental Life Insurance Company, one of our separate investment accounts.

Sub-Account: a subdivision of the separate account investing exclusively in the shares of a portfolio.

Surrender Value: the policy value less any outstanding loan and surrender charges. The surrender value is the amount payable on a full surrender.

Transamerica: Transamerica Occidental Life Insurance Company. We, our, us, Company and Transamerica refer to Transamerica Occidental Life Insurance Company in this prospectus.

Underwriting Class: the insurance risk classification that we assign the insured based on the information in the application and other evidence of insurability we consider. The insured's underwriting class will affect the monthly insurance protection charge and the payment required to keep the policy in force.

Unit: a measure of your interest in a sub-account.

Valuation Date: any day on which the net asset value of the shares of any portfolio and unit values of any sub-accounts are computed. Valuation dates currently occur on:

o        each day the New York Stock Exchange is open for trading, and

o ________ other days, such as those other than a day during which no payment, partial withdrawal or surrender of a policy was received, when there is a sufficient degree of trading in a portfolio's securities so that the current net asset value of the sub-account may be materially affected.

Valuation Period: the interval between two consecutive valuation dates.

Variable Life Service Center: our office at 440 Lincoln Street, Worcester,
 Massachusetts 01653.

o ________ Our mailing address for all written requests and other correspondence is:

                 Transamerica Occidental Life Insurance Company
                          Variable Life Service Center
                                                  P.O. Box 8990
                        Boston, Massachusetts 02266-8990

o        Our address for express mail packages is:

                 Transamerica Occidental Life Insurance Company
                          Variable Life Service Center
                                 66 Brooks Drive

                                   Suite 8990

                         Braintree, Massachusetts 02184

o        Our customer service telephone number is:
                                 (800) 782-8315.